As filed with the Securities and Exchange Commission on July 27,
2001
Registration Nos. 002-99861
811-04395

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

POST-EFFECTIVE AMENDMENT NO.    46
to the
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

and

POST-EFFECTIVE AMENDMENT NO.    47
to the
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940


SMITH BARNEY MUNI FUNDS
(Formerly, Smith Barney Muni Bond Funds)
(Exact name of Registrant as specified in the Declaration of Trust)

7 World Trade Center, New York, New York 10048
(Address of principal executive offices)

(212) 783-0693
(Registrant's telephone number)

Christina T. Sydor
7 World Trade Center, New York, New York 10048 (39th floor)
(Name and address of agent for service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[   ]	immediately upon filing pursuant to paragraph (b)
[X ]	on July 30, 2001 pursuant to paragraph (b)
[   ]	60 days after filing pursuant to paragraph (a)(1)
[   ]	on (date) pursuant to paragraph (a)(1)
[   ]	75 days after filing pursuant to paragraph (a)(2)
[   ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ]	this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.



CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


PART A

                                  PROSPECTUS



            -------------------------------------------------


                               CALIFORNIA MONEY

                               MARKET PORTFOLIO

            -------------------------------------------------

      Class A and Y Shares

      July 30, 2001




      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                           [LOGO] Smith Barney
                                  Mutual Funds
                Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE

           ---------------------------------------------------------

California Money Market Portfolio

  Contents
Investments, risks and performance...........  2

More on the fund's investments...............  6

Management...................................  7

Choosing a class of shares to buy............  8

Letter of intent: Class Y shares.............  9

Deferred sales charges.......................  9

Buying shares................................ 11

Exchanging shares............................ 12

Redeeming shares............................. 14

Other things to know about share transactions 16

Dividends, distributions and taxes........... 18

Share price.................................. 19

Financial highlights......................... 20

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.


                                                       Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective

The fund seeks to provide income exempt from both regular federal income taxes and California personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.


Principal investment strategies
Key investments The fund invests at least 80% of its assets in short-term high quality California municipal securities. These include securities issued by the State of California and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from California state personal income taxes. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

[_]Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors
[_]May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
[_]Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
[_]Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels


California Money Market Portfolio

Principal risks of investing in the fund
Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short-term municipal debt instruments or money market funds, if:

[_]Interest rates rise, causing the value of the fund's portfolio to decline
[_]The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded [_]California municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting California municipal issuers
[_]Unfavorable legislation affects the tax-exempt status of municipal securities
[_]The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal income taxation and California state personal income taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be taxable to investors in states other than California.


Who may want to invest The fund may be an appropriate investment if you:

[_]Are a California taxpayer in a high federal tax bracket seeking current income exempt from federal income taxes and California personal income taxes [_]Seeking exposure to short-term municipal securities at a minimum level of additional risk
[_]Are looking to allocate a portion of your assets to money market securities


                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 full calendar years. Class Y shares have different performance because of different expenses.


                        Total Return for Class A Shares

                         [CHART]
                         91 3.88%
                         92 2.29%
                         93 1.81%
                         94 2.30%
                         95 3.32%
                         96 2.97%
                         97 2.98%
                         98 2.72%
                         99 2.45%
                         00 3.02%
                         Calendar years ended December


Quarterly returns:
Highest: 0.99% in 1st quarter 1991; Lowest: 0.42% in 1st quarter 1993

Year to date: 1.27% through 6/30/01.


Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                         Average Annual Total Returns

                    Calendar Years Ended December 31, 2000


Class         1 year 5 years 10 years Since inception Inception date

  A           3.02%   2.83%   2.77%        2.92%         05/10/90

  Y           3.11%    n/a     n/a         2.94%         07/19/96

90 day T-bill 5.99%   5.18%   4.78%         n/a            n/a




7 day yield as of December 31, 2000:


Class A: 3.44%; Class Y: 3.55%.



California Money Market Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees

(fees paid directly from your investment)           Class A Class Y

Maximum sales charge (load) imposed on purchases
(as a % of offering price)                           None    None

Maximum deferred sales charge (load) (as a % of the
lower of net asset value at purchase or redemption)  None*   None


                        Annual fund operating expenses


(expenses deducted from fund assets)

Management fees                       0.50% 0.50%

Distribution and service (12b-1) fees 0.10%  None

Other expenses                        0.03% 0.04%

                                      ----- -----
Total annual fund operating expenses  0.63% 0.54%

                                      ===== =====

*Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
[_]You invest $10,000 in the fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The fund's operating expenses remain the same
[_]Redemption of your shares at the end of the period

                      Number of years you own your shares


        1 year 3 years 5 years 10 years

Class A  $64    $202    $351     $786

Class Y  $55    $173    $302     $677




                                                       Smith Barney Mutual Funds

  More on the fund's investments


California municipal securities California municipal securities include debt obligations issued by certain non-California governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on California municipal securities is exempt from regular federal income tax and California personal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.


Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of taxable money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


California Money Market Portfolio

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC ("SBFM")(formerly known as SSB Citi Fund Management LLC), an affiliate of Salomon Smith Barney Inc. The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Management fees During the fiscal year ended March 31, 2001, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.




Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.



Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.



                                                       Smith Barney Mutual Funds

  Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value

You may buy shares from:




[_]A broker/dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")


[_]The fund, but only if you are investing through certain Service Agents



All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.


Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                    Initial        Additional

                                              Class A    Class Y   All Classes

General                                        $1,000  $15 million    $50

Uniform Gift to Minors Accounts                 $250   $15 million    $50



California Money Market Portfolio

  Letter of intent: Class Y shares

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

  Deferred sales charges

Class A shares
If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

[_]Shares exchanged for shares of another Smith Barney fund
[_]Shares that represent reinvested distributions and dividends
[_]Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


                                                       Smith Barney Mutual Funds

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

[_]For involuntary redemptions of small account balances
[_]For 12 months following the death or disability of a shareholder


If you want to learn about additional waivers of deferred sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").



California Money Market Portfolio

  Buying shares


       Through a You should contact your Service Agent to open a bro-
   Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:
                 [_]Class of shares being bought
                 [_]Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
Through the fund Certain investors who are clients of certain Service
                 Agents are eligible to buy shares directly from the fund.

                 [_]Write the fund at the following address:
                     Smith Barney Muni Funds
                     California Money Market Portfolio
                     (Specify class of shares)
                     c/o PFPC Global Fund Services
                     P.O. Box 9699
                     Providence, RI 02940-9699
                 [_]Enclose a check to pay for the shares. For initial
                    purchases, complete and send an account
                    application.
                 [_]For more information, call the transfer agent at
                    1-800-451-2010.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.



                                                       Smith Barney Mutual Funds

  Exchanging shares

 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund you are exchang-
       help meet the ing into.
    varying needs of
      both large and [_]You may exchange shares only for shares of the
     small investors    same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent for further information.
                     [_]Exchanges of Class A shares are subject to minimum
                        investment requirements and all shares are subject
                        to the other requirements of the fund into which
                        exchanges are made.
                     [_]If you hold share certificates, the sub-transfer agent
                        must receive the certificates endorsed for transfer or
                        with signed stock powers (documents transferring
                        ownership of certificates) before the exchange is
                        effective.
                     [_]The fund may suspend or terminate your exchange
                        privilege if you engage in an excessive pattern of
                        exchanges.

-------------------------------------------------------

     Sales charges Your shares may be subject to an initial sales charge at the time of the exchange. For more information, con-tact your Service Agent or the transfer agent.

                   Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.



California Money Market Portfolio

By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
             Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
             (Eastern time).

             You can make telephone exchanges only between accounts that have identical registrations.



---------------------------------------------------------------------
By mail      If you do not have a brokerage account, contact your
             Service Agent or write to the sub-transfer agent at the
             address on the following page.



                                                       Smith Barney Mutual Funds

  Redeeming shares


Generally Contact your Service Agent to redeem shares of the fund.

          If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is ef-fective.

          If the shares are held by a fiduciary or corporation, other documents may be required.

          Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

          If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

------------------------------------------------------------------


By mail For accounts held directly at the fund, send written requests to the fund at the following address:
              Smith Barney Muni Funds
              California Money Market Portfolio
              (Specify class of shares)
              c/o PFPC Global Fund Services
              P.O. Box 9699
              Providence, RI 02940-9699

          Your written request must provide the following:

          [_]The name of the fund and account number
          [_]The class of shares and the dollar amount or num-
             ber of shares to be redeemed
          [_]Signatures of each owner exactly as the account is registered



California Money Market Portfolio

By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York
             Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
             (Eastern time).

             Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
             (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer
             (ACH) or wire.




         For more information, contact your Service Agent or consult the SAI.



                                                       Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered


A request to purchase shares becomes effective only when a Service Agent, the transfer agent or the sub-transfer agent receives, or converts the purchase amount into, federal funds.



The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


[_]Are redeeming over $50,000

[_]Are sending signed share certificates or stock powers to the sub-transfer agent
[_]Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]Suspend the offering of shares
[_]Waive or change minimum and additional investment amounts
[_]Reject any purchase or exchange order
[_]Change, revoke or suspend the exchange privilege
[_]Suspend telephone transactions


California Money Market Portfolio

[_]Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_]Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.




Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


                                                       Smith Barney Mutual Funds

  Dividends, distributions and taxes


Dividends The fund declares a dividend of substantially all of its net investment income on each day the New York Stock Exchange (NYSE) is open. Income dividends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


Transaction             Federal tax status       California tax status

Redemption or           Usually no gain or loss; Usually no gain or
exchange of shares      loss may result to       loss; loss may result
                        extent of any deferred   to extent of any
                        sales charge             deferred sales charge

Long-term capital gain  Long-term capital gain   Long-term capital gain
distributions

Short-term capital gain Ordinary income          Ordinary income
distributions

Dividends               Excluded from gross      Exempt from
                        income if from           personal income
                        interest on tax-exempt   taxes if from interest
                        securities, otherwise    on California
                        ordinary income          municipal securities,
                                                 otherwise ordinary
                                                 income



The fund anticipates that it will normally not earn or distribute any long-term capital gains.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions and dividends.



California Money Market Portfolio

Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best effort to continue to maintain a constant net asset value of $1.00.


Form of Purchase Payment     Purchase is Effective and Dividends Begin

[_]Payment in federal        If received before    At the close of
   funds                     the close of regular  regular trading
                             trading on the        on the Exchange
                             Exchange:             on that day

[_]Having a sufficient       If received after the At the close of
   cash balance in your      close of regular      regular trading on
   account with a Service    trading on the        the Exchange on the
   Agent                     Exchange:             next business day

[_]Other forms of            At the close of regular trading on the
   payment, with             Exchange on the next business day
   conversion into, or
   advance of, federal
   funds by a Service
   Agent

[_]Other forms of
   payment received by
   the transfer agent




Service Agents must transmit all orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.




                                                       Smith Barney Mutual Funds

  Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

  For a Class A share of beneficial interest outstanding throughout each year ended March 31:


                                          2001    2000    1999    1998    1997

 ------------------------------------------------------------------------------
 Net asset value, beginning of year     $1.00   $1.00   $1.00   $1.00   $1.00

 ------------------------------------------------------------------------------
  Net investment income                 0.030   0.025   0.026   0.029   0.028
  Dividends from net investment income (0.030) (0.025) (0.026) (0.029) (0.028)

 ------------------------------------------------------------------------------
 Net asset value, end of year           $1.00   $1.00   $1.00   $1.00   $1.00

 ------------------------------------------------------------------------------
 Total return                           3.03%   2.49%   2.61%   2.98%   2.79%

 ------------------------------------------------------------------------------
 Net assets, end of year (millions)    $3,355  $3,095  $2,136  $1,789  $1,400

 ------------------------------------------------------------------------------
 Ratios to average net assets:
  Expenses/(1)/                         0.63%   0.66%   0.64%   0.63%   0.67%
  Net investment income                  2.97    2.46    2.55    2.92    2.75

 ------------------------------------------------------------------------------



/(1)/As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80% for Class A shares.





California Money Market Portfolio

  For a Class Y share of beneficial interest outstanding throughout each year ended March 31, except where noted:


                                         2001    2000    1999    1998   1997/(1)/

------------------------------------------------------------------------------------
Net asset value, beginning of year     $1.00   $1.00   $1.00   $1.00     $1.00

------------------------------------------------------------------------------------
 Net investment income                 0.031   0.025   0.026   0.031     0.020
 Dividends from net investment income (0.031) (0.025) (0.026) (0.031)   (0.020)

------------------------------------------------------------------------------------
Net asset value, end of year           $1.00   $1.00   $1.00   $1.00     $1.00

------------------------------------------------------------------------------------
Total return                           3.12%   2.57%   2.60%   3.09%     2.04%/(2)/

------------------------------------------------------------------------------------
Net assets, end of year (000's)           $3      $2      $2  $3,413    $7,405

------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(3)/                         0.54%   0.55%   0.51%   0.54%     0.56%/(4)/
 Net investment income                  3.06    2.58    2.68    3.01      2.77/(4)/

------------------------------------------------------------------------------------


/(1)/For the period from July 19, 1996 (inception date) to March 31, 1997. /(2)/Total return is not annualized, as it may not be representative of the total return for the year.
/(3)/As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70% for Class Y shares.
/(4)/Annualized.



                                                       Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/SM/

California Money Market Portfolio

An investment portfolio of Smith Barney Muni Funds


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.



The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Floor, New York, New York 10048.




Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.


(Investment Company Act file
no. 811-04395)

FD0773 7/01

                                  PROSPECTUS



            -------------------------------------------------



                              MASSACHUSETTS MONEY
                               MARKET PORTFOLIO

            -------------------------------------------------

      Class A and Y Shares

      July 30, 2001



      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                   [LOGO] Smith Barney
                          Mutual Funds
                 Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

Massachusetts Money Market Portfolio

  Contents


                 Investments, risks and expenses............................  2

                 More on the fund's investments.............................  7

                 Management.................................................  8

                 Choosing a class of shares to buy..........................  9

                 Letter of intent: Class Y shares........................... 10

                 Deferred sales charges..................................... 11

                 Buying shares.............................................. 12

                 Exchanging shares.......................................... 13

                 Redeeming shares........................................... 15

                 Other things to know about share transactions.............. 17

                 Dividends, distributions and taxes......................... 19

                 Share price................................................ 20

                 Financial highlights....................................... 21


You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.


                                                       Smith Barney Mutual Funds

  Investments, risks and expenses

Investment objective

The fund seeks to provide income exempt from both regular federal income taxes and Massachusetts personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

Principal investment strategies
Key investments The fund invests at least 80% of its assets in short-term high quality Massachusetts municipal securities. These include securities issued by the Commonwealth of Massachusetts and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Massachusetts state personal income taxes. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

[_]Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors
[_]May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
[_]Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
[_]Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels


Massachusetts Money Market Portfolio

Principal risks of investing in the fund
Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other municipal short-term debt instruments or money market funds, if:

[_] Interest rates rise, causing the value of the fund's portfolio to decline
[_] The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
[_] Massachusetts municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Massachusetts municipal issuers
[_] Unfavorable legislation affects the tax-exempt status of municipal securities
[_] The manager's judgment about the attractiveness, value, income potential or credit quality of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal income taxation and Massachusetts state personal income taxation. The fund may realize taxable gains on the sale of its securities. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be taxable to investors in states other than Massachusetts.

Who may want to invest The fund may be an appropriate investment if you:

[_] Are a Massachusetts taxpayer in a high federal tax bracket seeking current income exempt from federal income taxes and Massachusetts personal income taxes
[_] Seeking exposure to short-term municipal securities at a minimum level of additional risk
[_] Are looking to allocate a portion of your assets to money market securities




                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for the full calendar year. Class Y shares have different performance because of different expenses.


                        Total Return for Class A Shares

[CHART]
00      3.51%

Calendar years ended December 31


Quarterly returns:

Highest: 0.92% in 4th quarter 2000; Lowest: 0.75% in 1st quarter 2000; Year to date: 1.40% through 6/30/01.


Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                         Average Annual Total Returns

                    Calendar Years Ended December 31, 2000



                                        Since   Inception
Class         1 year 5 years 10 years inception   date

A             3.51%    n/a     n/a      3.41%    9/14/99

90 day T-bill 5.99%    n/a     n/a      5.78%       *



* Comparison begins on September 14, 1999.



7 day yield as of December 31, 2000:


Class A: 3.91%.



Massachusetts Money Market Portfolio

Fee table
This table sets forth the estimated fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees

(fees paid directly from your investment) Class A Class Y

Maximum sales charge (load) imposed
on purchases (as a % of offering price)    None    None

Maximum deferred sales charge (load) (as
a % of the lower of net asset value at
purchase or redemption)                    None*   None


                        Annual fund operating expenses


(expenses deducted from fund assets)  Class A Class Y**

Management fee***                      0.50%    0.50%

Distribution and service (12b-1) fees  0.10%     None

Other expenses                         0.06%    0.06%

                                       -----    -----
Total annual fund operating expenses   0.66%    0.56%


*Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

**For Class Y shares "Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the fiscal year ended March 31, 2001.


***Because the manager has voluntarily waived a portion of its management fees as indicated in the table below, actual expenses were:



                                     Class A Class Y**

Management fee                        0.48%    0.48%

Total annual fund operating expenses  0.65%    0.55%



The manager may change or eliminate these expense limits at any time.


                                                       Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]You invest $10,000 in the fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The fund's operating expenses remain the same
[_]Redemption of your shares at the end of the period

                      Number of years you own your shares


        1 year 3 years 5 years 10 years

Class A  $66    $208    $362     $810

Class Y  $56    $176    $307     $689



6


Massachusetts Money Market Portfolio

  More on the fund's investments

Massachusetts municipal securities Massachusetts municipal securities include debt obligations issued by certain non-Massachusetts governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on Massachusetts municipal securities is exempt from regular federal income tax and Massachusetts personal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of taxable money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


                                                       Smith Barney Mutual Funds

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC ("SBFM") (formerly known as SSB Citi Fund Management LLC), an affiliate of Salomon Smith Barney Inc. The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Management fees During the fiscal year ended March 31, 2001, the manager received a management fee equal to 0.48% of the fund's average daily net assets.




Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.



Massachusetts Money Market Portfolio

  Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from:




[_] A broker/dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")

[_] The  fund, but only if you are investing through certain Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                   Initial        Additional

                                             Class A    Class Y   All Classes

General                                       $1,000  $15 million    $50

Uniform Gift to Minors Accounts                $250   $15 million    $50



                                                       Smith Barney Mutual Funds

  Letter of intent: Class Y shares

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Massachusetts Money Market Portfolio

  Deferred sales charges

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

[_]Shares exchanged for shares of another Smith Barney fund
[_]Shares that represent reinvested distributions and dividends
[_]Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

[_]For involuntary redemptions of small account balances
[_]For 12 months following the death or disability of a shareholder


If you want to learn about additional waivers of deferred sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").




                                                       Smith Barney Mutual Funds

  Buying shares


       Through a You should contact your Service Agent to open a bro-
   Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 [_]Class of shares being bought
                 [_]Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
Through the fund Certain investors who are clients of certain Service
                 Agents are eligible to buy shares directly from the fund.

                 [_]Write the fund at the following address:
                    Smith Barney Muni Funds
                    Massachusetts Money Market Portfolio
                    (Specify class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699
                 [_]Enclose a check to pay for the shares. For initial
                    purchases, complete and send an account
                    application.
                 [_]For more information, call the transfer agent at
                    1-800-451-2010.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.



Massachusetts Money Market Portfolio

  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund you are exchang-
       help meet the ing into.
    varying needs of
      both large and [_]You may exchange shares only for shares of the
     small investors    same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent for further information.
                     [_]Exchanges of Class A shares are subject to minimum
                        investment requirements and all shares are subject
                        to the other requirements of the fund into which
                        exchanges are made.
                     [_]If you hold share certificates, the sub-transfer agent
                        must receive the certificates endorsed for transfer or
                        with signed stock powers (documents transferring
                        ownership of certificates) before the exchange is
                        effective.
                     [_]The fund may suspend or terminate your exchange
                        privilege if you engage in an excessive pattern of
                        exchanges.

----------------------------------------------------------------------------------
       Sales charges Your shares may be subject to an initial sales charge at the time of the exchange. For more information, con-
                     tact your Service Agent or the transfer agent.

                     Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.



                                                       Smith Barney Mutual Funds

---------------------------------------------------------------------
By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to exchange shares through
             the fund. You must complete an authorization form to
             authorize telephone transfers. If eligible, you may
             make telephone exchanges on any day the New York
             Stock Exchange is open. Call the transfer agent at
             1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
             (Eastern time).

             You can make telephone exchanges only between accounts that have identical registrations.

---------------------------------------------------------------------
     By mail If you do not have a brokerage account, contact your
             Service Agent or write to the sub-transfer agent at the
             address on the following page.



Massachusetts Money Market Portfolio

  Redeeming shares


Generally Contact your Service Agent to redeem shares of the fund.

          If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

          If the shares are held by a fiduciary or corporation, other documents may be required.

          Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

          If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

----------------------------------------------------------------------
  By mail For accounts held directly at the fund, send written requests to the fund at the following address:

              Smith Barney Muni Funds
              Massachusetts Money Market Portfolio
              (Specify class of shares)
              c/o PFPC Global Fund Services
              P.O. Box 9699
              Providence, RI 02940-9699

          Your written request must provide the following:

          [_]The name of the fund and account number
          [_]The class of shares and the dollar amount or num-
             ber of shares to be redeemed
          [_]Signatures of each owner exactly as the account is registered



                                                       Smith Barney Mutual Funds

-----------------------------------------------------------------------------
By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to redeem shares in
             amounts up to $50,000 per day through the fund. You
             must complete an authorization form to authorize
             telephone redemptions. If eligible, you may request
             redemptions by telephone on any day the New York
             Stock Exchange is open. Call the transfer agent at
             1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
             (Eastern time).

             Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
             (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer
             (ACH) or wire.

             For more information, contact your Service Agent or consult the SAI.



Massachusetts Money Market Portfolio

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered


A request to purchase shares becomes effective only when a Service Agent, the transfer agent or the sub-transfer agent receives, or converts the purchase amount into federal funds.


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


[_]Are redeeming over $50,000

[_]Are sending signed share certificates or stock powers to the sub-transfer agent
[_]Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_] Suspendthe offering of shares
[_] Waiveor change minimum and additional investment amounts
[_] Rejectany purchase or exchange order


                                                       Smith Barney Mutual Funds

[_] Change,revoke or suspend the exchange privilege
[_] Suspendtelephone transactions
[_] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.




Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Massachusetts Money Market Portfolio

  Dividends, distributions and taxes


Dividends The fund declares a dividend of substantially all of its net investment income on each day the New York Stock Exchange (NYSE) is open. Income dividends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


   Transaction             Federal tax status       Massachusetts tax status

   Redemption or           Usually no gain or loss; Usually no gain or loss;
   exchange of shares      loss may result to       loss may result to extent
                           extent of any deferred   of any deferred sales
                           sales charge             charge

   Long-term capital gain  Long-term capital gain   Long-term capital gain
   distributions

   Short-term capital gain Ordinary income          Ordinary income
   distributions

   Dividends               Excluded from gross      Exempt from personal
                           income if from           income taxes if from
                           interest on tax-exempt   interest on
                           securities, otherwise    Massachusetts
                           ordinary income          municipal securities,
                                                    otherwise ordinary
                                                    income



The fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you


                                                       Smith Barney Mutual Funds
may be subject to back-up withholding on your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best effort to continue to maintain a constant net asset value of $1.00.


     Form of Purchase Payment            Purchase is Effective and Dividends Begin
 .Payment in federal funds          If received before the       At the close of regular
 .Having a sufficient cash          close of regular trading     trading on the Exchange
 balance in your account           on the Exchange:             on that day
 with a Service Agent

                                   If received after the close  At the close of regular
                                   of regular trading on the    trading on the Exchange
                                   Exchange:                    on the next business day

 .Other forms of payment, with      At the close of regular trading on the Exchange on the
 conversion into, or advance of,   next business day
 federal funds by a Service Agent

 .Other forms of payment
 received by the transfer agent



Service Agents must transmit all orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.



Massachusetts Money Market Portfolio

  Financial highlights


The financial highlights table is intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no shares were outstanding during the fiscal year.


  For a Class A share of beneficial interest outstanding throughout the period ended March 31:


                                                     2001 2000/(1)/

            ---------------------------------------------------------
            Net asset value, beginning of year     $1.00    $1.00

            ---------------------------------------------------------
             Net investment income/(2)/            0.034    0.016
             Dividends from net investment income (0.034)  (0.016)

            ---------------------------------------------------------
            Net asset value, end of year           $1.00    $1.00

            ---------------------------------------------------------
            Total return                            3.46%    1.66%++

            ---------------------------------------------------------
            Net assets, end of year (millions)      $336     $260

            ---------------------------------------------------------
            Ratios to average net assets:
             Expenses/(2)(3)/                       0.65%    0.65%+
             Net investment income                  3.36     3.05+

            ---------------------------------------------------------


/(1)/For the period from September 14, 1999 to March 31, 2000.
/(2)/The manager waived a portion of its fees for the year ended March 31, 2001 and the period ended March 31, 2000. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been as follows:


                          Per Share Decreases to Expense Ratios
                          Net Investment Income  Without Waivers

               2001               $0.000*             0.66%
               2000 /(1)/          0.001              0.76+

               --------------------------------------------------



/(3)/As a result of voluntary expense limitations, the expense ratio will not exceed 0.80%.

++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less than $0.001 per share.


                                                       Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/SM/

Massachusetts Money Market Portfolio

An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Floor, New York, New York 10048.




Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.


(Investment Company Act file
no. 811-04395)

FD01673 7/01

                                  PROSPECTUS



            -------------------------------------------------


                                NEW YORK MONEY

                               MARKET PORTFOLIO



            -------------------------------------------------

      Class A and Y Shares

      July 30, 2001



      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                           [LOGO] Smith Barney
                                  Mutual Funds
                Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

New York Money Market Portfolio

  Contents


Investments, risks and performance.........................  2

More on the fund's investments.............................  6

Management.................................................  7

Choosing a class of shares to buy..........................  8

Letter of intent: Class Y shares...........................  9

Deferred sales charges..................................... 10

Buying shares.............................................. 11

Exchanging shares.......................................... 12

Redeeming shares........................................... 14

Other things to know about share transactions.............. 16

Dividends, distributions and taxes......................... 18

Share price................................................ 19

Financial highlights....................................... 20

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                                                             1


                                                       Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective

The fund seeks to provide income exempt from both regular federal income taxes and New York State and New York City personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.


Principal Investment strategies

Key investments The fund invests at least 80% of its assets in short-term high quality New York municipal securities. These include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from New York State and New York City personal income taxes. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

[_]Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors
[_]May trade between general obligation and revenue bonds, and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
[_]Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
[_]Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels


New York Money Market Portfolio

Principal risks of investing in the fund
Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short-term municipal debt instruments or money market funds, if:

[_]Interest rates rise, causing the value of the fund's portfolio to decline
[_]The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded. [_]New York municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers
[_]Unfavorable legislation affects the tax-exempt status of municipal seurities
[_]The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal income taxation and New York State and New York City personal income taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be taxable to investors in states other than New York.

Who may want to invest The fund may be an appropriate investment if you:

[_]Are a New York taxpayer in a high federal tax bracket seeking current income exempt from federal income taxes and New York personal income taxes [_]Seeking exposure to short-term municipal securities at a minimum level of additional risk
[_]Are looking to allocate a portion of your assets to money market securities

                                                                             3


                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 8 full calendar years. Class Y shares have different performance because of different expenses.


                        Total Return for Class A Shares

     [CHART]
                       Calendar years ended December 31
             1.77%   2.13%   3.25%   2.85%   3.03%   2.84%   2.59%   3.43%
               93      94      95      96      97      98      99      00


Quarterly returns:

Highest: 0.91% in 4th quarter 2000; Lowest: 0.40% in 1st quarter 1994; Year to date: 1.36% through 6/30/01.


Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                         Average Annual Total Returns

                    Calendar Years Ended December 31, 2000


                                        Since   Inception
Class         1 year 5 years 10 years inception   date
A             3.43%   2.95%    n/a      2.72%    9/17/92


90 day T-bill  5.99%   5.18%      n/a     4.80%     *


* Comparison begins on September 17, 1992.



7 day yield as of December 31, 2000:


Class A: 3.88%.


4


New York Money Market Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees

(fees paid directly from your investment)           Class A Class Y

Maximum sales charge (load) imposed
on purchases (as a % of offering price)              None    None

Maximum deferred sales charge (load) (as a % of the
lower of net asset value at purchase or redemption)  None*   None


                        Annual fund operating expenses

            (expenses deducted from fund assets)  Class A Class Y**

            Management fee                         0.50%    0.50%

            Distribution and service (12b-1) fees  0.10%     None

            Other expenses                         0.05%    0.05%

                                                   -----    -----
            Total annual fund operating expenses   0.65%    0.55%

*Class A shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.


**For Class Y shares "Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the fiscal year ended March 31, 2001.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
[_]You invest $10,000 in the fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The fund's operating expenses remain the same
[_]Redemption of your shares at the end of the period

                      Number of years you own your shares


        1 year 3 years 5 years 10 years

Class A  $66    $208    $362     $810

Class Y  $56    $176    $307     $689




                                                       Smith Barney Mutual Funds

  More on the fund's investments

New York municipal securities New York municipal securities include debt obligations issued by certain non-New York governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on New York municipal securities is exempt from regular federal income tax and New York personal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


New York Money Market Portfolio

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC ("SBFM") (formerly known as SSB Citi Fund Management LLC), an affiliate of Salomon Smith Barney Inc. The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Management fee During the fiscal year ended March 31, 2001, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.



Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.



                                                       Smith Barney Mutual Funds

  Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from:



[_]A broker/dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")

[_]The fund, but only if you are investing through certain Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                     Initial        Additional

                                               Class A    Class Y   All Classes

General                                         $1,000  $15 million    $50

Uniform Gift to Minors                           $250   $15 million    $50



New York Money Market Portfolio

  Letter of intent: Class Y shares

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

                                                       Smith Barney Mutual Funds

  Deferred sales charges

Class A shares
If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

[_] Sharesexchanged for shares of another Smith Barney fund
[_] Sharesthat represent reinvested distributions and dividends
[_] Sharesthat are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

[_] Forinvoluntary redemptions of small account balances
[_] For12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").



New York Money Market Portfolio

  Buying shares


Through a Service You should contact your Service Agent to open a bro-
            Agent kerage account and make arrangements to buy shares.

                  If you do not provide the following information, your order will be rejected:

                  [_]Class of shares being bought
                  [_]Dollar amount or number of shares being bought

                  Your Service Agent may charge an annual account maintenance fee.

------------------------------------------------------------------------


Through the fund Certain other investors who are clients of certain Serv-
                 ice Agents are eligible to buy shares directly from the fund.

                 [_]Write the fund at the following address:
                     Smith Barney Muni Funds
                     New York Money Market Portfolio
                     (Specify class of shares)
                     c/o PFPC Global Fund Services
                     P.O. Box 9699
                     Providence, RI 02940-9699
                 [_]Enclose a check to pay for the shares. For initial
                    purchases, complete and send an account applica-tion.
                 [_]For more information, call the transfer agent at
                    1-800-451-2010.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.





                                                       Smith Barney Mutual Funds

  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund you are exchang-
       help meet the ing into.
    varying needs of
      both large and [_]You may exchange shares only for shares of the
     small investors    same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent for further information.
                     [_]Exchanges of Class A shares are subject to minimum
                        investment requirements and all shares are subject
                        to the other requirements of the fund into which
                        exchanges are made.
                     [_]If you hold share certificates, the sub-transfer agent
                        must receive the certificates endorsed for transfer or
                        with signed stock powers (documents transferring
                        ownership of certificates) before the exchange is
                        effective.
                     [_]The fund may suspend or terminate your exchange
                        privilege if you engage in an excessive pattern of
                        exchanges.

----------------------------------------------------------------------------------


Sales charges Your shares may be subject to an initial sales charge at the time of the exchange. For more information, con-tact your Service Agent or the transfer agent.

              Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.



New York Money Market Portfolio

By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
             Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
             (Eastern time).

             You can make telephone exchanges only between ac-counts that have identical registrations.

-------------------------------------------------------------------


By mail If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.



                                                       Smith Barney Mutual Funds

  Redeeming shares


      Generally Contact your Service Agent to redeem shares of the fund.

                If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

      --------------------------------------------------------------------


         By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                     Smith Barney Muni Funds
                     New York Money Market Portfolio
                     (Specify class of shares)
                     c/o PFPC Global Fund Services
                     P.O. Box 9699
                     Providence, RI 02940-9699

                 Your written request must provide the following:

                 [_]The name of the fund and account number
                 [_]The class of shares and the dollar amount or num-
                    ber of shares to be redeemed
                 [_]Signatures of each owner exactly as the account is
                    registered


14


New York Money Market Portfolio

By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York
             Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
             (Eastern time).

             Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
             (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer
             (ACH) or wire.

             For more information, contact your Service Agent or consult the SAI.




                                                       Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered


A request to purchase shares becomes effective only when a Service Agent, the transfer agent or the sub-transfer agent receives, or converts the purchase amount into federal funds.



The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


[_]Are redeeming over $50,000

[_]Are sending signed share certificates or stock powers to the sub-transfer agent
[_]Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]Suspend the offering of shares
[_]Waive or change minimum and additional investment amounts


New York Money Market Portfolio

[_]Reject any purchase or exchange order
[_] Change,revoke or suspend the exchange privilege
[_]Suspend telephone transactions
[_]Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_]Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.




Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


                                                       Smith Barney Mutual Funds

  Dividends, distributions and taxes


Dividends The fund declares a dividend of substantially all of its net investment income on each day the New York Stock Exchange (NYSE) is open. Income dividends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


   Transaction             Federal tax status        New York tax status

   Redemption or           Usually no                Usually no gain or
   exchange                gain or loss; loss        loss; loss may result to
   of shares               may result to             extent of any deferred
                           extent of any             sales charge
                           deferred sales charge

   Long-term capital gain  Long-term capital gain    Long-term capital gain
   distributions

   Short-term capital gain Ordinary income           Ordinary income
   distributions

   Dividends               Excluded from gross       Exempt from personal
                           income if from interest   income taxes if from
                           on tax-exempt securities, interest on New York
                           otherwise ordinary        municipal securities,
                           income                    otherwise ordinary
                                                     income



The fund anticipates that it will normally not earn or distribute any long-term capital gains.


New York Money Market Portfolio

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best effort to continue to maintain a constant net asset value of $1.00.


Form of Purchase Payment   Purchase is Effective and Dividends Begin

    [_]Payment           If received before the At the close of regular
       in                close of regular       trading on the
       federal           trading on the         Exchange on that day
       funds             Exchange:
    [_]Having
       a
       sufficient
       cash
       balance
       in your
       account
       with a
       Service
       Agent

                         If received after      At the close of regular
                         the close of           trading on the
                         regular trading        Exchange on the next
                         on the Exchange:       business day

    [_]Other             At the close of regular trading on the
       forms             Exchange on the next business day
       of
       payment,
       with
       conversion
       into,
       or
       advance
       of,
       federal
       funds
       by a
       Service
       Agent
    [_]Other
       forms
       of
       payment
       received
       by the
       transfer
       agent



Service Agents must transmit all orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.



                                                       Smith Barney Mutual Funds

  Financial highlights

The financial highlights table is intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no shares were outstanding during these fiscal years.

  For a Class A share of beneficial interest outstanding throughout each year ended March 31:

                                       2001    2000    1999    1998    1997
   ---------------------------------------------------------------------------
   Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00

   ---------------------------------------------------------------------------
   Net investment income               0.034   0.027   0.027   0.030   0.028
   Dividends from
   net investment income              (0.034) (0.027) (0.027) (0.030) (0.028)

   ---------------------------------------------------------------------------
   Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00

   ---------------------------------------------------------------------------
   Total return                         3.40%   2.76%   2.72%   3.04%   2.85%

   ---------------------------------------------------------------------------
   Net assets, end of year (millions) $2,058  $1,573  $1,380  $1,161    $937

   ---------------------------------------------------------------------------
   Ratios to average net assets:
    Expenses/(1)/                       0.65%   0.67%   0.65%   0.65%   0.67%
    Net investment income               3.32    2.73    2.65    2.99    2.80

   ---------------------------------------------------------------------------


/(1)/As a result of voluntary expense limitations, the expense ratio will not exceed 0.80% for Class A shares.


New York Money Market Portfolio

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/SM/

New York Money Market Portfolio

An investment portfolio of Smith Barney Muni Funds


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.



The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Floor, New York, New York 10048.




Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http:www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.


(Investment Company Act file
no. 811-04395)

FD0774 7/01

                                  PROSPECTUS



            -------------------------------------------------



                              NEW YORK PORTFOLIO

            -------------------------------------------------

      Class A, B, L and Y Shares

      July 30, 2001




      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                              [LOGO] Smith Barney
                                     Mutual Funds
                Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

New York Portfolio

  Contents



               Investments, risks and performance...........  2

               More on the fund's investments...............  6

               Management...................................  7

               Choosing a class of shares to buy............  8

               Comparing the fund's classes.................  9

               Sales charges................................ 10

               More about deferred sales charges............ 13

               Buying shares................................ 14

               Exchanging shares............................ 15

               Redeeming shares............................. 16

               Other things to know about share transactions 18

               Dividends, distributions and taxes........... 20

               Share price.................................. 21

               Financial highlights......................... 22

                                                       Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective

The fund seeks as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investing.


Principal investment strategies
Key investments The fund invests at least 80% of its net assets in municipal securities, and at least 65% of its net assets in New York municipal securities. New York municipal securities include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from New York State and New York City personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase from three to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of equivalent quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

[_]Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market
[_]May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
[_]Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features
[_]Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates


New York Portfolio

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[_]Interest rates rise, causing the value of the fund's portfolio to decline
[_]The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded [_]New York municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers
[_]Unfavorable legislation affects the tax-exempt status of municipal bonds
[_]The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal income taxation and New York State and New York City personal income taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be taxable to investors in states other than New York.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Who may want to invest The fund may be an appropriate investment if you:


[_]Are a New York taxpayer in a high federal tax bracket seeking income exempt from regular federal income taxes and New York personal income taxes

[_]Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
[_]Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.



                        Total Return for Class A Shares

                                     [CHART]

                        Calendar years ended December 31

                                   91     14.77%
                                   92      9.92%
                                   93     12.93%
                                   94     -5.95%
                                   95     18.26%
                                   96      4.19%
                                   97     10.34%
                                   98      5.89%
                                   99     -4.36%
                                   00     12.64%

Quarterly returns:

Highest: 7.17% in 1st quarter 1995; Lowest: (5.20)% in 1st quarter 1994 Year to date: 2.37% through 6/30/01.


Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds and the Lipper New York Municipal Debt Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


                         Average Annual Total Returns

                    Calendar Years Ended December 31, 2000


                                         Since   Inception
Class*         1 year 5 years 10 years inception   date

A               8.14%  4.71%    7.15%    6.75%    1/16/87
B               7.50%  4.84%     n/a     7.32%   11/11/94
L               9.81%  4.76%     n/a     5.68%     1/8/93
Lehman Index   11.68%  5.84%    7.32%     n/a
Lipper Average 11.72%  4.71%    6.67%     n/a


* There were no Class Y shares outstanding for the calendar year ended December 31, 2000.



New York Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees


   (fees paid directly from your investment) Class A Class B Class L Class Y

   Maximum sales charge (load)
   imposed on purchases (as a % of
   offering price)                            4.00%    None   1.00%   None

   Maximum deferred sales charge
   (load) (as a % of the lower of net asset
   value at purchase or redemption)            None*  4.50%   1.00%   None




                        Annual fund operating expenses

     (expenses deducted from fund assets)  Class A Class B Class L Class Y

     Management fee                         0.50%   0.50%   0.50%   0.50%

     Distribution and service (12b-1) fees  0.15%   0.65%   0.70%    None

     Other expenses                         0.04%   0.07%   0.06%   0.04%
                                            -----   -----   -----   -----
     Total annual fund operating expenses   0.69%   1.22%   1.26%   0.54%


*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.



Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]You invest $10,000 in the fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The fund's operating expenses remain the same

                      Number of years you own your shares


                                           1 year 3 years 5 years 10 years

     Class A (with or without redemption)   $468   $612    $769    $1,224

     Class B (redemption at end of period)  $574   $687    $770    $1,330

     Class B (no redemption)                $124   $387    $670    $1,330

     Class L (redemption at end of period)  $327   $496    $785    $1,607

     Class L (no redemption)                $227   $496    $785    $1,607

     Class Y (with or without redemption)   $ 55   $173    $302    $  677


                                                       Smith Barney Mutual Funds

  More on the fund's investments


New York municipal securities New York municipal securities include debt obligations issued by certain non-New York governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is excluded from gross income for federal income tax purposes and is exempt from New York personal income taxes. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The New York municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.



Other debt securities The fund may invest up to 35% of its assets in municipal securities of non-New York issuers. Interest on these securities will generally be excluded from gross income for federal income tax purposes but will be subject to New York income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.


Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures and options on financial futures, for any of the following purposes:

[_]To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
[_]As a substitute for buying or selling securities


A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in futures can have a big impact on a fund's interest rate exposure. Therefore, using futures can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities. Futures can also make a fund less liquid and harder to value, especially in declining markets.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


New York Portfolio

  Management


Manager The fund's investment adviser is Smith Barney Fund Management LLC ("SBFM") (formerly known as SSB Citi Fund Management LLC), an affiliate of Salomon Smith Barney Inc. The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


Joseph P. Deane, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since February 1999. Mr. Deane has 30 years of securities business experience.


Management fee During the fiscal year ended March 31, 2001, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.




Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.



Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain functions including shareholder record keeping and accounting services.

                                                       Smith Barney Mutual Funds

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[_]If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
[_]For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
[_]Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:




[_]A broker/dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")


[_]The fund, but only if you are investing through certain Service Agents



All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.


Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                Initial           Additional

                                      Classes A, B, L   Class Y   All Classes

General                                   $1,000      $15 million     $50

Monthly Systematic Investment Plans       $   25          n/a         $25

Quarterly Systematic Investment Plans     $   50          n/a         $50

Uniform Gift to Minors Accounts           $  250      $15 million     $50



New York Portfolio

  Comparing the fund's classes


Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.



                     Class A            Class B           Class L           Class Y

Key features   .Initial sales      .No initial sales .Initial sales    .No initial or
                charge              charge            charge is lower   deferred sales
               .You may qualify    .Deferred sales    than Class A      charge
                for reduction or    charge de-       .Deferred sales   .Must invest at
                waiver of initial   clines over       charge for only   least $15 mil-
                sales charge        time              1 year            lion
               .Lower annual       .Converts to      .Does not con-    .Lower annual
                expenses than       Class A after 8   vert to Class A   expenses than
                Class B and         years            .Higher annual     the other
                Class L            .Higher annual     expenses than     classes
                                    expenses than     Class A
                                    Class A
-----------------------------------------------------------------------------------------
Initial sales  Up to 4.00%;        None              1.00%             None
charge         reduced for large
               purchases and
               waived for certain
               investors. No
               charge for
               purchases of
               $500,000 or more
-----------------------------------------------------------------------------------------
Deferred sales 1.00% on            Up to 4.50%       1.00% if you      None
charge         purchases of        charged when      redeem within 1
               $500,000 or more    you redeem        year of purchase
               if you redeem       shares. The
               within 1 year of    charge is
               purchase            reduced over
                                   time and there is
                                   no deferred sales
                                   charge after 6
                                   years
-----------------------------------------------------------------------------------------
Annual         0.15% of average    0.65% of average  0.70% of average  None
distribution   daily net assets    daily net assets  daily net assets
and service
fees
-----------------------------------------------------------------------------------------
Exchange       Class A shares of   Class B shares of Class L shares of Class Y shares of
privilege*     most Smith Barney   most Smith        most Smith        most Smith
               funds               Barney funds      Barney funds      Barney funds
-----------------------------------------------------------------------------------------


*Ask your Service Agent for the Smith Barney funds available for exchange.



                                                       Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.



                                Sales Charge as a % of    Broker/Dealer
                                Offering   Net amount    commission as a
Amount of purchase              price (%) invested (%) % of offering price

Less than $25,000                 4.00        4.17            3.60

$25,000 but less than $50,000     3.50        3.63            3.15

$50,000 but less than $100,000    3.00        3.09            2.70

$100,000 but less than $250,000   2.50        2.56            2.25

$250,000 but less than $500,000   1.50        1.52            1.35

$500,000 or more                   -0-         -0-         up to 1.00*



*The distributor pays up to 1.00% to Service Agent.


Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.


New York Portfolio

Accumulation privilege - lets you combine the current value of Class A shares owned

 [_]by you, or
 [_]by members of your immediate family,

  and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:


[_]Employees of NASD members


[_]Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup


[_]Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified



If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

           Year after purchase   1st  2nd 3rd 4th 5th 6th through 8th

           Deferred sales charge 4.5% 4%  3%  2%  1%        0%



Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares they are servicing.



                                                       Smith Barney Mutual Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

    Shares issued:             Shares issued:         Shares issued:
    At initial                 On reinvestment of     Upon exchange from
    purchase                   dividends and          another Smith Barney
                               distributions          fund

    Eight years after the date In same proportion     On the date the shares
    of purchase                as the number of       originally acquired
                               Class B shares         would have converted
                               converting is to total into Class A shares
                               Class B shares you
                               own (excluding
                               shares issued as
                               dividends)



Class L shares (available through certain Service Agents)


You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2002.



Service Agents selling Class L shares receive a commission of up to 1.75% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 0.70% of the average daily net assets represented by the Class L shares serviced by them.



Class Y shares (available through certain Service Agents)

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


New York Portfolio

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_]Shares exchanged for shares of another Smith Barney fund
[_]Shares representing reinvested distributions and dividends
[_]Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.


Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

[_]On payments made through certain systematic withdrawal plans
[_]For involuntary redemptions of small account balances
[_]For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.



                                                       Smith Barney Mutual Funds

  Buying shares


       Through a You should contact your Service Agent to open a bro-
   Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 [_]Class of shares being bought
                 [_]Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
Through the fund Certain investors who are clients of certain Service
                 Agents are eligible to buy shares directly from the fund.

                 [_]Write the fund at the following address:
                     Smith Barney New York Portfolio
                     Smith Barney Muni Funds
                     (Specify class of shares)
                     c/o PFPC Global Fund Services
                     P.O. Box 9699
                     Providence, RI 02940-9699

                 [_]Enclose a check to pay for the shares. For initial pur-
                    chases, complete and send an account application.
                 [_]For more information, please call Smith Barney
                    Shareholder Services at 1-800-451-2010.

--------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account (ii), cash held in a broker-
                 age account opened with a Service Agent or (iii) cer-
                 tain money market funds, in order to buy shares on a
                 regular basis.

                 [_]Amounts transferred should be at least: $25 monthly
                    or $50 quarterly
                 [_]If you do not have sufficient funds in your account
                    on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.



New York Portfolio

  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund you are exchang-
       help meet the ing into. An exchange is a taxable transaction.
    varying needs of
      both large and [_]You may exchange shares only for shares of the
     small investors    same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent for further information.
                     [_]Exchanges of Class A, Class B and Class L shares are
                        subject to minimum investment requirements
                        (except for systematic investment plan exchanges),
                        and all shares are subject to the other requirements
                        of the fund into which exchanges are made.
                     [_]If you hold share certificates, the applicable sub-
                        transfer agent must receive the certificates endorsed
                        for transfer or with signed stock powers (documents
                        transferring ownership of certificates) before the
                        exchange is effective.
                     [_]The fund may suspend or terminate your exchange
                        privilege if you engage in an excessive pattern of
                        exchanges.

---------------------------------------------------------------------------------
           Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
             charges
                     Your deferred sales charge (if any) will continue to be
                     measured from the date of your original purchase. If
                     the fund you exchange into has a higher deferred sales
                     charge, you will be subject to that charge. If you ex-
                     change at any time into a fund with a lower charge, the
                     sales charge will not be reduced.



                                                       Smith Barney Mutual Funds

-------------------------------------------------------------------------
By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to exchange shares through
             the fund. You must complete an authorization form to
             authorize telephone transfers. If eligible, you may make
             telephone exchanges on any day the New York Stock
             Exchange is open. For clients of a PFS Investments Reg-
             istered Representative, call Primerica Shareholder Serv-
             ices at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
             (Eastern time). All other shareholders should call the
             transfer agent at 1-800-451-2010 between 9:00 a.m. and
             4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net
             asset value next determined.

             You can make telephone exchanges only between ac-counts that have identical registrations.

-------------------------------------------------------------------------
     By mail If you do not have a brokerage account, contact your
             Service Agent or write to the applicable sub-transfer
             agent at the address on the following page.


  Redeeming shares


Generally Contact your Service Agent to redeem shares of the fund.

          If you hold share certificates, the applicable sub-transfer agent must receive the certificates en-dorsed for transfer or with signed stock powers before the redemption is effective.

          If the shares are held by a fiduciary or corporation, other documents may be required.

          Your redemption proceeds will be sent within three busi-ness days after your request is received in good order.
          However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

          If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.




New York Portfolio

-----------------------------------------------------------------------
     By mail For accounts held directly at the fund, send written requests to the fund at the applicable address:

             For clients of a PFS Investments Registered Representa-tive, write Primerica Shareholder Services at the follow-ing address:

                 Primerica Shareholder Services
                 P.O. Box 9662
                 Providence, RI 02940-5016

             For all other investors, send your request to PFPC
             Global Fund Services at the following address:

                 Smith Barney New York Portfolio
                 Smith Barney Muni Funds
                 (Specify class of shares)
                 c/o PFPC Global Fund Services
                 P.O. Box 9699
                 Providence, RI 02940-9699

             Your written request must provide the following:

             [_]The name of the fund and account number
             [_]The class of shares and the dollar amount or num-
                ber of shares to be redeemed
             [_]Signatures of each owner exactly as the account is
                registered

-----------------------------------------------------------------------
By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to redeem shares in
             amounts up to $50,000 per day through the fund. You
             must complete an authorization form to authorize
             telephone redemptions. If eligible, you may request
             redemptions by telephone on any day the New York
             Stock Exchange is open. For clients of a PFS
             Investments Registered Representative, call Primerica
             Shareholder Services at 1-800-544-5445 between 8:00
             a.m. and 8:00 p.m. (Eastern time). All other
             shareholders should call the transfer agent at 1-800-
             451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern
             time). Requests received after the close of regular
             trading on the Exchange are priced at the net asset
             value next determined.




                                                       Smith Barney Mutual Funds


                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. A sub-transfer agent may charge a fee on a wire or an electronic transfer (ACH).

---------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 and each automatic redemption must
                 be at least $50. If your shares are subject to a deferred
                 sales charge, the sales charge will be waived if your
                 automatic payments do not exceed 1% per month of the
                 value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 [_]Your shares must not be represented by certificates
                 [_]All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.


  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.



New York Portfolio

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


[_]Are redeeming over $50,000


[_]Are sending signed share certificates or stock powers to the applicable sub-transfer agent


[_]Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account

[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]Suspend the offering of shares
[_]Waive or change minimum and additional investment amounts
[_]Reject any purchase or exchange order
[_]Change, revoke or suspend the exchange privilege
[_]Suspend telephone transactions
[_]Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_]Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.



For more information contact your Service Agent or the transfer agent or consult the SAI.


Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.


Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the applicable sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



                                                       Smith Barney Mutual Funds

  Dividends, distributions and taxes


Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


Transaction             Federal tax status      New York tax status

Redemption or           Usually capital         Usually capital gain
exchange of             gain or loss; long-term or loss
shares                  only if shares owned
                        more than one year

Long-term capital gain Long-term capital gain Long-term capital gain distributions

Short-term capital gain Ordinary income         Ordinary income
distributions

Dividends               Excluded from gross     Exempt from personal
                        income if from interest income taxes if from
                        on tax- exempt          interest on New York
                        securities, otherwise   municipal securities,
                        ordinary income         otherwise ordinary
                                                income



Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of


New York Portfolio
shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent's close of business.



                                                       Smith Barney Mutual Funds

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


  For a Class A share of capital stock outstanding throughout each year ended March 31:


                                          2001/(1)/ 2000/(1)/ 1999/(1)/  1998    1997
----------------------------------------------------------------------------------------
Net asset value, beginning of year         $12.78    $13.69    $13.91   $13.16  $13.19
----------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                       0.67      0.68      0.68     0.72    0.74
 Net realized and unrealized gain (loss)     0.64    (0.91)      0.07     0.81   (0.03)
----------------------------------------------------------------------------------------
Total income (loss) from operations          1.31     (0.23)     0.75     1.53    0.71
----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                      (0.67)    (0.67)    (0.70)   (0.73)  (0.74)
 Net realized gains                            --    (0.01)     (0.27)   (0.05)     --
----------------------------------------------------------------------------------------
Total distributions                         (0.67)    (0.68)    (0.97)   (0.78)  (0.74)
----------------------------------------------------------------------------------------
Net asset value, end of year               $13.42    $12.78    $13.69   $13.91  $13.16
----------------------------------------------------------------------------------------
Total return                                10.57%    (1.61)%    5.50%   11.83%   5.48%
----------------------------------------------------------------------------------------
Net assets, end of year (millions)         $  583    $  482    $  556   $  554  $  531
----------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                               0.69%     0.71%     0.70%    0.71%   0.75%
 Net investment income                       5.14      5.20      4.94     5.28    5.58
----------------------------------------------------------------------------------------
Portfolio turnover rate                        16%       33%       60%      71%     53%
----------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
/(2)/As a result of voluntary expense limitations, the expense ratio will not exceed 0.85% for Class A shares.


New York Portfolio

  For a Class B share of capital stock outstanding throughout each year ended March 31:

                                         2001/(1)/ 2000/(1)/ 1999/(1)/  1998    1997
---------------------------------------------------------------------------------------
Net asset value, beginning of year        $12.78    $13.68    $13.89   $13.15  $13.18
---------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                      0.60      0.61      0.61     0.65    0.67
 Net realized and unrealized gain (loss)    0.64     (0.90)     0.07     0.80   (0.03)
---------------------------------------------------------------------------------------
Total income (loss) from operations         1.24     (0.29)     0.68     1.45    0.64
---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.60)    (0.60)    (0.62)   (0.66)  (0.67)
 Net realized gains                           --     (0.01)    (0.27)   (0.05)     --
---------------------------------------------------------------------------------------
Total distributions                        (0.60)    (0.61)    (0.89)   (0.71)  (0.67)
---------------------------------------------------------------------------------------
Net asset value, end of year              $13.42    $12.78    $13.68   $13.89  $13.15
---------------------------------------------------------------------------------------
Total return                                9.96%    (2.09)%    5.02%   11.19%   4.96%
---------------------------------------------------------------------------------------
Net assets, end of year (millions)        $  148    $  156    $  192   $  195  $  185
---------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                              1.22%     1.23%     1.23%    1.23%   1.27%
 Net investment income                      4.63      4.67      4.42     4.76    5.06
---------------------------------------------------------------------------------------
Portfolio turnover rate                       16%       33%       60%      71%     53%
---------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
/(2)/As a result of voluntary expense limitations, the expense ratio will not exceed 1.35% for Class B shares.


                                                       Smith Barney Mutual Funds

  For a Class L share of capital stock outstanding throughout each year ended March 31:


                                    2001/(2)/ 2000/(2)/  1999/(1)(2)/   1998     1997
----------------------------------------------------------------------------------------
Net asset value, beginning of year  $ 12.77    $ 13.67     $ 13.88    $ 13.14  $ 13.17
----------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.58       0.60        0.60       0.64     0.66
 Net realized and unrealized gain
  (loss)                               0.65      (0.90)       0.07       0.80    (0.02)
----------------------------------------------------------------------------------------
Total income (loss) from operations    1.23      (0.30)       0.67       1.44     0.64
----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.59)     (0.59)      (0.61)     (0.65)   (0.67)
 Net realized gains                      --      (0.01)      (0.27)     (0.05)      --
----------------------------------------------------------------------------------------
Total distributions                   (0.59)     (0.60)      (0.88)     (0.70)   (0.67)
----------------------------------------------------------------------------------------
Net assets value, end of year       $ 13.41    $ 12.77     $ 13.67    $ 13.88  $ 13.14
----------------------------------------------------------------------------------------
Total return                           9.91%     (2.14)%      4.95%     11.13%    4.91%
----------------------------------------------------------------------------------------
Net assets, end of year (000s)      $32,449    $17,633     $18,221    $10,611  $10,055
----------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(3)/                         1.26%      1.27%       1.27%      1.28%    1.32%
 Net investment income                 4.55       4.64        4.37       4.71     5.01
----------------------------------------------------------------------------------------
Portfolio turnover rate                  16%        33%         60%        71%      53%
----------------------------------------------------------------------------------------


/(1)/On June 12, 1998, Class C shares were renamed Class L shares.
/(2)/Per share amounts have been calculated using the monthly average shares method.
/(3)/As a result of voluntary expense limitations, the expense ratio will not exceed 1.40% for Class L shares.


New York Portfolio

  For a Class Y share of capital stock outstanding throughout each year ended March 31:



                                     2001/(1)(2)/
--------------------------------------------------
Net asset value, beginning of period   $ 13.46
--------------------------------------------------
Income (loss) from operations:
 Net investment income                    0.16
 Net realized and unrealized loss        (0.03)
--------------------------------------------------
Total income from operations              0.13
--------------------------------------------------
Less distributions from:
 Net investment income                   (0.17)
 Net realized gains                         --
--------------------------------------------------
Total distributions                      (0.17)
--------------------------------------------------
Net asset value, end of period         $ 13.42
--------------------------------------------------
Total return/(3)/                         1.00%
--------------------------------------------------
Net assets, end of period (000s)       $10,103
--------------------------------------------------
Ratios to average net assets/(4)/:
 Expenses/(5)/                            0.54%
 Net investment income                    4.97
--------------------------------------------------
Portfolio turnover rate                     16%
--------------------------------------------------



/(1)/Per share amounts have been calculated using the monthly average shares method.


/(2)/For the period January 4, 2001 (inception date) to March 31, 2001.


/(3)/Total return is not annualized, as it may not be representative of the total return for the year.


/(4)/Annualized.


/(5)/As a result of voluntary expense limitations, the expense ratio will not exceed 0.70% for Class Y shares.



                                                       Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/sm/



New York
Portfolio

An investment portfolio of Smith Barney Muni Funds




Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year end or period.



The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the applicable sub-transfer agent of the fund (Primerica Shareholder Services at 1-800-544-5445 or PFPC at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Floor, New York, New York 10048.




Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributors are offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.



Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.


(Investment Company Act file
no. 811-04395)

FD0604 7/01

                              P R O S P E C T U S

                              ------------------
                                    FLORIDA
                                   PORTFOLIO
                              ------------------

Class A, B, L and Y Shares
July 30, 2001


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

                         [SMITH BARNEY
                    MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE
--------------------------------------------------------------------------------

1                                                      Smith Barney Mutual Funds


FLORIDA PORTFOLIO



                        CONTENTS


Investments, risks and performance.........................    2

More on the fund's investments.............................    7

Management.................................................    9

Choosing a class of shares to buy..........................   10

Comparing the fund's classes...............................   11

Sales charges..............................................   12

More about deferred sales charges..........................   15

Buying shares..............................................   16

Exchanging shares..........................................   17

Redeeming shares...........................................   19

Other things to know about share transactions..............   21

Dividends, distributions and taxes.........................   23

Share price................................................   25

Financial highlights.......................................   26

Florida Portfolio                                                              2


   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE


The fund seeks as high a level of income exempt from regular federal income taxes as is consistent with prudent investing.


PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests at least 80% of its net assets in municipal securities and at least 65% of its net assets in Florida municipal securities. Florida municipal securities include securities issued by the State of Florida and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is excluded from gross income for federal income purposes. The fund generally favors municipal securities which enable its shares to be exempt from the Florida intangibles tax. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase of from three to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. Investment grade bonds are those rated in any of the four highest long-term rating categories or, if unrated, of comparable quality. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

- Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

3                                                      Smith Barney Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Florida municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Florida municipal issuers

- Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal taxation. Depending upon the composition of the fund's portfolio, shares of the fund may be subject to the Florida intangibles tax. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be taxable to investors in states other than Florida.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:

- Are a Florida resident in a high federal tax bracket seeking income exempt from federal income taxes

- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

Florida Portfolio                                                              4


RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 9 full calendar years. Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                          TOTAL RETURN: CLASS A SHARES

[RISK RETURN BAR CHART IN PRINTABLE GRAPHIC]

92                                                                                8.9
93                                                                               13.14
94                                                                               -5.11
95                                                                               17.45
96                                                                                4.51
97                                                                               10.15
98                                                                                5.70
99                                                                               -4.54
00                                                                               12.41

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS:


Highest: 6.86% in 1st quarter 1995; Lowest: (5.02)% in 1st quarter 1994; Year to date: 1.97% through 6/30/01

5                                                      Smith Barney Mutual Funds

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds and the Lipper Florida Municipal Debt Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 2000



      CLASS        1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION   INCEPTION DATE
        A          12.41%   5.48%      n/a         7.12%             4/2/91
        B          11.77%   4.93%      n/a         7.33%            11/16/94
        L          11.71%   4.88%      n/a         5.76%             1/5/93
   Lehman Index    11.68%   5.84%     7.32%         n/a                n/a
  Lipper Average   10.53%   4.59%     6.68%         n/a                n/a

Florida Portfolio                                                              6


FEE TABLE
This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                SHAREHOLDER FEES

  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS L   CLASS Y
  Maximum sales charge (load) imposed on
  purchases (as a % of offering price)       4.00%     None      1.00%     None
  Maximum deferred sales charge (load) (as
  a % of the lower of net asset value at
  purchase or redemption)                    None*     4.50%     1.00%     None

                         ANNUAL FUND OPERATING EXPENSES


  (EXPENSES DEDUCTED FROM ASSETS)  CLASS A   CLASS B   CLASS L   CLASS Y**
  Management fee                    0.50%     0.50%     0.50%      0.50%
  Distribution and service
    (12b-1) fees                    0.15%     0.65%     0.70%       None
  Other expenses                    0.08%     0.10%     0.10%      0.09%
  Total annual fund operating
    expenses                        0.73%     1.25%     1.30%      0.59%
                                    =====     =====     =====      =====


*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


**For Class Y shares, "Other Expenses" have been estimated for the fiscal year ended March 31, 2001, based on expenses incurred by Class A shares because prior to March 31, 2001, no Class Y shares were sold.


EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same
                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Class A (with or without
  redemption)                         $472     $624      $790      $1,270
  Class B (redemption at end of
  period)                             $577     $697      $786      $1,367
  Class B (no redemption)             $127     $397      $686      $1,367
  Class L (redemption at end of
  period)                             $331     $508      $806      $1,652
  Class L (no redemption)             $231     $508      $806      $1,652
  Class Y (with or without
  redemption)                          $60     $189      $329        $738

7                                                      Smith Barney Mutual Funds

   MORE ON THE FUND'S INVESTMENTS

FLORIDA MUNICIPAL SECURITIES Florida municipal securities include debt obligations issued by certain non-Florida governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Florida municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

OTHER DEBT SECURITIES The fund may invest up to 35% of its assets in municipal securities of non-Florida issuers. These securities will generally be exempt from federal taxation but not from the Florida intangibles tax. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates

- As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.

Florida Portfolio                                                              8



The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures contracts used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.


DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

9                                                      Smith Barney Mutual Funds

   MANAGEMENT


MANAGER The fund's investment adviser (the manager) is Smith Barney Fund Management LLC ("SBFM") (formerly known as SSB Citi Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.



Peter M. Coffey, investment officer of SBFM and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1991. Mr. Coffey has 32 years of experience with the manager or its predecessors.



MANAGEMENT FEES During the fiscal year ended March 31, 2001, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.



DISTRIBUTION PLANS The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.



In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.



TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.

Florida Portfolio                                                             10


   CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:


- A broker/dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")



- The fund, but only if you are investing through certain qualified plans or certain Service Agents



All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                  INITIAL              ADDITIONAL
                                        CLASSES            CLASS Y     ALL CLASSES
                                        A, B, L
  General                                $1,000          $15 million       $50

  Monthly Systematic Investment Plans     $25                    n/a       $25

  Quarterly Systematic Investment  Plans  $50                    n/a       $50

  Uniform Gift to Minors Accounts         $250           $15 million       $50

11                                                     Smith Barney Mutual Funds

   COMPARING THE FUND'S CLASSES


Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.



                            CLASS A           CLASS B           CLASS L           CLASS Y
KEY FEATURES            - Initial sales   - No initial      - Initial sales   - No initial or
                          charge            sales charge      charge is         deferred
                        - You may         - Deferred          lower than        sales charge
                          qualify for     sales charge        Class A         - Must invest
                          reduction or      declines over   - Deferred        at least $15
                          waiver of         time            sales charge        million
                          initial sales   - Converts to       for only 1      - Lower annual
                          charge            Class A after     year              expenses than
                        - Lower annual      8 years         - Does not          the other
                          expenses than   - Higher annual     convert to        classes
                          Class B and       expenses than     Class A
                          Class L           Class A         - Higher annual
                                                              expenses than
                                                              Class A
---------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    Up to 4.00%;      None              1.00%             None
                        reduced for
                        large purchases
                        and waived for
                        certain
                        investors. No
                        charge for
                        purchases of
                        $500,000 or
                        more
---------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE   1.00% on          Up to 4.50%       1.00% if you      None
                        purchases of      charged when      redeem within 1
                        $500,000 or       you redeem        year of
                        more if you       shares. The       purchase
                        redeem within 1   charge is
                        year of           reduced over
                        purchase          time and there
                                          is no deferred
                                          sales charge
                                          after 6 years
---------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION     0.15% of          0.65% of          0.70% of          None
AND SERVICE FEES        average daily     average daily     average daily
                        net assets        net assets        net assets
---------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*     Class A shares    Class B shares    Class L shares    Class Y shares
                        of most Smith     of most Smith     of most Smith     of most Smith
                        Barney funds      Barney funds      Barney funds      Barney funds
---------------------------------------------------------------------------------------------



*Ask your Service Agent for the Smith Barney funds available for exchange.

Florida Portfolio                                                             12


   SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to .15% of the average daily net assets represented by the Class A shares sold by them.


                                            SALES CHARGE AS A % OF
                                       OFFERING              NET AMOUNT
          AMOUNT OF PURCHASE           PRICE (%)            INVESTED (%)
  Less than $25,000                     4.00                  4.17
  $25,000 but less than $50,000         3.50                  3.63
  $50,000 but less than $100,000        3.00                  3.09
  $100,000 but less than $250,000       2.50                  2.56
  $250,000 but less than $500,000       1.50                  1.52
  $500,000 or more                      0.00                  0.00

INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

- Accumulation privilege - lets you combine the current value of Class A shares owned

  - by you, or

  - by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales

13                                                     Smith Barney Mutual Funds

charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

- Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:


- Employees of NASD members



- Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup



- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified



If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

    YEAR AFTER PURCHASE     1ST   2ND   3RD   4TH   5TH   6TH THROUGH 8TH
  Deferred sales charge     4.5%  4 %   3 %   2 %   1 %      0%


Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to .15% of the average daily net assets represented by the Class B shares they are servicing.


CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower

Florida Portfolio                                                             14


annual expenses. Your Class B shares will convert to Class A shares as follows:

                         SHARES ISSUED: ON      SHARES ISSUED: UPON
                         REINVESTMENT OF        EXCHANGE FROM ANOTHER
  SHARES ISSUED: AT      DIVIDENDS AND          SMITH BARNEY FUND
  INITIAL PURCHASE       DISTRIBUTIONS

  Eight years after the  In same proportion     On the date the
  date of purchase       as the number of       shares originally
                         Class B shares         acquired would have
                         convert-               converted into Class
                         ing is to total Class  A shares
                         B
                         shares you own
                         (excluding shares
                         issued as dividends)


CLASS L SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)



You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2002.



Service Agents selling Class L shares receive a commission of up 1.75% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to .70% of the average net assets represented by the Class L shares serviced by them.



CLASS Y SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)


You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

15                                                     Smith Barney Mutual Funds

   MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

Florida Portfolio                                                             16


   BUYING SHARES



           Through a   You should contact your Service Agent to open a
       Service Agent   brokerage account and make arrangements to buy
                       shares.
                       If you do not provide the following information,
                       your order will be rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares being bought
                       Your Service Agent may charge an annual account
                       maintenance fee.
-----------------------------------------------------------------------
         Through the   Certain investors who are clients of certain
                fund   Service Agents are eligible to buy shares
                       directly from the fund.
                       - Write the fund at the following address:
                       SMITH BARNEY FLORIDA PORTFOLIO
                           SMITH BARNEY MUNI FUNDS
                           (SPECIFY CLASS OF SHARES)
                           C/O PFPC GLOBAL FUND SERVICES
                           P.O. BOX 9699
                           PROVIDENCE, RI 02940-9699
                       - Enclose a check to pay for the shares. For
                       initial purchases, complete and send an account
                         application.
                       - For more information, please contact the
                       transfer agent at 1-800-451-2010.
-----------------------------------------------------------------------
           Through a   You may authorize your Service Agent or the
          systematic   sub-transfer agent to transfer funds
     investment plan   automatically from (i) a regular bank account,
                       (ii) cash held in a brokerage account opened
                       with a Service Agent or (iii) certain money
                       market fund to buy shares on a regular basis.
                       - Amounts transferred should be at least: $25
                       monthly or $50 quarterly
                       - If you do not have sufficient funds in your
                       account on a transfer date, your Service Agent
                         or the sub-transfer agent may charge you a fee
                       For more information, contact your Service Agent
                       or the transfer agent or consult the SAI.

17                                                     Smith Barney Mutual Funds

   EXCHANGING SHARES


 Smith Barney offers   You should contact your Service Agent to
       a distinctive   exchange into other Smith Barney funds. Be
     family of funds   sure to read the prospectus of the Smith
    tailored to help   Barney fund you are exchanging into. An
    meet the varying   exchange is a taxable transaction.
       needs of both
     large and small   - You may exchange shares only for shares of
           investors     the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                         in your state of residence. Contact your
                         Service Agent or the transfer agent for
                         further information.
                       - Exchanges of Class A, Class B and Class L
                         shares are subject to minimum investment
                         requirements (except for systematic
                         investment plan exchanges), and all shares
                         are subject to the other requirements of
                         the fund into which exchanges are made.
                       - If you hold share certificates, the
                         sub-transfer agent must receive the
                         certificates endorsed for transfer or with
                         signed stock powers (documents transferring
                         ownership of certificates) before the
                         exchange is effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
           Waiver of   Your shares will not be subject to an initial
          additional   sales charge at the time of the exchange.
       sales charges
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase. If the fund you exchange
                       into has a higher deferred sales charge, you
                       will be subject to that charge. If you
                       exchange at any time into a fund with a lower
                       charge, the sales charge will not be reduced.
--------------------------------------------------------------------

Florida Portfolio                                                             18




        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to
                       exchange shares through the fund. You must
                       complete an authorization form to authorize
                       telephone transfers. If eligible, you may
                       make telephone exchanges on any day the New
                       York Stock Exchange is open. Call the
                       transfer agent at 1-800-451-2010 between 9:00
                       a.m. and 4:00 p.m. (Eastern time).

                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have brokerage account, contact
                       your Service Agent or write to the
                       sub-transfer agent at the address on the
                       following page.

19                                                     Smith Barney Mutual Funds

   REDEEMING SHARES


           Generally   Contact your Service Agent to redeem shares
                       of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with
                       signed stock powers before the redemption is
                       effective.
                       If the shares are held by a fiduciary or
                       corporation, other documents may be required.
                       Your redemption proceeds will be sent within
                       three business days after your request is
                       received in good order. However, if you
                       recently purchased your shares by check, your
                       redemption proceeds will not be sent to you
                       until your original check clears, which may
                       take up to 15 days.
                       If you have a brokerage account with a
                       Service Agent, your redemption proceeds will
                       be placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the fund at the following
                       address:
                       SMITH BARNEY FLORIDA PORTFOLIO
                            SMITH BARNEY MUNI FUNDS
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RI 02490-9699
                       Your written request must provide the
                       following:
                       - The name of the fund and account number
                       - The class of shares and the dollar amount
                       or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                       account is registered
--------------------------------------------------------------------

Florida Portfolio                                                             20




        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to redeem
                       shares in amounts up to $50,000 per day
                       through the fund. You must complete an
                       authorization form to authorize telephone
                       redemptions. If eligible, you may request
                       redemptions by telephone on any day the New
                       York Stock Exchange is open. Call the
                       transfer agent at 1-800-451-2010 between 9:00
                       a.m. and 4:00 p.m. (Eastern time).
                       Your redemption proceeds can be sent by check
                       to your address of record or by wire or
                       electronic transfer (ACH) to a bank account
                       designated on your authorization form. You
                       must submit a new authorization form to
                       change the bank account designated to receive
                       wire or electronic transfers and you may be
                       asked to provide certain other documents. The
                       sub-transfer agent may charge a fee on a wire
                       or an electronic transfer (ACH).
--------------------------------------------------------------------
           Automatic   You can arrange for the automatic redemption
                cash   of a portion of your shares on a monthly or
          withdrawal   quarterly basis. To qualify you must own
               plans   shares of the fund with a value of at least
                       $10,000 and each automatic redemption must be
                       at least $50. If your shares are subject to a
                       deferred sales charge, the sales charge will
                       be waived if your automatic payments do not
                       exceed 1% per month of the value of your
                       shares subject to a deferred sales charge.
                       The following conditions apply:
                       - Your shares must not be represented by
                         certificates
                       - All dividends and distributions must be
                         reinvested
                       For more information, contact your Service
                       Agent or consult the SAI.

21                                                     Smith Barney Mutual Funds

   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.


Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:


- Are redeeming over $50,000


- Are sending signed share certificates or stock powers to the sub-transfer agent

- Instruct the sub-transfer agent to mail the check to an address different from the one on your account

- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

Florida Portfolio                                                             22


- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.



EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.


SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

23                                                     Smith Barney Mutual Funds

   DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events. Florida currently does not impose a personal income tax on individuals. Thus, individual shareholders of the fund will not be subject to any Florida state income tax on distributions received from the fund.

Florida does currently impose an "intangibles tax" on certain securities and other intangible assets owned by Florida residents. However, certain types of municipal obligations of Florida issuers, U.S. Treasury securities and municipal obligations issued by certain U.S. territories and possessions are exempt from this intangibles tax. The fund seeks generally to select investments that will enable its shares to be exempt from the Florida intangibles tax and attempts to ensure that all of its assets held on the annual assessment date are exempt from this tax. Certain of the fund's distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

Florida Portfolio                                                             24



             TRANSACTION                    FEDERAL TAX STATUS

  Redemption or exchange of shares   Usually capital gain or loss;
                                     long-term only if shares owned
                                     more than one year
  Long-term capital gain             Long-term taxable gain
    distributions

  Short-term capital gain            Ordinary income
    distributions
  Dividends                          Excluded from gross income if
                                     from interest on tax-exempt
                                     securities, otherwise ordinary
                                     income


Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

25                                                     Smith Barney Mutual Funds

   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.

Florida Portfolio                                                             26


   FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years.

             FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2001(1)   2000(1)   1999(1)    1998     1997
---------------------------------------------------------------------------------
Net asset value, beginning of
  year                             $12.70    $13.70    $13.74    $13.16   $13.24
---------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income              0.69      0.69      0.69      0.72     0.73
  Net realized and unrealized
    gain (loss)                      0.65     (1.01)     0.06      0.72    (0.03)
---------------------------------------------------------------------------------
Total income (loss) from
  operations                         1.34     (0.32)     0.75      1.44     0.70
---------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (0.70)    (0.68)    (0.69)    (0.73)   (0.73)
  In excess of net
    investment income                  --        --     (0.01)       --       --
  Net realized gains                   --        --     (0.09)    (0.13)   (0.05)
---------------------------------------------------------------------------------
Total distributions                 (0.70)    (0.68)    (0.79)    (0.86)   (0.78)
---------------------------------------------------------------------------------
Net asset value, end of year       $13.34    $12.70    $13.70    $13.74   $13.16
---------------------------------------------------------------------------------
Total return                        10.83%    (2.25)%    5.56%    11.15%    5.44%
---------------------------------------------------------------------------------
Net assets, end of year
  (millions)                         $162      $151      $160      $143     $127
---------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(2)                        0.73%     0.74%     0.73%     0.76%    0.85%
  Net investment income              5.36      5.32      4.99      5.28     5.56
---------------------------------------------------------------------------------
Portfolio turnover rate                27%       56%       43%       59%      62%
---------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) As a result of voluntary expense limitations, expense ratios will not exceed 0.85%.

27                                                     Smith Barney Mutual Funds

             FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2001(1)   2000(1)   1999(1)    1998     1997
---------------------------------------------------------------------------------
Net asset value, beginning of
  year                              $12.70   $13.69    $13.73    $13.14   $13.23
---------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income               0.62     0.62      0.62      0.65     0.65
  Net realized and unrealized
    gain (loss)                       0.63    (1.00)     0.06      0.72    (0.01)
---------------------------------------------------------------------------------
Total income (loss) from
  operations                          1.25    (0.38)     0.68      1.37     0.64
---------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (0.63)   (0.61)    (0.62)    (0.65)   (0.68)
  In excess of net
    investment income                   --       --     (0.01)       --       --
  Net realized gains                    --       --     (0.09)    (0.13)   (0.05)
---------------------------------------------------------------------------------
Total distributions                  (0.63)   (0.61)    (0.72)    (0.78)   (0.73)
---------------------------------------------------------------------------------
Net asset value, end of year        $13.32   $12.70    $13.69    $13.73   $13.14
---------------------------------------------------------------------------------
Total return                         10.14%   (2.70)%    5.01%    10.59%    4.91%
---------------------------------------------------------------------------------
Net assets, end of year
  (millions)                           $53      $59       $66       $59      $51
---------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(2)                         1.25%    1.26%     1.24%     1.28%    1.35%
  Net investment income               4.84     4.80      4.48      4.76     4.93
---------------------------------------------------------------------------------
Portfolio turnover rate                 27%      56%       43%       59%      62%
---------------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2) As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.

Florida Portfolio                                                             28


                   FOR A CLASS L SHARE OF BENEFICIAL INTEREST
                OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:


                               2001(1)   2000(1)   1999(1)(2)    1998     1997
--------------------------------------------------------------------------------
Net asset value, beginning of
  year                          $12.70   $13.69      $13.74     $13.14   $13.22
--------------------------------------------------------------------------------
Income (loss) from
  operations:
  Net investment income           0.61     0.61        0.61       0.64     0.65
  Net realized and unrealized
    gain (loss)                   0.65    (1.00)       0.05       0.72    (0.01)
--------------------------------------------------------------------------------
Total income (loss) from
  operations                      1.26    (0.39)       0.66       1.36     0.64
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (0.63)   (0.60)      (0.61)     (0.63)   (0.67)
  In excess of net
    investment income               --       --       (0.01)        --       --
  Net realized gains                --       --       (0.09)     (0.13)   (0.05)
--------------------------------------------------------------------------------
Total distributions              (0.63)   (0.60)      (0.71)     (0.76)   (0.72)
--------------------------------------------------------------------------------
Net assets value, end of year   $13.33   $12.70      $13.69     $13.74   $13.14
--------------------------------------------------------------------------------
Total return                     10.16%   (2.78)%      4.87%     10.51%    4.94%
--------------------------------------------------------------------------------
Net assets, end of year
  (millions)                       $14      $13         $12         $9       $7
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(3)                     1.31%    1.32%       1.31%      1.33%    1.40%
  Net investment income           4.78     4.74        4.41       4.71     4.84
--------------------------------------------------------------------------------
Portfolio turnover rate             27%      56%         43%        59%      62%
--------------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, the Class C shares were renamed Class L shares.
(3) As a result of voluntary expense limitations, expense ratios will not exceed 1.40%.

[SALOMON SMITH BARNEY LOGO]


FLORIDA PORTFOLIO


An investment portfolio of Smith Barney Muni Funds


SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.



The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Fl., New York, New York 10048.



Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED. is a service mark of Salomon Smith Barney Inc.



(Investment Company Act
file no. 811-04395)
FD0605 7/01

                              P R O S P E C T U S

                              ------------------
                                    GEORGIA
                                   PORTFOLIO
                              ------------------

Class A, B, L and Y Shares
July 30, 2001


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

                        [SMITH BARNEY MUTUAL FUNDS LOGO]

                YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)

--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

1                                                      Smith Barney Mutual Funds


GEORGIA PORTFOLIO



                        CONTENTS


Investments, risks and performance.........................    2

More on the fund's investments.............................    8

Management.................................................   10

Choosing a class of shares to buy..........................   12

Comparing the fund's classes...............................   13

Sales charges..............................................   14

More about deferred sales charges..........................   17

Buying shares..............................................   18

Exchanging shares..........................................   19

Redeeming shares...........................................   21

Other things to know about share transactions..............   23

Dividends, distributions and taxes.........................   25

Share price................................................   26

Financial highlights.......................................   27

Georgia Portfolio                                                              2


   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE


The fund seeks as high a level of income exempt from regular federal income taxes and Georgia personal income taxes as is consistent with prudent investing.


PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests at least 80% of its net assets in municipal securities and at least 65% of its net assets in Georgia municipal securities. Georgia municipal securities include securities issued by the State of Georgia and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Georgia state personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase of from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

- Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

3                                                      Smith Barney Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Georgia municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Georgia municipal issuers

- Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal and Georgia state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be taxable to investors in states other than Georgia.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:

- Are a Georgia taxpayer in a high federal tax bracket seeking income exempt from federal income taxes and Georgia personal income taxes

- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

Georgia Portfolio                                                              4


RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 6 full calendar years. Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                          TOTAL RETURN: CLASS A SHARES

[RISK RETURN BAR CHART]


95                                                                               21.93
96                                                                                3.98
97                                                                               12.67
98                                                                                5.66
99                                                                               -5.78
00                                                                               13.00

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS:


Highest: 8.52% in 1st quarter 1995; Lowest: (2.95)% in 2nd quarter 1999; Year to date: 2.06% through 6/30/01

5                                                      Smith Barney Mutual Funds

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper Georgia Municipal Debt Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 2000



      CLASS        1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION   INCEPTION DATE
        A          13.00%   5.68%      n/a         6.96%             4/4/94
        B          12.25%   5.10%      n/a         6.13%            6/15/94
        L          12.20%   5.06%      n/a         6.27%            4/14/94
   Lehman Index    11.68%   5.84%      n/a         6.82%               *
  Lipper Average   11.38%   4.89%      n/a         5.99%               *


*Index comparison begins on April 30, 1994.

Georgia Portfolio                                                              6


FEE TABLE
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                SHAREHOLDER FEES

  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS L   CLASS Y
  Maximum sales charge (load) imposed on
  purchases (as a % of offering price)       4.00%      None     1.00%      None

  Maximum deferred sales charge (load) (as
  a % of the lower of net asset value at
  purchase or redemption)                    None*     4.50%     1.00%      None

                         ANNUAL FUND OPERATING EXPENSES


  (EXPENSES DEDUCTED FROM ASSETS)  CLASS A   CLASS B   CLASS L   CLASS Y**
  Management fee                   0.45%     0.45%     0.45%      0.45%

  Distribution and service
    (12b-1) fees                   0.15%     0.65%     0.70%      None
  Other expenses                   0.15%     0.20%     0.20%      0.18%

  Total annual fund operating
    expenses                       0.75%     1.30%     1.35%      0.63%


*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


**For Class Y shares, "Other Expenses" have been estimated for the fiscal year ended March 31, 2001, based on expenses incurred by Class A shares because prior to March 31, 2001, no Class Y shares were sold.

7                                                      Smith Barney Mutual Funds

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Class A (with or without
  redemption)                         $474     $630      $800      $1,293

  Class B (redemption at end of
  period)                             $582     $712      $813      $1,416
  Class B (no redemption)             $132     $412      $713      $1,416

  Class L (redemption at end of
  period)                             $236     $523      $832      $1,708
  Class L (no redemption)             $336     $523      $832      $1,708

  Class Y (with or without
  redemption)                         $ 64     $202      $351      $  786

Georgia Portfolio                                                              8


   MORE ON THE FUND'S INVESTMENTS

GEORGIA MUNICIPAL SECURITIES Georgia municipal securities include debt obligations issued by certain non-Georgia governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax and Georgia personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Georgia municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

OTHER DEBT SECURITIES The fund may invest up to 35% of its assets in municipal securities of non-Georgia issuers. These securities will generally be exempt from federal, but not Georgia income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will be subject to federal taxation and may be subject to state taxation.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates

- As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.


The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures contracts used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's

9                                                      Smith Barney Mutual Funds

holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Georgia Portfolio                                                             10


   MANAGEMENT


MANAGER The fund's investment adviser (the manager) is Smith Barney Fund Management LLC ("SBFM") (formerly known as SSB Citi Fund Management LLC), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.



Peter M. Coffey, investment officer of SBFM and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994. Mr. Coffey has 32 years of experience with the manager or its predecessors.



MANAGEMENT FEES During the fiscal year ended March 31, 2001, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.



DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.



In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

11                                                     Smith Barney Mutual Funds


TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.

Georgia Portfolio                                                             12


   CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:


- A broker/dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")



- The fund, but only if you are investing through certain qualified plans or certain Service Agents



All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                  INITIAL              ADDITIONAL
                                       -----------------------------   -----------
                                       CLASSES A, B, L     CLASS Y     ALL CLASSES
                                       ---------------     ---------   -----------
  General                                $1,000          $15 million       $50

  Monthly Systematic Investment Plans     $25                    n/a       $25
  Quarterly Systematic Investment
  Plans                                   $50                    n/a       $50

  Uniform Gift to Minors Accounts         $250           $15 million       $50

13                                                     Smith Barney Mutual Funds

   COMPARING THE FUND'S CLASSES


Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                            CLASS A           CLASS B           CLASS L           CLASS Y
KEY FEATURES            - Initial sales   - No initial      - Initial sales   - No initial or
                          charge            sales charge      charge is         deferred
                        - You may         - Deferred          lower than        sales charge
                          qualify for       sales charge      Class A         - Must invest
                          reduction or      declines over   - Deferred          at least $15
                          waiver of         time              sales charge      million
                          initial sales   - Converts to       for only 1      - Lower annual
                          charge            Class A after     year              expenses than
                        - Lower annual      8 years         - Does not          the other
                          expenses than   - Higher annual     convert to        classes
                          Class B and       expenses than     Class A
                          Class L           Class A         - Higher annual
                                                              expenses than
                                                              Class A
---------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    Up to 4.00%;      None              1.00%             None
                        reduced for
                        large purchases
                        and waived for
                        certain
                        investors. No
                        charge for
                        purchases of
                        $500,000 or
                        more
---------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE   1.00% on          Up to 4.50%       1.00% if you      None
                        purchases of      charged when      redeem within 1
                        $500,000 or       you redeem        year of
                        more if you       shares. The       purchase
                        redeem within 1   charge is
                        year of           reduced over
                        purchase          time and there
                                          is no deferred
                                          sales charge
                                          after 6 years
---------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION     0.15% of          0.65% of          0.70% of          None
AND SERVICE FEES        average daily     average daily     average daily
                        net assets        net assets        net assets
---------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*     Class A shares    Class B shares    Class L shares    Class Y shares
                        of most Smith     of most Smith     of most Smith     of most Smith
                        Barney funds      Barney funds      Barney funds      Barney funds
---------------------------------------------------------------------------------------------


*Ask your Service Agent for the Smith Barney funds available for exchange.

Georgia Portfolio                                                             14


   SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.


                                            SALES CHARGE AS A % OF
                                       OFFERING              NET AMOUNT
          AMOUNT OF PURCHASE           PRICE (%)            INVESTED (%)
  Less than $25,000                     4.00                  4.17
  $25,000 but less than $50,000         3.50                  3.63
  $50,000 but less than $100,000        3.00                  3.09
  $100,000 but less than $250,000       2.50                  2.56
  $250,000 but less than $500,000       1.50                  1.52
  $500,000 or more                      0.00                  0.00

INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

- Accumulation privilege - lets you combine the current value of Class A shares owned

  - by you, or

  - by members of your immediate family,

15                                                     Smith Barney Mutual Funds

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

- Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:


- Employees of NASD members



- Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup



- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified



If you want to learn about the additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

    YEAR AFTER PURCHASE     1ST   2ND   3RD   4TH   5TH   6TH THROUGH 8TH
  Deferred sales charge     4.5%   4%    3%    2%    1%          0%


Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares they are servicing.


CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower

Georgia Portfolio                                                             16


annual expenses. Your Class B shares will convert to Class A shares as follows:

                         Shares issued: On      Shares issued: Upon
                         reinvestment           exchange from another
  Shares issued: At      of dividends and       Smith Barney fund
  initial purchase       distributions

  Eight years after the  In same proportion     On the date the
  date of purchase       as the number of       shares originally
                         Class B shares         acquired would have
                         converting is to       converted into Class
                         total Class B          A shares
                         shares you own
                         (excluding shares
                         issued as dividends)


CLASS L SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)



You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2002.



Service Agents selling Class L shares receive a commission of up to 1.75% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to .70% of the average net assets represented by the Class L shares serviced by them.



CLASS Y SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)


You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

17                                                     Smith Barney Mutual Funds

   MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

Georgia Portfolio                                                             18


   BUYING SHARES



           Through a   You should contact your Service Agent to open a
       Service Agent   brokerage account and make arrangements to buy
                       shares.

                       If you do not provide the following information,
                       your order will be rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares being bought
                         Your Service Agent may charge an annual account
                         maintenance fee.
-----------------------------------------------------------------------
         Through the   Certain investors who are clients of certain
                fund   Service Agents are eligible to buy shares
                       directly from the fund.
                       - Write the fund at the following address:
                           SMITH BARNEY GEORGIA PORTFOLIO
                           SMITH BARNEY MUNI FUNDS
                           (SPECIFY CLASS OF SHARES)
                           C/O PFPC GLOBAL FUND SERVICES
                           P.O. BOX 9699
                           PROVIDENCE, RI 02940-9699
                       - Enclose a check to pay for the shares. For
                         initial purchases, complete and send an account
                         application.
                       - For more information, please contact the
                         transfer agent at 1-800-451-2010.
-----------------------------------------------------------------------
           Through a   You may authorize your Service Agent or the sub-
          systematic   transfer agent to transfer funds automatically
     investment plan   from (i) a regular bank account, (ii) cash held
                       in a brokerage account opened with a Service
                       Agent, (iii) certain money market funds, in
                       order to buy shares on a regular basis.
                       - Amounts transferred should be at least: $25
                         monthly or $50 quarterly
                       - If you do not have sufficient funds in your
                         account on a transfer date, your Service Agent,
                         or the sub-transfer agent may charge you a fee

                       For more information, contact your Service Agent or consult the SAI.

19                                                     Smith Barney Mutual Funds

   EXCHANGING SHARES


 Smith Barney offers   You should contact your Service Agent to
       a distinctive   exchange into other Smith Barney funds. Be
     family of funds   sure to read the prospectus of the Smith
    tailored to help   Barney fund you are exchanging into. An
    meet the varying   exchange is a taxable transaction.
       needs of both
     large and small   - You may exchange shares only for shares of
           investors     the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                         in your state of residence. Contact your
                         Service Agent or the transfer agent for
                         further information.
                       - Exchanges of Class A, Class B and Class L
                         shares are subject to minimum investment
                         requirements (except for systematic
                         investment plan exchanges), and all shares
                         are subject to the other requirements of
                         the fund into which exchanges are made.
                       - If you hold share certificates, the
                         sub-transfer agent must receive the
                         certificates endorsed for transfer or with
                         signed stock powers (documents transferring
                         ownership of certificates) before the
                         exchange is effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
           Waiver of   Your shares will not be subject to an initial
          additional   sales charge at the time of the exchange.
       sales charges
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase. If the fund you exchange
                       into has a higher deferred sales charge, you
                       will be subject to that charge. If you
                       exchange at any time into a fund with a lower
                       charge, the sales charge will not be reduced.
--------------------------------------------------------------------

Georgia Portfolio                                                             20




        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to
                       exchange shares through the fund. You must
                       complete an authorization form to authorize
                       telephone transfers. If eligible, you may
                       make telephone exchanges on any day the New
                       York Stock Exchange is open. Call the
                       transfer agent at 1-800-451-2010 between 9:00
                       a.m. and 4:00 p.m. (Eastern time).

                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a brokerage account,
                       contact your Service Agent or write to the
                       sub-transfer agent at the address on the
                       following page.

21                                                     Smith Barney Mutual Funds

   REDEEMING SHARES


           Generally   Contact your Service Agent to redeem shares
                       of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with
                       signed stock powers before the redemption is
                       effective.
                       If the shares are held by a fiduciary or
                       corporation, other documents may be required.
                       Your redemption proceeds will be sent within
                       three business days after your request is
                       received in good order. However, if you
                       recently purchased your shares by check, your
                       redemption proceeds will not be sent to you
                       until your original check clears, which may
                       take up to 15 days.
                       If you have a brokerage account with a
                       Service Agent, your redemption proceeds will
                       be placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the fund at the following
                       address:
                            SMITH BARNEY GEORGIA PORTFOLIO
                            SMITH BARNEY MUNI FUNDS
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RI 02490-9699
                       Your written request must provide the
                       following:
                       - The name of the fund and account number
                       - The class of shares and the dollar amount
                       or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                       account is registered
--------------------------------------------------------------------

Georgia Portfolio                                                             22




        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to redeem
                       shares in amounts up to $50,000 per day
                       through the fund. You must complete an
                       authorization form to authorize telephone
                       redemptions. If eligible, you may request
                       redemptions by telephone on any day the New
                       York Stock Exchange is open. Call the
                       transfer agent at 1-800-451-2010 between 9:00
                       a.m. and 4:00 p.m. (Eastern time).

                       Your redemption proceeds can be sent by check
                       to your address of record or by wire or
                       electronic transfer (ACH) to a bank account
                       designated on your authorization form. You
                       must submit a new authorization form to
                       change the bank account designated to receive
                       wire or electronic transfers and you may be
                       asked to provide certain other documents. The
                       sub-transfer agent may charge a fee on a wire
                       or an electronic transfer (ACH).
--------------------------------------------------------------------
           Automatic   You can arrange for the automatic redemption
                cash   of a portion of your shares on a monthly or
          withdrawal   quarterly basis. To qualify you must own
               plans   shares of the fund with a value of at least
                       $10,000 and each automatic redemption must be
                       at least $50. If your shares are subject to a
                       deferred sales charge, the sales charge will
                       be waived if your automatic payments do not
                       exceed 1% per month of the value of your
                       shares subject to a deferred sales charge.

                       The following conditions apply:
                       - Your shares must not be represented by
                         certificates
                       - All dividends and distributions must be
                         reinvested

                       For more information, contact your Service
                       Agent or consult the SAI.

23                                                     Smith Barney Mutual Funds

   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.


SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:


- Are redeeming over $50,000


- Are sending signed share certificates or stock powers to the sub-transfer agent

- Instruct the sub-transfer agent to mail the check to an address different from the one on your account

- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

Georgia Portfolio                                                             24


- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.



EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.


SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

25                                                     Smith Barney Mutual Funds

   DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


        TRANSACTION            FEDERAL TAX STATUS        GEORGIA TAX STATUS

  Redemption or exchange    Usually capital gain or   Usually capital gain or
    of shares               loss; long-term only if   loss
                            shares owned more than
                            one year
  Long-term capital gain    Long-term capital gain    Long-term capital gain
    distributions

  Short-term capital gain   Ordinary income           Ordinary income
    distributions
  Dividends                 Excluded from gross       Exempt from personal
                            income if from interest   income taxes if from
                            on tax-exempt             interest on Georgia
                            securities, otherwise     municipal securities,
                            ordinary income           otherwise ordinary
                                                      income


Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Georgia Portfolio                                                             26



After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.

27                                                     Smith Barney Mutual Funds

   FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years.

             FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                      2001(1)   2000(1)   1999(1)    1998      1997
-------------------------------------------------------------------------------------
Net asset value,
 beginning of year                    $ 12.40   $ 13.43   $ 13.43   $ 12.48   $ 12.50
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(2)                0.64      0.65      0.62      0.67      0.69
 Net realized and unrealized gain
   (loss)                                0.69     (1.06)     0.12      1.03      0.04
-------------------------------------------------------------------------------------
Total income (loss) from operations      1.33     (0.41)     0.74      1.70      0.73
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                  (0.65)    (0.62)    (0.62)    (0.67)    (0.67)
 In excess of net investment income        --        --     (0.03)       --        --
 Net realized gains                        --        --     (0.09)    (0.08)    (0.08)
-------------------------------------------------------------------------------------
Total distributions                     (0.65)    (0.62)    (0.74)    (0.75)    (0.75)
-------------------------------------------------------------------------------------
Net asset value, end of year          $ 13.08   $ 12.40   $ 13.43   $ 13.43   $ 12.48
-------------------------------------------------------------------------------------
Total return                            11.02%    (2.97)%    5.61%    13.85%     5.95%
-------------------------------------------------------------------------------------
Net assets, end of year (000)         $45,594   $43,100   $34,680   $20,502   $14,495
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(2)(3)                          0.75%     0.68%     0.64%     0.50%     0.48%
 Net investment income                   5.08      4.74      4.63      5.10      5.49
-------------------------------------------------------------------------------------
Portfolio turnover rate                    35%       98%       48%       36%       81%
-------------------------------------------------------------------------------------



(1) Per share amounts have been calculated using monthly average shares method.
(2) The manager has waived all or a portion of its fees for the years ended March 31, 1999, 1998 and 1997. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



                                                                              EXPENSE RATIOS
                                          NET INVESTMENT INCOME           WITHOUT FEE WAIVERS AND
                                           PER SHARE DECREASES            EXPENSE REIMBURSEMENTS
                                       1999       1998       1997       1999       1998       1997
    --------------------------------------------------------------      ---------------------------
    Class A                            $0.01      $0.04      $0.04      0.74%      0.83%      0.90%
    --------------------------------------------------------------      --------------------------




(3) As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.

Georgia Portfolio                                                             28


             FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                     2001(1)   2000(1)   1999(1)    1998      1997
-----------------------------------------------------------------------------------
Net asset value, beginning of year   $12.40    $13.42    $13.43    $ 12.47   $12.50
-----------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(2)              0.58      0.56      0.56       0.61     0.62
 Net realized and unrealized
   gain (loss)                         0.68     (1.03)     0.10       1.03     0.04
-----------------------------------------------------------------------------------
Total income (loss) from operations    1.26     (0.47)     0.66       1.64     0.66
-----------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.59)    (0.55)    (0.55)     (0.60)   (0.61)
 In excess of net investment income      --        --     (0.03)        --       --
 Net realized gains                      --        --     (0.09)     (0.08)   (0.08)
-----------------------------------------------------------------------------------
Total distributions                   (0.59)    (0.55)    (0.67)     (0.68)   (0.69)
-----------------------------------------------------------------------------------
Net asset value, end of year         $13.07    $12.40    $13.42    $ 13.43   $12.47
-----------------------------------------------------------------------------------
Total return                          10.39%    (3.45)%    4.99%     13.39%    5.33%
-----------------------------------------------------------------------------------
Net assets, end of year (000)        $11,154   $11,503   $13,633   $10,712   $7,354
-----------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(2)(3)                        1.30%     1.30%     1.15%      1.02%    1.00%
 Net investment income                 4.56      4.47      4.12       4.58     4.97
-----------------------------------------------------------------------------------
Portfolio turnover rate                  35%       98%       48%        36%      81%
-----------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived all or a portion of its fees for the years ended March 31, 1999, 1998 and 1997. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



                                                                       EXPENSE RATIOS
                                 NET INVESTMENT INCOME PER       WITHOUT FEE WAIVERS AND/OR
                                      SHARE DECREASES              EXPENSE REIMBURSEMENTS
                                1999       1998       1997       1999       1998       1997
    -------------------------------------------------------      ---------------------------
    Class B                     $0.02      $0.04      $0.05      1.26%      1.35%      1.42%
    -------------------------------------------------------      --------------------------




(3) As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.

29                                                     Smith Barney Mutual Funds

             FOR A CLASS L SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2001(1)   2000(1)   1999(1)(2)    1998     1997
-----------------------------------------------------------------------------------
Net asset value,
  beginning of year                $12.39    $13.41      $13.41     $12.46   $12.49
-----------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(3)           0.57      0.56        0.55       0.60     0.62
  Net realized and unrealized
    gain (loss)                      0.67     (1.04)       0.12       1.02     0.03
-----------------------------------------------------------------------------------
Total income (loss) from
  operations                         1.24     (0.48)       0.67       1.62     0.65
-----------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (0.58)    (0.54)      (0.55)     (0.59)   (0.60)
  In excess of net investment
    income                             --        --       (0.03)        --       --
  Net realized gains                   --        --       (0.09)     (0.08)   (0.08)
-----------------------------------------------------------------------------------
Total distributions                 (0.58)    (0.54)      (0.67)     (0.67)   (0.68)
-----------------------------------------------------------------------------------
Net assets value, end of year      $13.05    $12.39      $13.41     $13.41   $12.46
-----------------------------------------------------------------------------------
Total return                        10.26%    (3.51)%      5.01%     13.23%    5.28%
-----------------------------------------------------------------------------------
Net assets, end of year (000)      $7,460    $5,893      $7,304     $4,641   $3,221
Ratios to average net assets:
  Expenses(3)(4)                     1.35%     1.33%       1.20%      1.06%    1.04%
  Net investment income              4.48      4.44        4.07       4.54     4.93
-----------------------------------------------------------------------------------
Portfolio turnover rate                35%       98%         48%        36%      81%
-----------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, the Class C shares were renamed Class L shares.
(3) The manager has waived all or a portion of its fees for the years ended March 31, 1999, 1998 and 1997. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



                                                                       EXPENSE RATIOS
                                 NET INVESTMENT INCOME PER       WITHOUT FEE WAIVERS AND/OR
                                      SHARE DECREASES              EXPENSE REIMBURSEMENTS
                                1999       1998       1997       1999       1998       1997
    -------------------------------------------------------      ---------------------------
    Class L                     $0.02      $0.04      $0.05      1.31%      1.39%      1.46%
    -------------------------------------------------------      --------------------------




(4) As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.

Georgia Portfolio                                                             30


                      (This page intentionally left blank)

31                                                     Smith Barney Mutual Funds

                      (This page intentionally left blank)

Georgia Portfolio                                                             32


                      (This page intentionally left blank)

[SMITH BARNEY MUTUAL FUNDS LOGO]


GEORGIA PORTFOLIO


An investment portfolio of Smith Barney Muni Funds


SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.



The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent or by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Fl., New York, New York 10048.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-04395)

FD0771 7/01

                                  PROSPECTUS



            -------------------------------------------------


                            LIMITED TERM PORTFOLIO


            -------------------------------------------------

      Class A, L and Y Shares
      July 30, 2001


      The Securities and Exchange Commission has not approved or disapproved these securities as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                              [LOGO] Smith Barney
                                     Mutual Funds
                Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

Limited Term Portfolio



  Contents

               Investments, risks and performance...........  2

               More on the fund's investments...............  6

               Management...................................  7

               Choosing a class of shares to buy............  8

               Comparing the fund's classes.................  9

               Sales charges................................ 10

               More about deferred sales charges............ 11

               Buying shares................................ 12

               Exchanging shares............................ 13

               Redeeming shares............................. 15

               Other things to know about share transactions 17

               Dividends, distributions and taxes........... 19

               Share price.................................. 20

               Financial highlights......................... 21

                                                       Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
The fund seeks to pay its shareholders as high a level of income exempt from regular federal income taxes as is consistent with prudent investing.

Principal investment strategies
Key Investments The fund invests at least 80% of its net assets in "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities. The interest on these securities is excluded from gross income for federal income tax purposes. As a result, the interest on these securities normally is lower than it would be if the securities were subject to federal taxation. The fund normally invests in securities that have remaining maturities of 20 years or less and maintains an average effective maturity of between 3 and 10 years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

[_]Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market
[_]Considers the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different states, the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates
[_]May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
[_]Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features



Limited Term Portfolio

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[_]Interest rates rise, causing the value of the fund's portfolio to decline
[_]The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded [_]Municipal securities fall out of favor with investors.
[_]Unfavorable legislation affects the tax-exempt status of municipal bonds
[_]The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be subject to state income taxation.

Who may want to invest The fund may be an appropriate investment if you:

[_]Are a taxpayer in a high federal tax bracket seeking income exempt from federal taxation
[_]Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
[_]Are willing to accept the risks of municipal securities, but are seeking to diversify your investment among issuers of different states


                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                       Total Returns for Class A Shares

                                             [CHART]

                               Total Returns for Class A Shares

                               Calendar years ended December 31

 91       92        93       94        95        96        97        98        99        00
-----    -----     -----   ------    ------     -----     -----     -----    ------     -----
9.17%    8.15%     9.43%   -1.43%    11.41%     3.68%     8.08%     5.68%    -3.05%     8.00%


Quarterly returns:

Highest: 4.10% in 1st quarter 1995; Lowest: (2.91)% in 1st quarter 1994; Year to date: 3.35% through 6/30/01


Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper Intermediate Municipal Debt Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                         Average Annual Total Returns

                    Calendar Years Ended December 31, 2000


                                                    Since   Inception
           Class          1 year 5 years 10 years inception   date

             A             5.82%  3.96%    5.60%    5.97%   11/28/88
             L             5.75%  3.93%     n/a     4.70%     1/5/93
             Y             8.36%   n/a      n/a     2.81%   11/12/98
           Lehman Index   11.68%  5.84%    7.32%     n/a      n/a
           Lipper Average  8.62%  4.69%    6.16%     n/a      n/a




Limited Term Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees

(fees paid directly from your investment)      Class A Class L Class Y

Maximum sales charge (load) imposed on
purchases (as a % of offering price)            2.00%   1.00%   None

Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                     None*   1.00%   None



               Annual fund operating expenses

(expenses deducted from fund assets)  Class A Class L Class Y

Management fee                         0.50%   0.50%   0.50%

Distribution and service (12b-1) fees  0.15%   0.35%    None

Other expenses                         0.07%   0.10%   0.04%
                                       -----   -----   -----
Total annual fund operating expenses   0.72%   0.95%   0.54%
                                       =====   =====   =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]You invest $10,000 in the fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The fund's operating expenses remain the same

                      Number of years you own your shares


                                      1 year 3 years 5 years 10 years

Class A (with or without redemption)   $272   $426    $593    $1,077

Class L (redemption at end of period)  $296   $400    $620    $1,255

Class L (no redemption)                $196   $400    $620    $1,255

Class Y (with or without redemption)   $ 55   $173    $302    $  677




                                                       Smith Barney Mutual Funds

  More on the fund's investments

Municipal securities Municipal securities include debt obligations issued by certain governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates.

Other debt securities The fund may invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation. The fund may also invest in inverse floating rate securities.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

[_]To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
[_] Asa substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.


The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures contracts used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


Smith Barney Limited Term Portfolio

  Management


Manager The fund's investment adviser is Smith Barney Fund Management LLC ("SBFM") (formerly known as SSB Citi Fund Management LLC), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Peter M. Coffey, investment officer of SBFM and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994. Mr. Coffey has 32 years of experience with the manager or its predecessors.



Management fees During the fiscal year ended March 31, 2001, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.




Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar arrangements.


Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.



                                                       Smith Barney Mutual Funds

  Choosing a class of shares to buy

You can choose among three classes of shares: Classes A, L and Y. Classes A and L have different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[_]If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
[_]For Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class L shares, but only if the fund performs well. Class L shares do not convert to Class A shares.

You may buy shares from:



[_]A broker-dealer, financial intermediary, financial institution or distributor's financial consultants (each called a "Service Agent")

[_]The fund, but only if you are investing through certain qualified plans or certain Service Agents


All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                              Initial          Additional

                                      Classes A, L   Class Y   All Classes

General                                  $1,000    $15 million     $50

Monthly Systematic Investment Plans       $25          n/a         $25

Quarterly Systematic Investment Plans     $50          n/a         $50

Uniform Gift to Minors Account            $250     $15 million     $50



Smith Barney Limited Term Portfolio

  Comparing the fund's classes


Your Service Agent or dealer representative can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.



                                     Class A            Class L          Class Y

Key features                    .Initial sales     .Initial sales    .No initial or
                                 charge             charge is lower   deferred sales
                                .You may qual-      than Class A      charge
                                 ify for reduc-    .Deferred sales   .Must invest at
                                 tion or waiver     charge for only   least $15 mil-
                                 of initial sales   1 year            lion
                                 charge            .Does not con-    .Lower annual
                                .Lower annual       vert to Class A   expenses than
                                 expenses than     Higher annual      the other
                                 Class L           expenses than      classes
                                                   Class A

--------------------------------------------------------------------------------------
Initial sales charge            Up to 2.00%;       1.00%             None
                                reduced for large
                                purchases and
                                waived for cer-
                                tain investors. No
                                charge for pur-
                                chases of
                                $500,000 or
                                more

--------------------------------------------------------------------------------------
Deferred sales charge           1.00% on pur-      1.00% if you re-  None
                                chases of          deem within 1
                                $500,000 or        year of purchase
                                more if you re-
                                deem within 1
                                year of purchase

--------------------------------------------------------------------------------------
Annual distribution and service 0.15% of average   0.35% of average  None
fees                            daily net assets   daily net assets

--------------------------------------------------------------------------------------
Exchange privilege*             Class A shares     Class L shares    Class Y shares
                                of most Smith      of most Smith     of most Smith
                                Barney funds       Barney funds      Barney funds

--------------------------------------------------------------------------------------


*Ask your Service Agent for the Smith Barney funds available for exchange.



                                                       Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares sold by them.


                   Sales Charge as a % of

                   Offering   Net amount
Amount of purchase price (%) invested (%)

Less than $500,000   2.00        2.04

$500,000 or more      -0-         -0-


Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

[_]by you, or
[_]by members of your immediate family,

  and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge,



Limited Term Portfolio
if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:


[_]Employees of NASD members


[_]Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup


[_]Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified



If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


Class L shares (available through certain Service Agents)

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2002.



Service Agents selling Class L shares receive a commission of up to 1.75% of the purchase price of Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 0.35% of the average daily net assets represented by the Class L shares serviced by them.


Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.


                                                       Smith Barney Mutual Funds

In addition, you do not pay a deferred sales charge on:

[_]Shares exchanged for shares of another Smith Barney fund
[_]Shares representing reinvested distributions and dividends
[_]Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

[_]On payments made through certain systematic withdrawal plans
[_]For involuntary redemptions of small account balances
[_]For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.


  Buying shares


    Through a You should contact your Service Agent to open a bro-
Service Agent kerage account and make arrangements to buy shares.

              If you do not provide the following information, your order will be rejected

              [_] Class of shares being bought
              [_] Dollar amount or number of shares being bought

              Your Service Agent may charge an annual account maintenance fee.




Limited Term Portfolio

--------------------------------------------------------------------
Through the Certain other investors who are clients of certain fund Service Agents are eligible to buy shares directly from the fund.

            [_]Write the fund at the following address:
                Smith Barney Limited Term Portfolio
                Smith Barney Muni Funds
                (Specify class of shares)
                c/o PFPC Global Fund Services
                P.O. Box 9699
                Providence, RI 02940-9699
            [_]Enclose a check to pay for the shares. For initial
               purchases, complete and send an account
               application.
            [_]For more information, please contact the transfer
               agent at 1-800-451-2010.

--------------------------------------------------------------------


      Through a You may authorize your Service Agent or the sub-systematic transfer agent to transfer funds automatically from (i) a investment plan regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, to buy shares on a regular basis.

                [_]Amounts transferred should be at least: $25 monthly
                   or $50 quarterly
                [_]If you do not have sufficient funds in your account
                   on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                For more information, contact your Service Agent or the trans-fer agent or consult the SAI.


  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund you are exchang-
       help meet the ing into. An exchange is a taxable transaction.
    varying needs of
      both large and [_]You may exchange shares only for shares of the
     small investors    same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent for further information.



                                                       Smith Barney Mutual Funds

                 [_]Exchanges of Class A, Class B, and Class L shares are
                    subject to minimum investment requirements
                    (except for systematic exchanges) and all shares are subject to the other requirements of the fund into which exchanges are made.
                 [_]If you hold share certificates, the sub-transfer agent
                    must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 [_]The fund may suspend or terminate your exchange
                    privilege if you engage in an excessive pattern of exchanges.

------------------------------------------------------------------------------
       Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
         charges
                 Your deferred sales charge (if any) will continue to be
                 measured from the date of your original purchase. If
                 the fund you exchange into has a higher deferred sales
                 charge, you will be subject to that charge. If you ex-
                 change at any time into a fund with a lower charge, the
                 sales charge will not be reduced.

------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to exchange shares through
                 the fund. You must complete an authorization form to
                 authorize telephone transfers. If eligible, you may
                 make telephone exchanges on any day the New York
                 Stock Exchange is open. All shareholders should call
                 the transfer agent at 1-800-451-2010 between 9:00 a.m.
                 and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.

------------------------------------------------------------------------------
         By mail If you do not have a brokerage account, contact your
                 Service Agent or write to the sub-transfer agent at the
                 address on the following page.



Smith Barney Limited Term Portfolio

  Redeeming shares


Generally Contact your Service Agent to redeem shares of the fund.

          If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

          If the shares are held by a fiduciary or corporation, other documents may be required.

          Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

          If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

------------------------------------------------------------------
  By mail For accounts held directly at the fund, send written requests to the fund at the following address:

              Smith Barney Limited Term Portfolio
              Smith Barney Muni Funds
              (Specify class of shares)
              c/o PFPC Global Fund Services
              P.O. Box 9699
              Providence, RI 02490-9699

          Your written request must provide the following:
          [_]The name of the fund and account number
          [_]The class of shares and the dollar amount or num-
             ber of shares to be redeemed
          [_]Signatures of each owner exactly as the account is registered



                                                       Smith Barney Mutual Funds

---------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares in
                 amounts up to $50,000 per day through the fund. You
                 must complete an authorization form to authorize
                 telephone redemptions. If eligible, you may request
                 redemptions by telephone on any day the New York
                 Stock Exchange is open. All shareholders should call
                 the transfer agent at 1-800-451-2010 between 9:00 a.m.
                 and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
                 ACH to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on a wire or an electronic transfer (ACH).

---------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 and each automatic redemption
                 must be at least $50. If your shares are subject to a de-
                 ferred sales charge, the sales charge will be waived if
                 your automatic payments do not exceed 1% per month
                 of the value of your shares subject to a deferred sales
                 charge.

                 The following conditions apply:

                 [_]Your shares must not be represented by certificates
                 [_]All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.


16


Smith Barney Limited Term Portfolio

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


[_]Are redeeming over $50,000

[_]Are sending signed share certificates or stock powers to the sub-transfer agent
[_]Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]Suspend the offering of shares
[_]Waive or change minimum and additional investment amounts
[_]Reject any purchase or exchange order
[_]Change, revoke or suspend the exchange privilege
[_]Suspend telephone transactions


                                                       Smith Barney Mutual Funds

[_]Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_]Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.




Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



Limited Term Portfolio

  Dividends, distributions and taxes


Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agents or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


Transaction                      Federal tax status

Redemption or exchange of shares Usually capital
                                 gain or loss; long-term only
                                 if shares owned
                                 more than one year

Long-term capital                Long-term capital gain
gain distributions

Short-term capital               Ordinary income
gain distributions

Dividends                        Excluded from gross
                                 income if from interest
                                 on tax-exempt
                                 securities, otherwise
                                 ordinary income



Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of


                                                       Smith Barney Mutual Funds
shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.




Limited Term Portfolio

  Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

  For a Class A share of beneficial interest outstanding throughout each year ended March 31:

                                         2001/(1)/ 2000/(1)/ 1999/(1)/  1998    1997
---------------------------------------------------------------------------------------
Net asset value, beginning of year        $ 6.36    $ 6.78    $ 6.76   $ 6.54  $ 6.61
---------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                      0.34      0.32      0.32     0.34    0.34
 Net realized and unrealized gain (loss)    0.16     (0.42)     0.03     0.22   (0.06)
---------------------------------------------------------------------------------------
Total income (loss) from operations         0.50     (0.10)     0.35     0.56    0.28
---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.35)    (0.32)    (0.33)   (0.34)  (0.35)
 In excess of net investment income           --        --     (0.00)*     --      --
---------------------------------------------------------------------------------------
Total distributions                        (0.35)    (0.32)    (0.33)   (0.34)  (0.35)
---------------------------------------------------------------------------------------
Net asset value, end of year              $ 6.51    $ 6.36    $ 6.78   $ 6.76  $ 6.54
---------------------------------------------------------------------------------------
Total return                                8.06%    (1.46)%    5.29%    8.66%   4.30%
---------------------------------------------------------------------------------------
Net assets, end of year (millions)        $  222    $  236    $  311   $  257  $  260
---------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                              0.72%     0.75%     0.72%    0.74%   0.75%
 Net investment income                      5.41      4.97      4.72     5.14    5.16
---------------------------------------------------------------------------------------
Portfolio turnover rate                       49%      108%       52%      58%     46%
---------------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.
/(2)/ As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.85%.
*     Amount represents less than $0.01 per share.


                                                       Smith Barney Mutual Funds

  For a Class L share of beneficial interest outstanding throughout each year ended March 31:

                                    2001/(1)/ 2000/(1)/  1999/(1)(2)/   1998     1997
----------------------------------------------------------------------------------------
Net asset value, beginning of year  $  6.37    $  6.79     $  6.76    $  6.54  $  6.61
----------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.33       0.31        0.31       0.33     0.33
 Net realized and unrealized gain
  (loss)                               0.15      (0.43)       0.03       0.21    (0.06)
----------------------------------------------------------------------------------------
Total income (loss) from operations    0.48      (0.12)       0.34       0.54     0.27
----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.33)     (0.30)      (0.31)     (0.32)   (0.34)
 In excess of net investment income      --         --       (0.00)*       --       --
----------------------------------------------------------------------------------------
Total distributions                   (0.33)     (0.30)      (0.31)     (0.32)   (0.34)
----------------------------------------------------------------------------------------
Net asset value, end of year        $  6.52    $  6.37     $  6.79    $  6.76  $  6.54
----------------------------------------------------------------------------------------
Total return                           7.82%     (1.69)%      5.04%      8.36%    4.10%
----------------------------------------------------------------------------------------
Net assets, end of year (000)       $32,157    $33,113     $41,844    $31,133  $28,325
----------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(3)/                         0.95%      0.98%       0.94%      0.99%    0.97%
 Net investment income                 5.18       4.74        4.50       4.89     4.94
----------------------------------------------------------------------------------------
Portfolio turnover rate                  49%       108%         52%        58%      46%
----------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
/(2)/On June 12, 1998, Class C shares were renamed Class L shares.
/(3)/As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.05%.
*    Amount represents less than $0.01 per share.



Limited Term Portfolio

  For a Class Y share of beneficial interest outstanding throughout the period ended March 31:

                                     2001/(1)/ 2000/(1)/  1999/(1)(2)/

-----------------------------------------------------------------------
Net asset value, beginning of period $  6.36    $  6.78     $  6.82

-----------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                  0.36       0.33        0.12
 Net realized and unrealized loss       0.15      (0.42)      (0.02)

-----------------------------------------------------------------------
Total income (loss) from operations     0.51      (0.09)       0.10

-----------------------------------------------------------------------
Less distributions from:
 Net investment income                 (0.36)     (0.33)      (0.14)
 In excess of net investment income       --         --       (0.00)*

-----------------------------------------------------------------------
Total distributions                    (0.36)     (0.33)      (0.14)

-----------------------------------------------------------------------
Net asset value, end of period       $  6.51    $  6.36     $  6.78

-----------------------------------------------------------------------
Total return                            8.26%     (1.31)%      1.46%++

-----------------------------------------------------------------------
Net assets, end of period (000)      $12,030    $12,843     $45,408

-----------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(3)/                          0.54%      0.55%       0.53%+
 Net investment income                  5.59       5.09        4.65+

-----------------------------------------------------------------------
Portfolio turnover rate                   49%       108%         52%

-----------------------------------------------------------------------

/(1)/Per share amounts have been calculated using the monthly average shares method.
/(2)/For the period November 12, 1998 (inception date) to March 31, 1999. /(3)/As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.

*  Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.


                                                       Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/SM/

Limited Term Portfolio

An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent or by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Fl., New York, New York 10048.




Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.


(Investment Company Act file
no. 811-04395)

FD0664 7/01

                                  PROSPECTUS




            -------------------------------------------------




                              NATIONAL PORTFOLIO

            -------------------------------------------------

      Class A, B, L and Y Shares

      July 30, 2001



      The Securities and Exchange Commission has not approved or disapproved these securities as an investment or determined whether the prospectus is accurate or complete. Any statement to the contrary is a crime.

                           [LOGO] Smith Barney
                                  Mutual Funds
                Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE

           ---------------------------------------------------------

National Portfolio

  Contents



Investments, risks and performance...........  2

More on the fund's investments...............  6

Management...................................  7

Choosing a class of shares to buy............  8

Comparing the fund's classes.................  9

Sales charges................................ 10

More about deferred sales charges............ 13

Buying shares................................ 14

Exchanging shares............................ 15

Redeeming shares............................. 17

Other things to know about share transactions 19

Dividends, distributions and taxes........... 21

Share price.................................. 22

Financial highlights......................... 23

                                                       Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective

The fund seeks as high a level of income exempt from regular federal income taxes as is consistent with prudent investing.


Principal investment strategies
Key Investments The fund invests at least 80% of its net assets in "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities. The interest on these securities is excluded from gross income for federal income tax purposes. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to federal taxation. The fund may invest in municipal securities of varying maturities, but typically focuses on municipal securities that have remaining maturities at the time of purchase of from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

[_]Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market
[_]Considers the potential impact of supply/demand imbalances for obligations of different states, the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates
[_]May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio
[_]Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features



National Portfolio

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[_]Interest rates rise, causing the value of the fund's portfolio to decline
[_]The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded [_]Unfavorable legislation affects the tax-exempt status of municipal bonds
[_]The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be subject to state income taxation.

Who may want to invest The fund may be an appropriate investment if you:

[_]Are in a high federal tax bracket seeking income exempt from federal taxation
[_]Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
[_]Are willing to accept the risks of municipal securities but are seeking to diversify your investment among issuers of different states

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                       Total Returns for Class A Shares
[CHART]

91      13.01%
92       9.61%
93      13.43%
94      -5.83%
95       18.9%
96       3.68%
97      10.58%
98       5.64%
99      -4.61%
00      12.21%

Calendar years ended December 31

Quarterly returns:

Highest: 7.36% in 1st quarter 1995; Lowest: (4.96)% in 1st quarter 1994; Year to date: 3.01% through 6/30/01


Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper General Municipal Debt Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                         Average Annual Total Returns

                    Calendar Years Ended December 31, 2000


     Class          1 year 5 years 10 years Since inception Inception date

     A              12.21%  5.33%    7.39%       7.46%         8/20/86
     B              11.74%  4.78%     n/a        7.22%         11/7/94
     L              11.57%  4.70%     n/a        5.75%         1/5/93
     Lehman Index   11.68%  5.84%    7.32%        n/a            n/a
     Lipper Average 10.86%  4.67%    6.66%        n/a            n/a



Smith Barney National Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees

(fees paid directly from your investment) Class A Class B Class L Class Y
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                 4.00%    None   1.00%   None
Maximum deferred sales charge
(load) (as a % of the lower of net asset
value at purchase or redemption)           None*   4.50%   1.00%   None

                        Annual fund operating expenses


    (expenses deducted from fund assets)  Class A Class B Class L Class Y**

    Management fee                         0.45%   0.45%   0.45%    0.45%
    Distribution and service (12b-1) fees  0.15%   0.65%   0.70%     None
    Other expenses                         0.08%   0.08%   0.10%    0.08%
                                           -----   -----   -----    -----
    Total annual fund operating
    expenses                               0.68%   1.18%   1.25%    0.53%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**For Class Y shares, "Other Expenses" have been estimated for the fiscal year ended March 31, 2001, based on expenses incurred by Class A shares because prior to March 31, 2001, no Class Y shares were sold.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
[_]You invest $10,000 in the fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The fund's operating expenses remain the same

                      Number of years you own your shares


                                      1 year 3 years 5 years 10 years

Class A (with or without redemption)   $467   $609    $764    $1,213
Class B (redemption at end of period)  $570   $675    $749    $1,293
Class B (no redemption)                $120   $375    $649    $1,293
Class L (redemption at end of period)  $326   $493    $779    $1,596
Class L (no redemption)                $226   $493    $779    $1,596
Class Y (with or without redemption)   $ 54   $170    $296    $  665

                                                       Smith Barney Mutual Funds

  More on the fund's investments

Municipal securities Municipal securities include debt obligations issued by certain governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

Other debt securities The fund may invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:
[_]To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
[_]As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.


The fund may also invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures contracts used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


Smith Barney National Portfolio

  Management


Manager The fund's investment adviser (the manager) is Smith Barney Fund Management LLC ("SBFM") (formerly known as SSB Citi Fund Management LLC), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Peter M. Coffey, investment officer of SBFM and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since November 1987. Mr. Coffey has 32 years of experience with the manager or its predecessors.



Management fees During the fiscal year ended March 31, 2001, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.




Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.



Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.

                                                       Smith Barney Mutual Funds

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[_]If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
[_]For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
[_]Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.




You may buy shares from:


[_]A broker-dealer, financial intermediary, financial institution or distributor's financial consultants (each called a "Service Agent")


[_]The fund, but only if you are investing through certain qualified plans or certain Service Agents



All classes of shares are not available through all Service Agents, You should contact your Service Agent for further information.


Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                Initial           Additional

                                      Classes A, B, L   Class Y   All Classes

General                                   $1,000      $15 million     $50

Monthly Systematic Investment Plans        $25            n/a         $25

Quarterly Systematic Investment Plans      $50            n/a         $50

Uniform Gift to Minors Accounts            $250       $15 million     $50



Smith Barney National Portfolio

  Comparing the fund's classes


Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                     Class A         Class B        Class L         Class Y
Key features     .Initial sales  .No initial     .Initial sales .No initial or
                  charge          sales charge    charge is      deferred
                 .You may        .Deferred        lower than     sales charge
                  qualify for     sales charge    Class A       .Must invest at
                  reduction       declines over  .Deferred       least $15 mil-
                  or waiver of    time            sales charge   lion
                  initial sales  .Converts to     for only 1    .Lower
                  charge          Class A after   year           annual ex-
                 .Lower           8 years        .Does not       penses than
                  annual ex-     .Higher          convert to     the other
                  penses than     annual ex-      Class A        classes
                  Class B and     penses than    .Higher
                  Class L         Class A         annual ex-
                                                  penses than
                                                  Class A

---------------------------------------------------------------------------------
Initial sales    Up to 4.00%;    None            1.00%          None
charge           reduced for
                 large purchases
                 and waived for
                 certain
                 investors. No
                 charge for
                 purchases of
                 $500,000 or
                 more

---------------------------------------------------------------------------------
Deferred         1.00% on        Up to 4.50%     1.00% if you   None
sales charge     purchases of    charged when    redeem within
                 $500,000 or     you redeem      1 year of
                 more if you     shares. The     purchase
                 redeem within   charge is
                 1 year of       reduced over
                 purchase        time and there
                                 is no deferred
                                 sales charge
                                 after 6 years

---------------------------------------------------------------------------------
Annual           0.15% of        0.65% of        0.70% of       None
distribution and average daily   average daily   average daily
service fees     net assets      net assets      net assets

---------------------------------------------------------------------------------
Exchange         Class A shares  Class B shares  Class L shares Class Y shares
privilege*       of most Smith   of most Smith   of most Smith  of most Smith
                 Barney funds    Barney funds    Barney funds   Barney funds

---------------------------------------------------------------------------------

*Ask your Service Agent for the Smith Barney funds available for exchange.



                                                       Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares sold by them.


                                             Sales Charge as a % of

                                             Offering   Net amount
             Amount of purchase              price (%) invested (%)

             Less than $25,000                 4.00        4.17

             $25,000 but less than $50,000     3.50        3.63

             $50,000 but less than $100,000    3.00        3.09

             $100,000 but less than $250,000   2.50        2.56

             $250,000 but less than $500,000   1.50        1.52

             $500,000 or more                   -0-         -0-


Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

10


Smith Barney National Portfolio

Accumulation privilege - lets you combine the current value of Class A shares owned

[_]by you, or
[_]by members of your immediate family.

  and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:


[_]Employees of NASD members


[_]Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup


[_]Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified



If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

           Year after purchase   1st  2nd 3rd 4th 5th 6th through 8th

           Deferred sales charge 4.5% 4%  3%  2%  1%         0%



Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares they are servicing.

                                                       Smith Barney Mutual Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


                              Shares issued:           Shares issued:
   Shares issued:             On reinvestment of       Upon exchange from
   At initial                 dividends and            another Smith Barney
   purchase                   distributions            fund

   Eight years after the date In same proportion as    On the date the shares
   of purchase                the number of Class B    originally acquired
                              shares converting is to  would have converted
                              total Class B shares you into Class A shares
                              own (excluding shares
                              issued as dividends)




Class L shares (available through certain Service Agents)


You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2002.



Service Agents selling Class L shares receive a commission of up to 1.75% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to .70% of the average net assets represented by the Class L shares serviced by them.



Class Y shares (available through certain Service Agents)

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Smith Barney National Portfolio

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_]Shares exchanged for shares of another Smith Barney fund
[_]Shares representing reinvested distributions and dividends
[_]Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to deferred sales charge and then the shares in your account that have been held the longest.


If you have redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

[_]On payments made through certain systematic withdrawal plans
[_]For involuntary redemptions of small account balances
[_]For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.



                                                       Smith Barney Mutual Funds

  Buying shares


          Through a You should contact your Service Agent to open a bro-
      Service Agent kerage account and make arrangements to buy shares.

                    If you do not provide the following information, your order will be rejected:
                    [_]Class of shares being bought
                    [_]Dollar amount or number of shares being bought

                    Your Service Agent may charge an annual account maintenance fee.

   ---------------------------------------------------------------------------
   Through the fund Certain investors who are clients of certain Service
                    Agents are eligible to buy shares directly from the fund.

                    [_]Write the fund at the following address:
                        Smith Barney National Portfolio
                        Smith Barney Muni Funds
                        (Specify class of shares)
                        c/o PFPC Global Fund Services
                        P.O. Box 9699
                        Providence, RI 02940-9699
                    [_]Enclose a check to pay for the shares. For initial
                       purchases, complete and send an account
                       application.
                    [_]For more information, please contact the transfer
                       agent at 1-800-451-2010.


14


Smith Barney National Portfolio

       Through a You may authorize your Service Agent or the sub-systematic transfer agent to transfer funds automatically from (i) a investment plan regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, in order to buy shares on a regu-lar basis.

                 [_]Amounts transferred should be at least: $25 monthly
                    or $50 quarterly
                 [_]If you do not have sufficient funds in your account
                    on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.


  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund you are exchang-
       help meet the ing into. An exchange is a taxable transaction.
    varying needs of
      both large and [_]You may exchange shares only for shares of the
     small investors    same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent for further information.
                     [_]Exchanges of Class A, Class B and Class L shares are
                        subject to minimum investment requirements
                        (except for systematic plan exchanges), and all
                        shares are subject to the other requirements of the
                        fund into which exchanges are made.
                     [_]If you hold share certificates, the sub-transfer agent
                        must receive the certificates endorsed for transfer or
                        with signed stock powers (documents transferring
                        ownership of certificates) before the exchange is
                        effective.
                     [_]The fund may suspend or terminate your exchange
                        privilege if you engage in an excessive pattern of
                        exchanges.

                                                       Smith Barney Mutual Funds

----------------------------------------------------------------------------
       Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
         charges
                 Your deferred sales charge (if any) will continue to be
                 measured from the date of your original purchase. If
                 the fund you exchange into has a higher deferred sales
                 charge, you will be subject to that charge. If you ex-
                 change at any time into a fund with a lower charge, the
                 sales charge will not be reduced.

----------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to exchange shares through
                 the fund. You must complete an authorization form to
                 authorize telephone transfers. If eligible, you may
                 make telephone exchanges on any day the New York
                 Stock Exchange is open. Call the transfer agent at 1-
                 800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern
                 time).

                 You can make telephone exchanges only between ac-counts that have identical registrations.

----------------------------------------------------------------------------
         By mail If you do not have a brokerage account, contact your
                 Service Agent or write to the sub-transfer agent at the
                 address on the following page.



Smith Barney National Portfolio

  Redeeming shares


Generally Contact your Service Agent to redeem shares of the fund.

          If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

          If the shares are held by a fiduciary or corporation, other documents may be required.

          Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

          If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

----------------------------------------------------------------------
  By mail For accounts held directly at the fund, send written requests to the fund at the following address:
              Smith Barney National Portfolio
              Smith Barney Muni Funds
              (Specify class of shares)
              c/o PFPC Global Fund Services
              P.O. Box 9699
              Providence, RI 02490-9699

          Your written request must provide the following:

          [_]The name of the fund and account number
          [_]The class of shares and the dollar amount or num-
             ber of shares to be redeemed
          [_]Signatures of each owner exactly as the account is registered



                                                       Smith Barney Mutual Funds

---------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares in
                 amounts up to $50,000 per day through the fund. You
                 must complete an authorization form to authorize
                 telephone redemptions. If eligible, you may request
                 redemptions by telephone on any day the New York
                 Stock Exchange is open. Call the transfer agent at
                 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                 (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on a wire or an electronic transfer (ACH).

---------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 and each automatic redemption
                 must be at least $50. If your shares are subject to a de-
                 ferred sales charge, the sales charge will be waived if
                 your automatic payments do not exceed 1% per month
                 of the value of your shares subject to a deferred sales
                 charge.

                 The following conditions apply:

                 [_]Your shares must not be represented by certificates
                 [_]All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.



Smith Barney National Portfolio

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


[_]Are redeeming over $50,000

[_]Are sending signed share certificates or stock powers to the sub-transfer agent
[_]Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]Suspend the offering of shares
[_]Waive or change minimum and additional investment amounts
[_]Reject any purchase or exchange order
[_]Change, revoke or suspend the exchange privilege
[_]Suspend telephone transactions


                                                       Smith Barney Mutual Funds

[_]Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_]Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.




Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Smith Barney National Portfolio

  Dividends, distributions and taxes


Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


        Transaction        Federal tax status

        Redemption or      Usually capital gain or loss;
        exchange of shares long-term only if shares owned
                           more than one year

        Long-term capital Long-term capital gain gain distributions

        Short-term capital Ordinary income
        gain distributions

        Dividends          Excluded from gross income if from interest
                           on tax-exempt securities, otherwise ordinary
                           income



Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and



                                                       Smith Barney Mutual Funds
redemption proceeds. Because each shareholder's circum- stances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.



Smith Barney National Portfolio

  Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years.

  For a Class A share of beneficial interest outstanding throughout each year ended March 31:



                              2001/(1)/  2000/(1)/ 1999/(1)/      1998      1997
---------------------------------------------------------------------------------
Net asset value, beginning of
 year                         $  12.94  $  13.97   $  14.16  $  13.60  $  13.67
---------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income            0.76      0.74       0.74      0.79      0.81
 Net realized and unrealized
  gain (loss)                     0.64     (1.03)      0.03      0.73     (0.09)
---------------------------------------------------------------------------------
Total income (loss) from
 operations                       1.40     (0.29)      0.77      1.52      0.72
---------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.76)    (0.73)     (0.75)    (0.80)    (0.79)
 Net realized gains                 --     (0.01)     (0.21)    (0.16)       --
---------------------------------------------------------------------------------
Total distributions              (0.76)    (0.74)     (0.96)    (0.96)    (0.79)
---------------------------------------------------------------------------------
Net asset value, end of year  $  13.58  $  12.94   $  13.97  $  14.16  $  13.60
---------------------------------------------------------------------------------
Total return                     11.16%    (2.03)%     5.50%    11.47%     5.41%
---------------------------------------------------------------------------------
Net assets, end of year (000) $388,838  $363,812   $404,498  $370,891  $351,395
---------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                         0.68%     0.68%      0.66%     0.66%     0.70%
 Net investment income            5.75      5.59       5.21      5.61      5.92
---------------------------------------------------------------------------------
Portfolio turnover rate             52%       68%        61%       87%       31%
---------------------------------------------------------------------------------

/(1) /Per share amounts have been calculated using the monthly average shares method.


                                                       Smith Barney Mutual Funds

  For a Class B share of beneficial interest outstanding throughout each year ended March 31:



                                    2001/(1)/ 2000/(1)/  1999/(1)/     1998     1997
-------------------------------------------------------------------------------------
Net asset value, beginning of year  $ 12.93    $ 13.96   $ 14.16   $ 13.61  $ 13.67
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.69       0.67      0.67      0.70     0.74
 Net realized and unrealized gain
  (loss)                               0.64      (1.03)     0.02      0.74    (0.08)
-------------------------------------------------------------------------------------
Total income (loss) from operations    1.33      (0.36)     0.69      1.44     0.66
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.69)     (0.66)    (0.68)    (0.73)   (0.72)
 Net realized gains                      --      (0.01)    (0.21)    (0.16)      --
-------------------------------------------------------------------------------------
Total distributions                   (0.69)     (0.67)    (0.89)    (0.89)   (0.72)
-------------------------------------------------------------------------------------
Net asset value, end of year        $ 13.57    $ 12.93   $ 13.96   $ 14.16  $ 13.61
-------------------------------------------------------------------------------------
Total return                          10.64%     (2.56)%    4.92%    10.80%    4.95%
-------------------------------------------------------------------------------------
Net assets, end of year (000)       $46,534    $42,872   $36,451   $20,313  $12,691
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              1.18%      1.18%     1.16%     1.29%    1.20%
 Net investment income                 5.26       5.11      4.71      4.95     5.42
-------------------------------------------------------------------------------------
Portfolio turnover rate                  52%        68%       61%       87%      31%
-------------------------------------------------------------------------------------

/(1)/Per share amounts have been calculated using the monthly average shares method.


Smith Barney National Portfolio

  For a Class L share of beneficial interest outstanding throughout each year ended March 31:


                                   2001/(1)/ 2000/(1)/  1999/(1)(2)/     1998     1997

---------------------------------------------------------------------------------------
Net asset value, beginning of year $ 12.95    $ 13.97     $ 14.16    $ 13.59  $ 13.65

---------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                0.68       0.66        0.65       0.69     0.73
 Net realized and unrealized gain
  (loss)                              0.64      (1.02)       0.02       0.74    (0.08)

---------------------------------------------------------------------------------------
Total income (loss) from
 operations                           1.32      (0.36)       0.67       1.43     0.65

---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income               (0.68)     (0.65)      (0.65)     (0.70)   (0.71)
 Net realized gains                     --      (0.01)      (0.21)     (0.16)      --

---------------------------------------------------------------------------------------
Total distributions                  (0.68)     (0.66)      (0.86)     (0.86)   (0.71)

---------------------------------------------------------------------------------------
Net assets value, end of year      $ 13.59    $ 12.95     $ 13.97    $ 14.16  $ 13.59

---------------------------------------------------------------------------------------
Total return                         10.46%     (2.57)%      4.79%     10.71%    4.90%

---------------------------------------------------------------------------------------
Net assets, end of year (000)      $23,294    $19,434     $18,528    $15,926  $14,901

---------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                             1.25%      1.26%       1.24%      1.35%    1.27%
 Net investment income                5.19       5.03        4.63       4.91     5.35

---------------------------------------------------------------------------------------
Portfolio turnover rate                 52%        68%         61%        87%      31%

---------------------------------------------------------------------------------------

/(1)/Per share amounts have been calculated using the monthly average shares method.
/(2)/On June 12, 1998, the Class C shares were renamed Class L shares.


                                                       Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/



National Portfolio


An investment portfolio of Smith Barney Muni Funds


Shareholder reports Annual and semi-annual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.



The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Fl., New York, New York 10048.




Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.


(Investment Company Act file
no. 811-04395)

FD0663 7/01

                              P R O S P E C T U S


                              -------------------
                                  PENNSYLVANIA
                                   PORTFOLIO
                              -------------------

Class A, B, L and Y Shares
July 30, 2001


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

                        [SMITH BARNEY MUTUAL FUNDS LOGO]


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE
--------------------------------------------------------------------------------

1                                                      Smith Barney Mutual Funds

PENNSYLVANIA PORTFOLIO


   CONTENTS



Investments, risks and performance.........................    2

More on the fund's investments.............................    7

Management.................................................    9

Choosing a class of shares to buy..........................   10

Comparing the fund's classes...............................   11

Sales charges..............................................   12

More about deferred sales charges..........................   16

Buying shares..............................................   17

Exchanging shares..........................................   18

Redeeming shares...........................................   20

Other things to know about share transactions..............   22

Dividends, distributions and taxes.........................   24

Share price................................................   26

Financial highlights.......................................   26

Pennsylvania Portfolio                                                         2


   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE


The fund seeks as high a level of income exempt from regular federal income taxes and Pennsylvania personal income taxes as is consistent with prudent investing.


PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests at least 80% of its net assets in municipal securities, and at least 65% of its net assets in Pennsylvania municipal securities. Pennsylvania municipal securities include securities issued by the Commonwealth of Pennsylvania and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Pennsylvania state personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

- Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

3                                                      Smith Barney Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Pennsylvania municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Pennsylvania municipal issuers

- Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal income taxation and Pennsylvania state personal income taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be taxable to investors in states other than Pennsylvania.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:

- Are a Pennsylvania taxpayer in a high federal tax bracket seeking income exempt from federal income taxes and Pennsylvania personal income taxes

- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

Pennsylvania Portfolio                                                         4


RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 6 full calendar years. Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                          TOTAL RETURN CLASS A SHARES
[Bar Chart]

95                                                                               19.52%
96                                                                                4.06%
97                                                                               12.00%
98                                                                                5.76%
99                                                                               -6.24%
00                                                                               12.25%

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS:


Highest: 8.04% in 1st quarter 1995; Lowest: (2.69)% in 4th quarter 1999 Year to date: 2.59% through 6/30/01.


RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper Pennsylvania Municipal Debt Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 2000



      CLASS        1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION   INCEPTION DATE
        A           8.44%   4.82%      n/a         6.31%             4/4/94
        B           7.75%   4.94%      n/a         6.13%            6/20/94
        L          10.11%   4.85%      n/a         6.12%             4/5/94
   Lehman Index    11.68%   5.84%     7.32%        6.82%               *
  Lipper Average   10.50%   4.49%     6.71%        5.72%               *


*Index comparison begins on April 30, 1994.

5                                                      Smith Barney Mutual Funds

FEE TABLE
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                SHAREHOLDER FEES

  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS L   CLASS Y
  Maximum sales charge (load) imposed on
  purchases (as a % of offering price)       4.00%      None     1.00%     None

  Maximum deferred sales charge (load) (as
  a % of the lower of net asset value at
  purchase or redemption)                    None*     4.50%     1.00%     None

                         ANNUAL FUND OPERATING EXPENSES


  (EXPENSES DEDUCTED FROM ASSETS)  CLASS A   CLASS B   CLASS L   CLASS Y**
  Management fee***                0.45%     0.45%     0.45%      0.45%

  Distribution and service
    (12b-1) fees                   0.15%     0.65%     0.70%      None
  Other expenses                   0.14%     0.18%     0.21%      0.15%
                                  -----     -----     -----      -----

  Total annual fund operating
    expenses                       0.74%     1.28%     1.36%      0.60%


  *You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


 **For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the fiscal year ended March 31, 2001.


***Because the manager has voluntarily agreed to limit total annual fund operating expenses to 0.65% of the fund's average net assets exclusive of 12b-1 fees and certain other expenses, actual expenses were:


                                  Class A   Class B   Class L   Class Y**
  Management fee                  0.25%     0.25%     0.25%      0.25%

  Total annual fund operating
  expenses                        0.54%     1.08%     1.16%      0.40%


The manager may change or eliminate these expense limits at any time.

Pennsylvania Portfolio                                                         6


EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Class A (with or without
  redemption)                          $473     $627      $795      $1,282

  Class B (redemption at end of
  period)                              $580     $706      $802      $1,396

  Class B (no redemption)              $130     $406      $702      $1,396

  Class L (redemption at end of
  period)                              $337     $526      $837      $1,719

  Class L (no redemption)              $237     $526      $837      $1,719

  Class Y (with or without
  redemption)                          $ 61     $192      $335      $  750

7                                                      Smith Barney Mutual Funds

   MORE ON THE FUND'S INVESTMENTS

PENNSYLVANIA MUNICIPAL SECURITIES Pennsylvania municipal securities include debt obligations issued by certain non-Pennsylvania governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax and Pennsylvania personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Pennsylvania municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

OTHER DEBT SECURITIES The fund may invest up to 35% of its assets in municipal securities of non-Pennsylvania issuers. These securities will generally be exempt from federal, but not Pennsylvania income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates

- As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.

Pennsylvania Portfolio                                                         8



The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.


DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

9                                                      Smith Barney Mutual Funds

   MANAGEMENT


MANAGER The fund's investment adviser (the manager) is Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.



Peter M. Coffey, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994. Mr. Coffey has 32 years of securities business experience with the manager or its predecessor.



MANAGEMENT FEES During the fiscal year ended March 31, 2001, the manager received an advisory fee equal to 0.25% of the fund's average daily net assets.


DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.



TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a subtransfer agency and services agreement with the transfer agent, PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.

Pennsylvania Portfolio                                                        10


   CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:


- A broker-dealer, financial intermediary, financial institution or distributor's financial consultants (each called a "Service Agent")



- The fund, but only if you are investing through certain qualified plans or certain Service Agents



All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                  INITIAL              ADDITIONAL
                                       CLASSES A, B, L     CLASS Y     ALL CLASSES
  General                                $1,000          $15 million       $50
  Monthly Systematic Investment Plans     $25                    n/a       $25
  Quarterly Systematic Investment
  Plans                                   $50                    n/a       $50
  Uniform Gift to Minors Accounts         $250           $15 million       $50

11                                                     Smith Barney Mutual Funds

   COMPARING THE FUND'S CLASSES


Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                            CLASS A           CLASS B           CLASS L           CLASS Y
KEY FEATURES            - Initial sales   - No initial      - Initial sales   - No initial or
                          charge            sales charge      charge is         deferred
                        - You may         - Deferred          lower than        sales charge
                          qualify for       sales charge      Class A         - Must invest
                          reduction or      declines over   - Deferred          at least $15
                          waiver of         time              sales charge      million
                          initial sales   - Converts to       for only 1      - Lower annual
                          charge            Class A after     year              expenses than
                        - Lower annual      8 years         - Does not          the other
                          expenses than   - Higher annual     convert to        classes
                          Class B and       expenses than     Class A
                          Class L           Class A         - Higher annual
                                                              expenses than
                                                              Class A
---------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    Up to 4.00%;      None              1.00%             None
                        reduced for
                        large purchases
                        and waived for
                        certain
                        investors. No
                        charge for
                        purchases of
                        $500,000 or
                        more
---------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE   1.00% on          Up to 4.50%       1.00% if you      None
                        purchases of      charged when      redeem within 1
                        $500,000 or       you redeem        year of
                        more if you       shares. The       purchase
                        redeem within 1   charge is
                        year of           reduced over
                        purchase          time and there
                                          is no deferred
                                          sales charge
                                          after 6 years
---------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION     0.15% of          0.65% of          0.70% of          None
AND SERVICE FEES        average daily     average daily     average daily
                        net assets        net assets        net assets
---------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*     Class A shares    Class B shares    Class L shares    Class Y shares
                        of most Smith     of most Smith     of most Smith     of most Smith
                        Barney funds      Barney funds      Barney funds      Barney funds
---------------------------------------------------------------------------------------------


*Ask your Service Agent for the Smith Barney funds available for exchange.

Pennsylvania Portfolio                                                        12


   SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.


                                            SALES CHARGE AS A % OF
                                       OFFERING              NET AMOUNT
          AMOUNT OF PURCHASE           PRICE (%)            INVESTED (%)
  Less than $25,000                     4.00                  4.17
  $25,000 but less than $50,000         3.50                  3.63
  $50,000 but less than $100,000        3.00                  3.09
  $100,000 but less than $250,000       2.50                  2.56
  $250,000 but less than $500,000       1.50                  1.52
  $500,000 or more                      0.00                  0.00

INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

- Accumulation privilege - lets you combine the current value of Class A shares owned

  - by you, or

  - by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales

13                                                     Smith Barney Mutual Funds

charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

- Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:


- Employees of NASD members



- Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup



- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified



If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

    YEAR AFTER PURCHASE     1ST   2ND   3RD   4TH   5TH   6TH THROUGH 8TH
  Deferred sales charge     4.5%   4%    3%    2%    1%          0%


Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares they are servicing.


CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower

Pennsylvania Portfolio                                                        14


annual expenses. Your Class B shares will convert to Class A shares as follows:

                         SHARES ISSUED: ON      SHARES ISSUED: UPON
                         REINVESTMENT OF        EXCHANGE FROM ANOTHER
  SHARES ISSUED: AT      DIVIDENDS AND          SMITH BARNEY FUND
  INITIAL PURCHASE       DISTRIBUTIONS

  Eight years after the  In same proportion     On the date the
  date of purchase       as the number of       shares originally
                         Class B shares         acquired would have
                         convert-ing is to      converted into Class
                         total Class B shares   A shares
                         you own (excluding
                         shares issued as
                         dividends)

15                                                     Smith Barney Mutual Funds


CLASS L SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)



You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2002.



Service Agents selling Class L shares receive a commission of up to 1.75% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to .70% of the average net assets represented by the Class L shares serviced by them.



CLASS Y SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)


You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Pennsylvania Portfolio                                                        16


   MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

17                                                     Smith Barney Mutual Funds

   BUYING SHARES



           Through a   You should contact your Service Agent to open a
       Service Agent   brokerage account and make arrangements to buy
                       shares.
                       If you do not provide the following information,
                       your order will be rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares being bought
                       Your Service Agent may charge an annual account
                       maintenance fee.
-----------------------------------------------------------------------
         Through the   Certain investors who are clients of certain
                fund   Service Agents are eligible to buy shares
                       directly from the fund.
                       - Write the fund at the following address:
                       SMITH BARNEY PENNSYLVANIA PORTFOLIO
                           SMITH BARNEY MUNI FUNDS
                           (SPECIFY CLASS OF SHARES)
                           C/O PFPC GLOBAL FUND SERVICES
                           P.O. BOX 9699
                           PROVIDENCE, RI 02940-9699
                       - Enclose a check to pay for the shares. For
                       initial purchases, complete and send an account
                       application.
                       - For more information, please contact the
                       transfer agent at 1-800-451-2010.
-----------------------------------------------------------------------
           Through a   You may authorize your Service Agent or the sub-
          systematic   transfer agent to transfer funds automatically
     investment plan   from (i) a regular bank account, (ii) cash held
                       in a brokerage account opened with a Service
                       Agent or (iii) certain money market fund to buy
                       shares on a regular basis.
                       - Amounts transferred should be at least: $25
                       monthly or $50 quarterly
                       - If you do not have sufficient funds in your
                       account on a transfer date, your Service Agent
                       or the sub-transfer agent may charge you a fee
                       For more information, contact your Service Agent
                       or the transfer agent or consult the SAI.

Pennsylvania Portfolio                                                        18


   EXCHANGING SHARES


 Smith Barney offers   You should contact your Service Agent to
       a distinctive   exchange into other Smith Barney funds. Be
     family of funds   sure to read the prospectus of the Smith
    tailored to help   Barney fund you are exchanging into. An
    meet the varying   exchange is a taxable transaction.
       needs of both
     large and small   - You may exchange shares only for shares of
           investors     the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                         in your state of residence. Contact your
                         Service Agent or the transfer agent for
                         further information.
                       - Exchanges of Class A, Class B and Class L
                         shares are subject to minimum investment
                         (except for systematic investment plan
                         exchanges), and all shares are subject to
                         the other requirements of the fund into
                         which exchanges are made.
                       - If you hold share certificates, the
                         sub-transfer agent must receive the
                         certificates endorsed for transfer or with
                         signed stock powers (documents transferring
                         ownership of certificates) before the
                         exchange is effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
           Waiver of   Your shares will not be subject to an initial
          additional   sales charge at the time of the exchange.
       sales charges
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase. If the fund you exchange
                       into has a higher deferred sales charge, you
                       will be subject to that charge. If you
                       exchange at any time into a fund with a lower
                       charge, the sales charge will not be reduced.
--------------------------------------------------------------------

19                                                     Smith Barney Mutual Funds



        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to
                       exchange shares through the fund. You must
                       complete an authorization form to authorize
                       telephone transfers. If eligible, you may
                       make telephone exchanges on any day the New
                       York Stock Exchange is open. Call the
                       transfer agent at 1-800-451-2010 between 9:00
                       a.m. and 4:00 p.m. (Eastern time).
                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a brokerage account,
                       contact your Service Agent or write to the
                       sub-transfer agent at the address on the
                       following page.

Pennsylvania Portfolio                                                        20


   REDEEMING SHARES


           Generally   Contact your Service Agent to redeem shares
                       of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with
                       signed stock powers before the redemption is
                       effective.
                       If the shares are held by a fiduciary or
                       corporation, other documents may be required.
                       Your redemption proceeds will be sent within
                       three business days after your request is
                       received in good order. However, if you
                       recently purchased your shares by check, your
                       redemption proceeds will not be sent to you
                       until your original check clears, which may
                       take up to 15 days.
                       If you have a brokerage account with a
                       Service Agent, your redemption proceeds will
                       be placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the fund at the following
                       address:
                       SMITH BARNEY PENNSYLVANIA PORTFOLIO
                            SMITH BARNEY MUNI FUNDS
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RI 02940-9699
                       Your written request must provide the
                       following:
                       - The name of the fund and account number
                       - The class of shares and the dollar amount
                       or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                       account is registered
--------------------------------------------------------------------

21                                                     Smith Barney Mutual Funds



        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to redeem
                       shares in amounts up to $50,000 per day
                       through the fund. You must complete an
                       authorization form to authorize telephone
                       redemptions. If eligible, you may request
                       redemptions by telephone on any day the New
                       York Stock Exchange is open. Call the
                       transfer agent at 1-800-451-2010 between 9:00
                       a.m. and 4:00 p.m. (Eastern time).
                       Your redemption proceeds can be sent by check
                       to your address of record or by wire or
                       electronic transfer (ACH) to a bank account
                       designated on your authorization form. You
                       must submit a new authorization form to
                       change the bank account designated to receive
                       wire or electronic transfers and you may be
                       asked to provide certain other documents. The
                       sub-transfer agent may charge a fee on a wire
                       or an electronic transfer (ACH).
--------------------------------------------------------------------
           Automatic   You can arrange for the automatic redemption
                cash   of a portion of your shares on a monthly or
          withdrawal   quarterly basis. To qualify you must own
               plans   shares of the fund with a value of at least
                       $10,000 and each automatic redemption must be
                       at least $50. If your shares are subject to a
                       deferred sales charge, the sales charge will
                       be waived if your automatic payments do not
                       exceed 1% per month of the value of your
                       shares subject to a deferred sales charge.
                       The following conditions apply:
                       - Your shares must not be represented by
                         certificates
                       - All dividends and distributions must be
                         reinvested
                       For more information, contact your Service
                       Agent or consult the SAI.

Pennsylvania Portfolio                                                        22


   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.


Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:


- Are redeeming over $50,000


- Are sending signed share certificates or stock powers to the sub-transfer agent

- Instruct the sub-transfer agent to mail the check to an address different from the one on your account

- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

23                                                     Smith Barney Mutual Funds

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.


EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Pennsylvania Portfolio                                                        24


   DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


                                                    PENNSYLVANIA
       TRANSACTION        FEDERAL TAX STATUS         TAX STATUS

  Redemption or          Usually capital gain   Usually capital gain
  exchange of shares     or loss; long-term     or loss
                         only if shares owned
                         more than one year
  Long-term capital      Long-term capital      Long-term capital
  gain distributions     gain                   gain

  Short-term capital     Ordinary income        Ordinary income
  gain distributions
  Dividends              Excluded from gross    Exempt from personal
                         income if from         income taxes if from
                         interest on            interest on
                         tax-exempt             Pennsylvania
                         securities, otherwise  municipal securities,
                         ordinary income        otherwise ordinary
                                                income

25                                                     Smith Barney Mutual Funds

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Pennsylvania Portfolio                                                        26


   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.


   FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no shares were outstanding during these fiscal years.

27                                                     Smith Barney Mutual Funds

             FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2001(1)   2000(1)   1999(1)    1998      1997
----------------------------------------------------------------------------------
Net asset value, beginning of
  year                              $12.18    $13.44    $13.54    $12.66    $12.62
----------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(2)            0.69      0.67      0.66      0.73      0.71
  Net realized and unrealized
    gain (loss)                       0.71     (1.25)     0.08      0.95      0.04
----------------------------------------------------------------------------------
Total income (loss) from
  operations                          1.40     (0.58)     0.74      1.68      0.75
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (0.69)    (0.66)    (0.69)    (0.69)    (0.71)
  Net realized gains                    --     (0.02)    (0.15)    (0.11)       --
----------------------------------------------------------------------------------
Total distributions                  (0.69)    (0.68)    (0.84)    (0.80)    (0.71)
----------------------------------------------------------------------------------
Net asset value, end of year        $12.89    $12.18    $13.44    $13.54    $12.66
----------------------------------------------------------------------------------
Total return                         11.84%    (4.31)%    5.61%    13.52%     6.11%
----------------------------------------------------------------------------------
Net assets, end of year (000s)     $31,203   $27,978   $31,718   $15,955   $15,152
----------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(2)(3)                      0.54%     0.63%     0.50%     0.37%     0.37%
  Net investment income               5.55      5.29      4.94      5.46      5.66
----------------------------------------------------------------------------------
Portfolio turnover rate                 34%       54%       49%       81%      122%
----------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived all or a portion of its fees for the years ended March 31, 2001, 2000, 1999, 1998 and 1997. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



                                                         EXPENSE RATIOS
                 NET INVESTMENT INCOME PER         WITHOUT FEE WAIVERS AND/OR
                      SHARE DECREASES                EXPENSE REIMBURSEMENTS
             2001   2000   1999   1998   1997   2001   2000   1999   1998   1997
    -----------------------------------------------------------------------------
    Class A  $0.02  $0.01  $0.03  $0.05  $0.06  0.74%  0.75%  0.75%  0.79%  0.82%
    -----------------------------------------------------------------------------


(3) As a result of voluntary expense limitations, expense ratios will not exceed 0.80% for Class A shares.

Pennsylvania Portfolio                                                        28


             FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                    2001(1)   2000(1)   1999(1)    1998      1997
-----------------------------------------------------------------------------------
Net asset value, beginning of year   $12.17    $13.42    $13.52    $12.64    $12.61
-----------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(2)             0.62      0.60      0.60      0.65      0.65
  Net realized and unrealized gain
    (loss)                             0.70     (1.24)     0.07      0.96      0.03
-----------------------------------------------------------------------------------
Total income (loss) from
  operations                           1.32     (0.64)     0.67      1.61      0.68
-----------------------------------------------------------------------------------
Less distributions from:
  Net investment income               (0.63)    (0.59)    (0.62)    (0.62)    (0.65)
  Net realized gains                     --     (0.02)    (0.15)    (0.11)       --
-----------------------------------------------------------------------------------
Total distributions                   (0.63)    (0.61)    (0.77)    (0.73)    (0.65)
-----------------------------------------------------------------------------------
Net asset value, end of year         $12.86    $12.17    $13.42    $13.52    $12.64
-----------------------------------------------------------------------------------
Total return                          11.15%    (4.78)%    5.07%    12.97%     5.56%
-----------------------------------------------------------------------------------
Net assets, end of year (000s)      $29,894   $26,296   $25,234   $19,268   $15,559
-----------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(2)(3)                       1.08%     1.15%     1.01%     0.89%     0.88%
  Net investment income                5.01      4.79      4.45      4.94      5.15
-----------------------------------------------------------------------------------
Portfolio turnover rate                  34%       54%       49%       81%      122%
-----------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived all or a portion of its fees for the years ended March 31, 2001, 2000, 1999, 1998, and 1997. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



                                                         EXPENSE RATIOS
                 NET INVESTMENT INCOME PER         WITHOUT FEE WAIVERS AND/OR
                      SHARE DECREASES                EXPENSE REIMBURSEMENTS
             2001   2000   1999   1998   1997   2001   2000   1999   1998   1997
    -----------------------------------------------------------------------------
    Class B  $0.02  $0.01  $0.03   0.05   0.06  1.28%  1.26%  1.26%  1.31%  1.33%
    -----------------------------------------------------------------------------


(3) As a result of voluntary expense limitations, expense ratios will not exceed 1.30% for Class B shares.

29                                                     Smith Barney Mutual Funds

                   FOR A CLASS L SHARE OF BENEFICIAL INTEREST
                OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2001(1)   2000(2)   1999(1)(2)    1998     1997
-----------------------------------------------------------------------------------
Net asset value, beginning of
  year                              $12.16   $13.41      $13.51     $12.64   $12.61
-----------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(3)            0.61     0.59        0.60       0.64     0.64
  Net realized and unrealized
    gain (loss)                       0.70    (1.24)       0.06       0.96     0.04
-----------------------------------------------------------------------------------
Total income (loss) from
  operations                          1.31    (0.65)       0.66       1.60     0.68
-----------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (0.62)   (0.58)      (0.61)     (0.62)   (0.65)
  Net realized gains                    --    (0.02)      (0.15)     (0.11)      --
-----------------------------------------------------------------------------------
Total distributions                  (0.62)   (0.60)      (0.76)     (0.73)   (0.65)
-----------------------------------------------------------------------------------
Net assets value, end of year       $12.85   $12.16      $13.41     $13.51   $12.64
-----------------------------------------------------------------------------------
Total return                         11.08%   (4.83)%      5.02%     12.84%    5.51%
-----------------------------------------------------------------------------------
Net assets, end of year (000s)     $10,381   $8,635     $10,490     $7,729   $5,731
-----------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(3)(4)                      1.16%    1.20%       1.07%      0.94%    0.94%
  Net investment income               4.94     4.70        4.40       4.89     5.09
-----------------------------------------------------------------------------------
Portfolio turnover rate                 34%      54%         49%        81%     122%
-----------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, Class C shares were renamed Class L shares.
(3) The manager has waived all or a portion of its fees for the years ended March 31, 2001, 2000, 1999, 1998 and 1997. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



                                                         EXPENSE RATIOS
                 NET INVESTMENT INCOME PER         WITHOUT FEE WAIVERS AND/OR
                      SHARE DECREASES                EXPENSE REIMBURSEMENTS
             2001   2000   1999   1998   1997   2001   2000   1999   1998   1997
    -----------------------------------------------------------------------------
    Class L  $0.02  $0.01  $0.03  $0.05  $0.06  1.36%  1.32%  1.32%  1.36%  1.39%
    -----------------------------------------------------------------------------




(4) As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.

Pennsylvania Portfolio                                                        30


                      (This page intentionally left blank)

31                                                     Smith Barney Mutual Funds

                      (This page intentionally left blank)

Pennsylvania Portfolio                                                        32


                      (This page intentionally left blank)

[SALOMON SMITH BARNEY LOGO]


PENNSYLVANIA PORTFOLIO


AN INVESTMENT PORTFOLIO OF SMITH BARNEY MUNI FUNDS


SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year end or period.



The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Fl., New York, New York 10048.



Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED. is a service mark of Salomon Smith Barney Inc.



(Investment Company Act
file no. 811-04395)
FD0772 7/01


PART B

Smith Barney Muni Funds

7 World Trade Center
New York, NY 10048


(800) 451-2010

Statement of Additional Information
July 30, 2001




	This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current prospectuses of the Smith Barney Muni Funds (the "Trust") dated July 30, 2001, each as amended or supplemented from time to time, and should be read in conjunction with the prospectuses. Shares of Smith Barney Muni Funds are offered currently with a choice of nine portfolios: the National Portfolio, the Limited Term Portfolio, the Florida Portfolio, the Georgia Portfolio, the New York Portfolio, the Pennsylvania Portfolio, the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio (collectively referred to as "funds" and individually as a "fund"). Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. Each fund's prospectus may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, a PFS Investments Inc. Registered Representative, a broker/dealer, financial intermediary or a financial institution (each called a "Service Agent") or by writing or calling the Trust at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.


TABLE OF CONTENTS
Page


Investment Objective and Management Policies	2
Trustees and Officers	15
Distribution	19
Purchase of Shares	22
PFS Accounts	29
Redemption of Shares	30
Valuation of Shares	31
Exchange Privilege	32
Performance Data	34
The Funds	36
Voting Rights	37
Taxes		39
Additional Information	44
Financial Statements	45
Other Information	45

Appendix A - Ratings Definitions	A-1
Appendix B - Special Considerations Relating to California
Municipal Obligations	B-1
Appendix C - Special Considerations Relating to Florida Municipal
Obligations	C-1
Appendix D - Special Considerations Relating to Georgia Municipal
Obligations	D-1
Appendix E - Special Considerations Relating to New York
Municipal Obligations	E-1
Appendix F - Special Considerations Relating to Pennsylvania
Municipal Obligations	F-1
Appendix G - Special Considerations Relating to Massachusetts
Municipal Obligations	G-1
Appendix H - Special Considerations Relating to Municipal
Obligations of the
U.S. Virgin Islands and Guam	H-1
Appendix I - Special Considerations Relating to Municipal
Obligations of Puerto Rico	I-1


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


	Each prospectus discusses a specific fund's investment objective and policies. The following discussion supplements the description of each fund's investment policies in its prospectus. Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) ("SBFM" or the "Manager") serves as investment manager and administrator to each fund.


	National Portfolio. The National Portfolio seeks as high a level of income exempt from regular federal income taxes as is consistent with prudent investing. The National Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the alternative minimum tax ("AMT"). The fund may also invest up to 20% of its assets in taxable fixed income securities issued or guaranteed by the full faith and credit of the United States.

	Limited Term Portfolio seeks as high a level of income exempt from regular federal income taxes as is consistent with prudent investing. The Limited Term Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). The fund normally invests in securities that have remaining maturities of 20 years or less and maintains an average effective maturity of between three and 10 years. The fund may invest up to 20% of its assets in taxable fixed income securities issued or guaranteed by the full faith and credit of the United States.

	Florida Portfolio seeks to pay its shareholders as high a level of income exempt from regular federal income taxes as is consistent with prudent investing, and generally selects investments that will enable its shares to be exempt from the Florida intangibles tax. The Florida Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). It is also a fundamental policy that under normal market conditions the fund will invest at least 65% of its net assets in municipal obligations issued by the State of Florida, its political subdivisions and their agencies and instrumentalities and in other municipal obligations which are exempt from the Florida intangibles tax. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	Georgia Portfolio seeks to provide as high a level of income exempt from regular federal income taxes and from Georgia personal income taxes as is consistent with prudent investing. The Georgia Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). It is also a fundamental policy that, under normal market conditions, the fund will invest at least 65% of its total assets in municipal obligations, the interest on which is also exempt from personal income taxes of the State of Georgia in the opinion of bond counsel to issuers. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	New York Portfolio seeks to provide as high a level of income exempt from regular federal income taxes and from New York State and New York City personal income taxes as is consistent with prudent investing. The New York Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT) and not less than 65% of its total assets in municipal obligations the interest on which is also exempt from personal income taxes of New York State and New York City in the opinion of bond counsel to issuers. The fund may invest up to 20% of its total assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	Pennsylvania Portfolio seeks to pay its shareholders as high a level of income exempt from both regular federal income taxes and Pennsylvania personal income taxes as is consistent with prudent investing. The Pennsylvania Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). It is also a fundamental policy that under normal market conditions, the fund will invest at least 65% of its assets in municipal obligations the interest on which is also exempt from personal income taxes of the Commonwealth of Pennsylvania in the opinion of bond counsel to the issuers. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	California Money Market Portfolio seeks to provide income exempt from regular federal income taxes and from California personal income taxes from a fund of high quality short-term municipal obligations selected for liquidity and stability. The California Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its total assets will be invested in securities that produce income that is exempt from federal income taxes (other than the AMT) and from California personal income taxes in the opinion of bond counsel for the various issuers.

	New York Money Market Portfolio seeks to provide its shareholders with income exempt from both regular federal income taxes and New York State and New York City personal income taxes from a fund of high quality short-term New York municipal obligations selected for liquidity and stability. The New York Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its total assets will be invested in securities that produce income that is exempt from federal income taxes (other than the AMT) and from New York State and City personal income taxes in the opinion of bond counsel for the various issuers.

Massachusetts Money Market Portfolio seeks to provide income exempt from regular federal income taxes and from Massachusetts personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability. The Massachusetts Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its total assets will be invested in securities that produce income that is exempt from federal income taxes (other than the AMT) and from Massachusetts personal income taxes in the opinion of bond counsel for the various issuers.

	Municipal Obligations. In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest on which is exempt from regular federal income taxes in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, many of which may enhance the quality of life, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities.
They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal.

	The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Currently, the majority of each fund's municipal obligations are revenue bonds.

	For purposes of diversification and concentration under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an IDB or a pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Similar criteria apply for purposes of the diversification requirements under Subchapter
M of the Internal Revenue Code of 1986, as amended (the "Code").

	The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Nationally Recognized Statistical Ratings Organizations ("NRSROs") such as Moody's Investment Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent their opinions as to the quality of the municipal obligations that they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

	Each fund may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher dealer discounts or other selling expenses than does the sale of securities that are not subject to restrictions on resale. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

	Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the manager believes to be a temporary disparity in the normal yield relationship between the two securities. The fund believes that, in general, the secondary market for tax-exempt securities in each of the fund's portfolios may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of a fund to make purchases and sales of securities in the foregoing manner may be limited. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, but instead due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

	Municipal obligations also are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their Municipal Bonds may be materially affected.

	Ratings. Municipal bonds purchased for the funds (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) must, at the time of purchase, be investment-grade municipal bonds, and at least two-thirds of a fund's municipal bonds must be rated within the three highest ratings categories by NRSRO. Investment-grade bonds are rated within the four highest categories by an NRSRO, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P or, if unrated, determined to be of comparable quality by the manager; pre-refunded bonds escrowed by U.S. Treasury obligations are considered AAA rated (the highest rating) even though the issuer does not obtain a new rating. Up to one-third of assets of a fund may be invested in municipal bonds rated in the fourth highest category (this grade, while regarded as having an adequate capacity to pay interest and repay principal, is considered to be of medium quality and has speculative characteristics) or in unrated municipal bonds if, based upon credit analysis by the manager, it is believed that such securities are at least of comparable quality to those securities in which the fund may invest. In determining the suitability of an investment in an unrated municipal bond, the manager will take into consideration debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other general conditions as may be relevant, including comparability to other issues. After a fund purchases a municipal bond, the issue may cease to be rated or its rating may be reduced below the minimum required for purchase. Such an event would not require the elimination of the issue from the fund but the manager will consider such an event in determining whether the fund should continue to hold the security.

	Each fund's (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) short-term municipal obligations will be limited to high-grade obligations (obligations that are secured by the full faith and credit of the United States or are rated MIG 1 or MIG 2, VMIG 1 or VMIG 2 or Prime-1 or Aa or better by Moody's or SP-1+, SP-1, SP-2, or A-1 or AA or better by S&P or have a rating within comparable categories by any other NRSRO, or obligations that are unrated but determined by the manager to be comparable).

	Short-Term Instruments. Among the types of short-term instruments in which each fund may invest are floating- or variable-rate demand instruments, tax-exempt commercial paper (generally having a maturity of less than nine months), and other types of notes generally having maturities of less than three years, such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days' notice; variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates; floating-rate demand instruments provide for automatic adjustment of their interest rates whenever some other specified interest rate changes (e.g., the prime rate). Each fund may purchase participation interests in variable-rate tax-exempt securities (such as Industrial Development Bonds) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager has determined meets the prescribed quality standards for the fund. Participation interests will be purchased only; if management believes interest income on such interests will be tax-exempt when distributed as dividends to shareholders.

	Investments in participation interests in variable-rate tax-exempt securities (such as IDBs) purchased from banks give the purchaser an undivided interest in the tax-exempt security in the proportion that the fund participation interest bears to the total principal amount of the tax-exempt security with a demand repurchase feature. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager, under the supervision of the Trustees, has determined meets the prescribed quality standards for the fund.
A fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand on seven days' notice or less, for all or any part of the fund's participation interest in the tax-exempt security, plus accrued interest. Each fund intends to exercise the demand under the letter of credit only
(1) upon a default under the terms of the documents of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment fund. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the negotiated yield at which the instruments were purchased by a fund. The manager will monitor the pricing, quality and liquidity of the variable-rate demand instruments held by each fund, including the IDBs supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other bank analytical services to which the manager may subscribe.

Limited Term Portfolio. The Limited Term Portfolio tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of between 3 and 10 years. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings.

	The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective" maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity if its coupon interest rate or rate of accretion of discount on the bond, is higher than current market interest rates when the bond is callable (that means the issuer can pay off the bond prior to its stated maturity) in addition to other factors such as mandatory put provisions and scheduled sinking fund payments. When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates.

	Money Market Instruments. The California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio each operate as a money market fund, and utilize certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, none of these funds will purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 397 days, or maintain a dollar-weighted average fund maturity in excess of 90 days.

	The California Money Market, New York Money Market and Massachusetts Money Market Portfolios' investments are limited to United States dollar-denominated instruments that, at the time of acquisition (including any related credit enhancement features) have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs," securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such rating at the time that the fund acquires the security. The NRSROs currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's ("S&P"), Moody's, Duff and Phelps Inc., Fitch Inc. ("Fitch") and Thomson BankWatch.

	The California Money Market, New York Money Market and Massachusetts Money Market Portfolios' may each invest up to 20% of the value of their assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterpart who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

	Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the Internal Revenue Service (the "IRS") to take a contrary position, there is a risk that the interest paid on such derivative products would be deemed taxable.

	The funds intend to limit the risk of derivative products by purchasing only those derivative products that are consistent with the funds' investment objective and policies. The funds will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a fund will not materially alter its risk profile and will be fully representative of the fund's maturity guidelines.

	Stand-By Commitments. The California Money Market, New York Money Market and Massachusetts Money Market Portfolios may acquire "stand-by commitments" with respect to municipal obligations held in their respective funds. Under a stand-by commitment a dealer agrees to purchase, at the fund's option, specified municipal obligations at a specified price. The funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Because a fund invests in securities backed by banks and other financial institutions, change in the credit quality of these institutions could cause losses to the fund and affect its share price. The funds will acquire stand-by commitments solely to facilitate fund liquidity and do not intend to exercise their rights thereunder for trading purposes.

	Other Factors to be Considered. The California Money Market, New York Money Market and Massachusetts Money Market Portfolios anticipate being as fully invested as practicable in tax-exempt securities. The funds may invest in taxable investments due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of fund securities or in anticipation of redemptions. However, the funds generally expect to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the funds' net assets be invested in taxable investments except when the manager has determined that market conditions warrant a fund adopting a temporary defensive investment posture. To the extent a fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve a fund's investment objective.

	From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax exempt obligations for investment by the funds and the value of a fund's investments would be affected. The fund's Board of Directors would then reevaluate the fund's investment objective and policies.

	Municipal Bond Index Futures Contracts. The funds (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) may each invest in municipal bond futures contracts (currently traded on the Chicago Board of Trade). Municipal bond futures contracts are listed contracts based on U.S. government securities and are used by each fund as a hedging policy in pursuit of its investment objective; provided that immediately thereafter not more than 33 1/3% of the fund's net assets would be hedged or the amount of margin deposits on the fund's existing futures contracts would not exceed 5% on the value of its total assets. A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specific dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying municipal bonds in the index is made. Municipal bond index futures contracts based on an index of 40 tax-exempt, long-term municipal bonds with an original issue size of at least $50 million and a rating of A- or higher by S&P or A or higher by Moody's began trading in mid-1985. The purpose of the acquisition or sale of a municipal bond index futures contract by the fund, as the holder of long-term municipal securities, is to protect a fund from fluctuations in interest rates on tax-exempt securities without actually buying or selling long-term municipal securities.

	There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a fund is subject to the manager's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term municipal bond fund. In addition, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index and movements in the price of the Municipal Bonds which are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

	Although a fund intends to purchase or sell futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of Municipal Bonds will, in fact, correlate with the price movements in the municipal bond index futures contract and thus provide an offset to losses on a futures contract.

	If a fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the Municipal Bonds held in its fund and rates decrease instead, the fund will lose part or all of the benefit of the increased value of the Municipal Bonds it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. The fund may have to sell securities at a time when it may be disadvantageous to do so.

	When a fund purchases municipal bond index futures contracts, an amount of cash and U.S. government securities or other high grade debt securities equal to the market value of the futures contracts will be deposited in a segregated account with the fund's custodian or in the fund's records to collateralize the positions and thereby insure that the use of such futures contracts is not leveraged. In addition, the ability of a fund to trade in municipal bond index futures contracts and options on interest rate futures contracts may be materially limited by the requirements of the Code applicable to a regulated investment company. See "Taxes."

Interest Rate Futures Contracts. A fund may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Interest rate futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are interest rate futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA certificates and three-month Treasury bills.


Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into an interest rate futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the interest rate futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. government securities and SBFM anticipates a rise in long-term interest rates, the fund could, in lieu of disposing of its portfolio securities, enter into interest rate futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the fund's securities declined, the value of the fund's interest rate futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have declined. Similarly, entering into interest rate futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if SBFM expects long-term interest rates to decline, the fund might enter into interest rate futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities that it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.


	Municipal Leases. Each fund (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) may invest without limit in "municipal leases," which generally are participations in intermediate-and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and
(g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

	Private Activity Bonds. Each fund may invest without limits in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that the fund's dividends are derived from interest on those bonds. Dividends derived from interest income on tax-exempt municipal obligations are a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax.

	Zero Coupon or Deferred Interest Securities. Each fund (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) may invest in zero coupon or deferred interest bonds. Zero coupon or deferred interest securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon or deferred interest securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit quality. The credit risk factors pertaining to low-rated securities also apply to low-rated zero coupon or deferred interest bonds. Such zero coupon or deferred interest bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

	Current federal income tax laws may require the holder of a zero coupon or deferred interest security to accrue income with respect to that security prior to the receipt of cash payments.
To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a fund may be required to distribute income accrued with respect to zero coupon or deferred interest securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

	When-Issued Securities. Each fund may purchase municipal bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the municipal bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although a fund will purchase municipal bonds on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

	Municipal bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, municipal bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing municipal bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes or individual state personal income tax.

	When a fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

	Short-Term Trading. Fund transactions will be undertaken principally to accomplish each fund's objective in relation to anticipated movements in the general level of interest rates, but each fund may also engage in short-term trading consistent with its objective.

	Short-Term Borrowing. The funds may borrow on a short-term basis in amounts of up to 5% of its assets in order to facilitate the settlement of fund securities transactions.

	Diversified Status. The Florida Portfolio, Georgia Portfolio, New York Portfolio and Pennsylvania Portfolio and the Massachusetts Money Market, New York Money Market and California Money Market Portfolios are each registered as a non-diversified investment company under the 1940 Act, which means that the funds are not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. However, the California, New York and Massachusetts Money Market Portfolios intend to comply with the diversification requirements under Rule 2a-7 of the 1940 Act. Each fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which will relieve each fund of any liability for federal income tax and California and New York state, respectively, franchise tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, the funds will limit their investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. The funds' assumption of large positions in the obligations of a small number of issuers may cause a fund's share price to fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

	Illiquid Securities. Each fund (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) will not invest more than 15% of the value of its net assets in illiquid securities, including those for which there is no established market. The New York Money Market, California Money Market and Massachusetts Money Market Portfolios will not invest more than 10% of the value of their total assets in illiquid securities, which may include certain derivative products and will include any repurchase transactions that do not mature within seven days.

	Portfolio Turnover. Each fund's portfolio turnover rate (the lesser of purchases or sales of fund securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of fund securities) generally is not expected to exceed 100%, but the fund turnover rate will not be a limiting factor whenever the fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities.

	Special Considerations Relating to California Municipal
Securities. See Appendix B for a discussion of the considerations relating to California Municipal Securities.

	Special Considerations Relating to Florida Municipal
Securities. See Appendix C for a discussion of the considerations relating to Florida Municipal Securities.

	Special Considerations Relating to Georgia Municipal
Securities. See Appendix D for a discussion of the considerations relating to Georgia Municipal Securities.

	Special Considerations Relating to New York Municipal
Securities. See Appendix E for a discussion of the considerations relating to New York Municipal Securities.

	Special Considerations Relating to Pennsylvania Municipal
Securities. See Appendix F for a discussion of the considerations relating to Pennsylvania Municipal Securities.

	Special Considerations Relating to Massachusetts Municipal
Securities.   See Appendix G for a discussion of the
considerations relating to Massachusetts Municipal Securities.

Investment Restrictions

	Each of the funds is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the fund, as defined under the 1940 Act and Rule 18f-2 thereunder (see "Voting"). The funds are subject to other restrictions and policies that are "non-fundamental" and which may be changed by the fund's Board of Trustees without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies - All funds. Without the approval of a majority of its outstanding voting securities, no fund may:

1.	Issue "senior securities" as defined in the 1940 Act and
the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

2.	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3.	Borrow money, except that (a) the fund may borrow from
banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and
(b), the fund will be limited so that no more than 33 -1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

4.	Make loans. This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its fund securities, to the fullest extent permitted under the 1940 Act.

5.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, ("the 1933 Act") in disposing of fund securities.

6.	Purchase or sell real estate, real estate mortgages, real
estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the fund from
(a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies).

Additional Fundamental Policies. Without the approval of a majority of its outstanding voting securities, neither the National Portfolio nor the Limited Term Portfolio may:

1.	Invest in a manner that would cause the fund to fail to be
a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

Nonfundamental Policies. As a nonfundamental policy, no fund may:

1.	Purchase any securities on margin (except for such short-
term credits as are necessary for the clearance of purchases and sales of fund securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.	Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

3.	Write or purchase put, call, straddle or spread options.

4.	Invest more than 5% of its assets in unseasoned issuers
with less than three years of continuous operations (including that of predecessors).

5.	Purchase oil, gas or other mineral leases, rights or
royalty contracts or exploration or development programs, except that each fund may invest in the securities of issuers which operate, invest in, or sponsor such programs.

Additional Nonfundamental Policies.  As a nonfundamental policy,

1.	Neither the National Portfolio nor the New York Portfolio
may invest in securities of another investment company except as permitted by Section 12(d)(1) of the 1940 Act or as part of a merger, consolidation, or acquisition.

	All of the foregoing restrictions stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.


TRUSTEES AND OFFICERS

	Set forth below is a list of each Trustee and executive officer of the fund, including a description of principal occupation during the last 5 years, age and address of each such person.

LEE ABRAHAM, Trustee (Age 73).
Retired; Director/Trustee of 11 investment companies associated with Citigroup Inc. ("Citigroup"); Director of R.G. Barry Corp., a footwear manufacturer, Signet Group plc, a specialty retailer, and eNote.com, Inc., a computer hardware company; Formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization; His address is 106 Barnes Road, Stamford, Connecticut 06902.

ALLAN J. BLOOSTEIN, Trustee (Age 71).
President of Allan J. Bloostein Associates, a consulting firm; Director/Trustee of 18 investment companies associated with Citigroup; Director of CVS Corporation, a drug store chain, and Taubman Centers Inc., a real estate development company; Retired Vice Chairman and Director of The May Department Stores Company; His address is 27 West 67th Street, New York, New York 10023.

JANE DASHER, Trustee (Age 51).
Investment Officer of Korsant Partners, a family investment company. Director/Trustee of 11 investment companies associated with Citigroup. Prior to 1997, an Independent Financial
Consultant;  Her address is 283 Greenwich Avenue, Greenwich,
Connecticut 06830.

DONALD R. FOLEY, Trustee (Age 78).
Retired; Director/Trustee of 11 investment companies associated with Citigroup; Formerly Vice President of Edwin Bird Wilson,
Incorporated (an advertising agency); His address is 3668
Freshwater Drive, Jupiter, Florida  33477.

RICHARD E. HANSON, Jr., Trustee (Age 59).
Retired; Formerly Head of New Atlanta Jewish Community High School, Atlanta, Georgia; Director/Trustee of 11 investment companies associated with Citigroup; Formerly Headmaster, The Peck School, Morristown, New Jersey; His address is 2751 Vermont Route 140, Poultney, Vermont 05764.


PAUL HARDIN, Trustee (Age 70).
Professor of Law and Chancellor Emeritus at University of North Carolina at Chapel Hill; Director/Trustee of 13 investment companies associated with Citigroup; Director of The Summit Bancorporation. Formerly, Chancellor of the University of North Carolina at Chapel Hill; His address is 12083 Morehead, Chapel Hill, North Carolina 27514.

*HEATH B. MCLENDON, Chairman of the Board, President and Chief Executive Officer (Age 68).
Managing Director of Salomon Smith Barney; Chairman, Co-Chairman or President and/or Trustee/Director of 77 investment companies affiliated with Citigroup; Director and President of SBFM and Travelers Investment Advisors ("TIA"); former Chairman of Smith Barney Strategy Advisors Inc. His address is 7 World Trade Center, New York, New York, 10048.

RODERICK C. RASMUSSEN, Trustee (Age 74).
Investment Counselor; Director/Trustee of 11 investment companies associated with Citigroup. Formerly, Vice President of Dresdner and Company Inc. (investment counselors); His address is 9
Cadence Court, Morristown, NJ 07960.

JOHN P. TOOLAN, Trustee (Age 70).
Retired; Director/Trustee of 11 investment companies associated with Smith Barney. Trustee of John Hancock Funds; Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and various subsidiaries and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney. His address is 13 Chadwell Place, Morristown, New Jersey, 07960.

LEWIS E. DAIDONE, Senior Vice President and Treasurer (Age 43). Managing Director of Salomon Smith Barney; Senior Vice President or Executive Vice President and Treasurer of 83 investment companies affiliated with Citigroup, and Director and Senior Vice President of the manager and TIA. His address is 125 Broad Street, New York, New York 10004.

PETER M. COFFEY, Vice President and Investment Officer (Age 57). Managing Director of Salomon Smith Barney; Vice President of the Manager and various investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, NY 10048.

JOSEPH DEANE, Vice President and Investment Officer (Age 52).
Managing Director of Salomon Smith Barney and Investment Officer of SBFM. His address is 7 World Trade Center, New York, NY
10048.

JOSEPH BENEVENTO, Vice President and Investment Officer (Age 32).
Vice President of Smith Barney and Vice President of the fund and four investment companies associated with Salomon Smith Barney.
His address is 7 World Trade Center, New York, NY 10048.

ANTHONY PACE, Controller (Age 36).
Director of Salomon Smith Barney; Controller or Assistant
Treasurer of various investment companies affiliated with Citigroup since 1999. His address is 125 Broad Street, New York,
New York 10004.

IRVING DAVID, Controller (Age 38).
Director of Salomon Smith Barney.  Controller or Assistant
Treasurer of various investment companies affiliated with Citigroup. His address is 125 Broad Street, New York, New York
10004.

PAUL A. BROOK, Controller (Age 47).
Director of Salomon Smith Barney; Controller or Assistant
Treasurer of various investment companies associated with Citigroup since 1998; Prior to 1998 Managing Director of AMT
Capital Services Inc.; Prior to 1997, Partner with Ernst & Young
LLP; His address is 125 Broad Street, New York, New York 10004.

CHRISTINA T. SYDOR, Secretary (Age 50).
Managing Director of Salomon Smith Barney and Secretary of 60 investment companies affiliated with Salomon Smith Barney;
Secretary and General Counsel of the Manager and TIA. Her address is 7 World Trade Center, New York, NY 10048.


*Designates a Trustee that is an "interested person" as defined in the 1940 Act. Such persons compensated by Smith Barney and are not separately compensated by the fund for serving as a fund officer or Trustee.

	The following table shows the compensation paid by the fund to each person who was a Trustee during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period. Officers and interested Trustees of the fund are compensated by Salomon Smith Barney.

COMPENSATION TABLE







Name of Person

Aggregate
Compensation
from Fund
For Fiscal
Year
Ended
03/31/01
Pension or
Retirement
Benefits
Accrued as
part of
Fund
Expenses
Total
Compensation
from Fund
Complex for
Calendar Year
Ended 12/31/00


Number of
Funds for
Which Person
Serves within
Fund Complex
Lee Abraham
$3,395
$0
$72,800
11
Allan J. Bloostein
3,395
0
109,500
18
Jane F. Dasher
4,584
0
75,000
11
Donald R. Foley+
4,584
0
74,900
11
Richard E. Hanson
3,414
0
74,800
11
Paul Hardin
4,584
0
93,150
13
Heath B. McLendon*
0
0
0
77
Roderick C.
Rasmussen+
4,584
0
74,900
11
John P. Toolan+
4,448
0
74,900
11
_________________________

*	Designates a person that is an "interested Trustee" of the
Trust.

+	Pursuant to a deferred compensation plan, the indicated
persons elected to defer payment of the following amounts of their compensation from the Trust: Donald R. Foley -
$1,274, Roderick C. Rasmussen - $398 and John P. Toolan - $4,448, and the following amounts of their compensation from the fund Complex: Donald R. Foley - $24,000, Roderick
C. Rasmussen - $30,000  and John P. Toolan: $74,900.

	Upon attainment of age 72 the fund's current Trustees may elect to change to emeritus status. Any Trustees elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80.
Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid
50% of the annual retainer fee and meeting fees otherwise applicable to the fund's Trustees, together with reasonable out-of-pocket expenses for each meeting attended. For the last fiscal year, the total paid to Emeritus Trustees by the Trust was $2621.

	On July 6, 2001, the Trustees and officers owned in the aggregate less than 1% of the outstanding shares of each fund of the Trust.


Investment Manager and Administrator


	SBFM is investment manager to each of the funds pursuant to a written agreement (the "Advisory Agreement"). The services provided by the manager under each Advisory Agreement are described in the prospectuses under "Management." The manager pays the salary of any officer and employee who is employed by both it and the funds. The manager bears all expenses in connection with the performance of its services. The Manager is a wholly owned subsidiary of Citigroup.


	The Advisory Agreements for the National Portfolio, the Georgia Portfolio and Pennsylvania Portfolio provides for a management fee at the annual rate of 0.45% of the fund's average net assets. The management fee for the Limited Term Portfolio, the Florida Portfolio and the New York Portfolio is an annual rate of 0.50% of the fund's average net assets.

	At a Meeting of Shareholders of the Limited Term Portfolio, the Florida Portfolio and the New York Portfolio held on December 15, 1995, the shareholders of each of these funds approved a new Advisory Agreement that increases the effective management fee paid by Smith Barney Muni Funds on behalf of each of these funds from 0.45% to 0.50% of each of these funds' average daily net assets.

	The Advisory Agreements for the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio provide for the payment of a management fee at an annual rate based on each Money Market Portfolio's average daily net assets in accordance with the following schedule:

		0.500% on the first $2.5 billion of net assets;
		0.475% on the next $2.5 billion; and
		0.450% on net assets in excess of $5 billion.
		0.400 on net assets in excess of $7.5 billion

	Based on the current asset levels of each Money Market Portfolio, except California Money Market, the effective rate of the management fee for each of the money market funds is 0.50%. The effective rate of the management fee for California Money Market Portfolio is 0.497%.

	For the fiscal years or period ended March 31, 2001, 2000 and 1999, the management fee paid by each fund was as follows:

PORTFOLIO


2001
2000
1999

National
$1,957,55
8
$1,990,02
4
$1,976,56
2
Limited Term
1,320,269
1,755,970
1,625,157
New York
3,367,819
3,530,004
3,811,463
Florida
1,103,990
1,132,816
1,109,500
California Money
15,681,06
6
11,636,11
1
9,619,316
New York Money
8,665,074
7,182,349
6,110,859
Georgia (a)
269,510
249,390
200,616
Pennsylvania (b)
288,503
310,437
235,522
Massachusetts Money
(c)
1,404,178
457,792
--

(a)	The manager waived $48,063 of its management fee for the
fund for the fiscal year ended March 31, 1999.
(b) The manager waived $129,973, $81,072 and $128, 223 of its management fees for the fund for the fiscal years ended
March 31, 1999, 2000 and 2001, respectively.
(c) Massachusetts Money Market Portfolio commenced operations on September 14, 1999.The manager waived $101,448 for the fiscal year ended March 31, 2000 and waived $43,424 of its fees for the fiscal year ended March 31, 2001.


	The Advisory Agreements further provide that all other expenses not specifically assumed by the manager under the Advisory Agreement on behalf of each fund are borne by the fund. Expenses payable by the fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and Trustees' meetings, filing fees and expenses relating to the registration and qualification of the fund's shares and the fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the fund's registration statements), fees of auditors and legal counsel, costs of performing fund valuations, out-of-pocket expenses of Trustees and fees of Trustees who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses of each portfolio of the fund, including but not limited to the management fee, are charged to that fund, and general trust expenses are allocated among the funds on the basis of relative net assets.

	The manager has voluntarily agreed to waive its fees if in any fiscal year the aggregate expenses of any Class of the following funds, exclusive of 12b-1 fees, taxes, brokerage, interest and extraordinary expenses, such as litigation costs, exceed the indicated percentage of such fund's average net assets for that fiscal year:

National
0.65%
Limited Term
0.70%
New York
0.70%
Florida
0.70%
California Money Market
0.70%
New York Money Market
0.70%
Georgia
0.65%
Pennsylvania
0.65%
Massachusetts Money Market
0.70%

	The foregoing expense limitations may be terminated at any time by the manager by notification to existing shareholders and by supplementing the relevant fund's then-current prospectus and/or SAI.

DISTRIBUTION

	Distributor. Effective June 5, 2000, Salomon Smith Barney, Inc., located at 388 Greenwich Street, New York, New York 10013 and PFS Distributors, Inc. ("PFS Distributors") serve as the fund's co-distributors pursuant to written agreements dated June 5, 2000 (the "Distribution Agreements") which was approved by the fund's Board of Directors, including a majority of the
independent directors, on March 15, 2000.   Prior to and up to
June 5, 2000, CFBDS, Inc. served as each Fund's Distributor.

The Distributor may be deemed to be an underwriter for purposes of the 1933 Act. From time to time, the Distributor, or PFS Distributors or its affiliates may also pay for certain non-cash sales incentives provided to PFS Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS Distributors may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Registered Representatives that sell shares of each portfolio.

The Distributor has entered into a selling agreement with PFS Distributors and PFS Distributors has entered into an agreement with PFS Investments Inc. ("PFSI") giving PFSI the right to sell shares of each portfolio of the fund on behalf of the Distributor. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each portfolio as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distribution Agreements are renewable from year to year if approved (a) by the directors or by a vote of a majority of the fund's outstanding voting securities, and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreements or interested persons of any party by votes cast in person at a meeting called for such purpose. The Distribution Agreements provide that they will terminate if assigned, and that they may be terminated without penalty by either party on 60 days' written notice.



	The Trust, on behalf of each fund, has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the 1940 Act under which a service fee is paid by each class of shares (other than Class Y shares) of each fund to Salomon Smith Barney and PFSI in connection with shareholder service expenses. The only Classes of shares being offered for sale through PFSI are Classes A and B shares. Under the Plan, Salomon Smith Barney is paid a fee with respect to shares of each portfolio sold through Salomon Smith Barney and PFSI is paid a fee with respect to shares or each portfolio sold through PFS Distributors. Under the Plan, the fund pays Salomon Smith Barney, or PFSI (who pays its Registered Representative), as the case may be, a service fee equal to 0.15% of the average daily net assets of each class (the service fee payable by the Class A shares of the California Money Market, New York Money Market and Massachusetts Money Market Portfolios is 0.10%). The service fee, is primarily used to pay Service Agents for servicing shareholder accounts. In addition, each fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares (except California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio which do not offer Class B or L shares and Limited Term Portfolio which does not offer
Class B shares and has a different rate for its Class L shares), calculated at the annual rates of 0.50% and 0.55%, respectively, and 0.20% for Limited Term Portfolio Class L shares, of the value of the fund's average daily net assets attributable to those classes (and pays PFSI with respect to Class A and B ) to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payment to and expenses of Service Agents and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney and PFSI associated with the sale of portfolio shares, including lease, utility, communications and sales promotion expenses. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.

	For the year ended March 31, 2001, the table below represents the fees which have been accrued and/or paid to Salomon Smith Barney pursuant to Rule 12b-1 for each of the fund's portfolios:


PORTFOLIO

Class A

Class B

Class L

Class Y

Total

California Money Market
$3,136,2
11
N/A
N/A
--
$3,136,2
11
National
$557,626
$280,128
$141,158
--
$978,912
Limited Term
$331,508
N/A
$107,816
--
$439,324
Florida
$229,069
$362,037
$86,711
--
$677,817
Georgia
$63,935
$71,841
$43,506
--
$179,282
New York
$751,568
$971,409
$145,142
--
$1,868,1
19
New York Money Market
$1,733,0
15
N/A
N/A
--
$1,733,0
15
Pennsylvania
$41,072
$178,643
$64,728
--
$284,443
Massachusetts Money
Market*
$280,826
N/A
N/A
--
$280,826
*Massachusetts Money Market Portfolio commenced operations on
September 14, 1999.

Commissions on Class A Shares. For the periods April 1, 1998 through October 7, 1998 and October 8, 1998 through March 31,
1999, and for the 2000 and 2001 fiscal years the aggregate dollar amounts of commissions on Class A shares, are as follows:


Class A

Name of Fund
04/01/98
through
10/07/98*
10/08/98
through
03/31/99**
Fiscal Year
Ended
03/31/00***
Fiscal
Year Ended
03/31/01+
California Money Market
n/a
n/a
n/a
n/a
National
$336,000
$355,000
$343,000
$419,000
Limited Term
$294,000
$573,000
$259,000
$226,000
Florida
$201,000
$268,000
$235,000
$230,000
Georgia
$77,000
$91,000
$61,000
$55,000
New York
$268,000
$350,000
$358,000
$2,744,0
00
New York Money Market
n/a
n/a
n/a
n/a
Pennsylvania
$75,000
$132,000
$93,000
$65,000
Massachusetts Money
Market
n/a
n/a
n/a
n/a

*The entire amount was paid to Salomon Smith Barney.

** The following amounts were paid to Salomon Smith Barney:
$319,500, $515,700, $241,200, $81,900, $315,000, and $118,800,
for the National, Limited Term, Florida, Georgia, New York, and
Pennsylvania Portfolios.

*** The following amounts were paid to Salomon Smith Barney:
$308,700, $233,100, $211,500, $54,900, $322,200, and $83,700, for
the National, Limited Term, Florida, Georgia, New York, and
Pennsylvania Portfolios.

+ A portion of this amount was paid to Salomon Smith Barney.

Commissions on Class L Shares. For the periods June 12, 1998 through October 7, 1998 and October 8, 1998 through March 31,
1999, and for the 2000 and 2001 fiscal years the aggregate dollar amounts of commissions on Class L shares are as follows:



Class L
(On June 12, 1998, Class C
shares were renamed Class L
shares)

Name of Fund
06/12/98
through
10/07/98*
10/08/98
through
03/31/99**
Fiscal Year
Ended
03/31/00***
Fiscal Year
Ended
03/31/01+
California Money
Market
n/a
n/a
n/a
n/a
National
$18,000
$6,000
$19,000
$37,000
Limited Term
$26,000
$91,000
$45,000
$26,000
Florida
$9,000
$14,000
$13,000
$20,000
Georgia
$7,000
$13,000
$9,000
$6,000
New York
$17,000
$48,000
$44,000
$116,00
0
New York Money Market
n/a
n/a
n/a
n/a
Pennsylvania
$6,000
$9,000
$18,000
$5,000
Massachusetts Money
Market
n/a
n/a
n/a
n/a

*	The entire amount was paid to Salomon Smith Barney.

**	The following amounts were paid to Salomon Smith Barney:
$5,400, $81,900, $12,600, $11,700, $43,200 and $8,100 for the
National, Limited Term, Florida, Georgia, New York, and
Pennsylvania Portfolios, respectively.

***The following amounts were paid to Salomon Smith Barney:
$17,100, $40,500, $11,700, $8,100, $39,600 and $16,200 for the
National, Limited Term, Florida, Georgia, New York, and
Pennsylvania Portfolios, respectively.

+ A portion of this amount was paid to Salomon Smith Barney.

	As set forth in the prospectuses, a deferred sales charge may be imposed on certain redemptions of Class A, Class B and Class L shares. The amount of the deferred sales charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. See "Deferred Sales Charge Provisions" below.


Code of Ethics

	Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment adviser and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

	A copy of the fund's code of ethics is on file with the SEC.

 Custodian

	All fund securities and cash owned by the funds will be held in the custody of PFPC Trust Company, 8800 Tinicum
Boulevard, Philadelphia, Pennsylvania 19153 (successor by assignment from PNC Bank, National Association).

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New
York 10019, serves as counsel to the funds.

Sullivan & Cromwell, 125 Broad Street, New York, New York
10004, serves as counsel to the directors who are not "interested persons" of the funds.

Auditors

	KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected to serve as independent auditors of the funds and to render an opinion on the funds' financial statements for the fiscal year ending March 31, 2002.

PURCHASE OF SHARES

	The National Portfolio, Florida Portfolio, Georgia Portfolio, New York Portfolio and Pennsylvania Portfolio each offer four classes ("Classes") of shares: Class A, Class B, Class L and Class Y. The Limited Term Portfolio offers three classes of shares: Class A, Class L and Class Y. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but with higher ongoing expenses and a deferred sales charge payable upon certain redemptions. Class L shares are sold with a lower initial sales charge than Class A shares but with higher ongoing expenses and a deferred sales charge. Class Y shares are sold without an initial sales charge and are available only to investors investing a minimum of $15,000,000. The California Money Market Portfolio, the New York Money Market Portfolio, and the Massachusetts Money Market Portfolio each offer two classes of shares: Class A and Class Y. Class A shares of each of the California Money Market, New York Money Market and Massachusetts Money Market Portfolios are sold without an initial sales charge. These alternatives are designed to provide investors with the flexibility of selecting an investment best suited to his or her needs based on the amount of purchase, the length of time the investor expects to hold the shares and other circumstances.

	The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares of California Money Market, New York Money Market and Massachusetts Money Market Portfolios are sold without sales charges. Class A shares of Limited Term Portfolio have an initial sales charge of 2.00% of the transaction (2.04% of amount invested) of the first $499,999 invested; and no initial sales charge for investments of $500,000 and over.*

Class A shares of each fund except California Money Market, New York Money Market, Massachusetts Money Market and Limited Term Portfolios are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:







Amount of
Investment

Sales Charge as
a %
Of Transaction

Sales Charge as
a %
of Amount
Invested
Broker/
Dealers
Commission as %
Of Offering Price
Less than $25,000
	4.00%
	4.17%
	3.60%
$ 25,000 - 49,999
	3.50
	3.63
	3.15
50,000 - 99,999
	3.00
	3.09
	2.70
100,000 - 249,999
	2.50
	2.56
	2.25
250,000 - 499,999
	1.50
	1.52
	1.35
500,000 and over
	*
	*
	*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Service Agents whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Purchase of Shares-Deferred Sales Charge Alternatives" and "Purchase of Shares-Waivers of Deferred Sales Charge."

Members of a selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2002 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount).


General

Investors may purchase shares from a Service Agent. In addition, certain investors purchasing through certain Service Agents, may purchase shares directly from a fund. When purchasing shares of a fund, investors must specify which class is being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services, Inc. or Primerica Shareholder Services (each, a "sub-transfer agent" or collectively, the "sub-transfer agents") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in a fund by making an initial investment of at least $1,000 for each account, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. A fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by a fund or a Service Agent prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day a fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by a fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Service Agent purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent.. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Service Agent (for a period up to 90 days from the commencement of the Service Agent's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Service Agent's prior employer, (ii) was sold to the client by the Service Agent and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney;
(i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) accounts associated with "k" Choice and Collective Choice. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Service Agent or the Transfer Agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Service Agent or the Transfer Agent for further information.


Deferred Sales Charge Provisions

"Deferred Sales Charge Shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


Year Since Purchase Payment Was
Made

Deferred sales charge

First

4.50%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer
Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and
(d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Service Agent.

Determination of Public Offering Price

Each fund offers its shares to the public on a continuous basis. The public offering price for a Class A, Class L (effective June 12, 1998 the former Class C shares were renamed Class L shares) and Class Y share of a fund is equal to the net asset value per share at the time of purchase, plus for Class A and Class L shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class B and Class L shares, and Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.

PFS Accounts

Initial purchase of shares of the fund must be made through a PFSI Registered Representative by completing the appropriate application. The completed application should be forwarded to PFS Shareholder Services, P.O. Box 105033, Atlanta, GA 30348. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to PFS Shareholder Services. In processing applications and investments, PFS Shareholder Services acts as agent for the investor and for PFSI and also as agent for the distributor, in accordance with the terms of the prospectus. If the transfer agent ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by PFS Shareholder Services. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. A shareholder that has insufficient funds to complete any purchase will be charged a fee of up to $30 per returned purchase by PFS Shareholder Services.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts). Subsequent investments of at least $50 may be made for each Class. For the fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the transfer agent or sub-transfer agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFSI Registered Representative must contact the PFS Shareholder Services at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact PFS Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

Shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact PFS Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open.
If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize PFS Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS Shareholder Services. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS Shareholder Services. Subsequent investments by telephone may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

Redemption proceeds can be sent by check to the address of record, or deposited into your bank account designated on the application via the Automated Clearinghouse (ACH). A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the ACH. Wire transfers are not available on phone redemptions. PFS Shareholder Services will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it has opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested. Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed.

Additional information regarding PFS Shareholder Services may be obtained by contacting the Client Services Department at (800)
544-5445.

REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings),
(b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

	If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request.
Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until PFPC receives all required documents in proper form. Redemption proceeds will be mailed to the shareholder's address of record.

	If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instructions and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.


Distributions in Kind

	If the Board of Trustees of the fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, each fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of fund securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares that are subject to a deferred sales charge). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. For additional information, shareholders should contact a Service Agent. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.

VALUATION OF SHARES

	The prospectus states that the net asset value of each fund's Classes of shares will be determined on any date that the NYSE is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

	The California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio use the "amortized cost method" for valuing fund securities pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The amortized cost method of valuation of a fund's securities (including any securities held in the separate account maintained for when-issued securities) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of each fund's securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yield to investors in a fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its fund securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate fund value on a particular day, a prospective investor in a fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of each such fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stable price, including maintaining a maximum dollar-weighted average fund maturity of 90 days, investing in securities that have or are deemed to have remaining maturities of only 397 days or less and investing in only United States dollar-denominated instruments determined by the fund's Board of Trustees to be of high quality with minimal credit risks and which are Eligible Securities (as defined below), there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause one of these fund's price per share to change from $1.00.

	An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of 397 days or less; (b)(i) is rated in the two highest short-term rating categories by any two NRSROs that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance, is rated in the three highest long-term rating categories by the requisite NRSROs, and whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined to be of comparable quality to any such rated security.

EXCHANGE PRIVILEGE

	Except as noted below, shareholders of certain Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

Florida, Georgia, New York, Pennsylvania and National Portfolios.

	A.	Class A and Class Y shareholders of the fund who wish
to exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual
Fund Complex may do so without imposition of any charge.

	B.	Class B shares of the fund exchanged for Class B
shares of another fund will be subject to the higher applicable deferred sales charge of the two funds. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

	C.	Upon exchange, the new Class L shares will be deemed
to have been purchased on the same date as the Class L shares of the fund that have been exchanged.


Limited Term Portfolio.

	A.	Class A and Class Y shareholders of the fund who wish
to exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual
Fund Complex may do so without imposition of any charge.

	B.	Upon exchange, the new Class L shares will be deemed
to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

California Money Market, New York Money Market  and Massachusetts
Money Market Portfolios.

	A.	Class A shares of the fund will be subject to the
appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

	B.	Class Y shareholders of the fund who wish to exchange
all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

	Additional Information Regarding the Exchange Privilege. The funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the fund and its shareholders. Accordingly, if the funds' management in its sole discretion determines that an investor is engaged in excessive trading, the fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney Mutual Fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The funds may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the funds will take no other action with respect to the shares until it receives further instructions from the investor. The funds' policy on excessive trading applies to investors who invest in the funds directly or through Service Agents, but does not apply to any systematic investment plans described in the prospectuses.

During times of drastic economic or market conditions, the funds may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other funds' shares. In such a case, the redemption request would be processed at the funds' next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.
As stated in the prospectus for shares distributed through PFS Distributors, the exchange privilege is limited.


Additional Information Regarding Telephone Redemption and
Exchange Program.

	Neither the Trust nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Trust and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.
The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.
Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested at a price as described above in shares of the portfolio being acquired. Salomon Smith Barney and PFS Distributors reserve the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


PERFORMANCE DATA

	From time to time, in advertisements and other types of sales literature, each fund may compare its performance to that of other mutual funds with similar investment objectives, to appropriate indices or rankings such as those compiled by Lipper Analytical Services, Inc. or to other financial alternatives.

	Each fund, other than the California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio, computes the average annual total return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars which represents the hypothetical initial investment. The calculation assumes deduction of the maximum sales charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account.


	Each fund's average annual total return with respect to its Class A shares for the one-year period, five- and ten-year periods, if any, and for the life of the fund ended March 31, 2001 is as follows:



Average Annual Total Return

PORTFOLIO

1-Year

5-Years

10-Years

Life of
Fund

Inception
Date







National
6.71%
5.32%
6.97%
7.20%
8/20/86
Limited
Term
5.89%
4.50%
5.61%
6.03%
11/28/88
New York
6.17%
5.38%
7.06%
6.75%
1/16/87
Florida
6.39%
5.17%
N/A
6.65%
4/2/91
Georgia
6.55%
5.67%
N/A
6.33%
4/4/94
Pennsylvani
a
7.35%
5.50%
N/A
6.35%
4/4/94


	Each fund's average annual total return with respect to its Class B shares for the one-year period, five-year period and for the life of the fund ended March 31, 2001 is as follows:

PORTFOLIO

1-Year

5-Year
Life of
Fund

Inceptio
n Date






National
6.14%
5.47%
7.29%
11/7/94
New York
5.46%
5.54%
7.29%
11/11/94
Florida
5.64%
5.32%
7.26%
11/16/94
Georgia
5.89%
5.81%
6.15%
6/15/94
Pennsylvani
a
6.65%
5.64%
6.07%
6/20/94


	Each fund's average annual total return with respect to its Class L shares for a one-year period, five-year period and for the life of the fund ended March 31, 2001 is as follows:

PORTFOLIO

1-Year

5-Years

Life of
Fund

Inceptio
n
Date






National
8.37%
5.33%
5.70%
1/5/93
Limited
Term
5.83%
4.44%
4.81%
1/5/93
New York
7.81%
5.44%
5.70%
1/8/93
Florida
8.06%
5.22%
5.62%
1/5/93
Georgia
8.13%
5.70%
6.12%
4/14/94
Pennsylvani
a
9.01%
5.52%
6.20%
4/5/94


	Each fund's average annual total return with respect to its Class Y shares for the one-year period and the life of the fund ended March 31, 2001 is as follows:

PORTFOLIO

1-Year
Life of
Fund

Inception
Date

Limited
Term
8.26%
3.45%
11/12/98
New York
n/a
1.00%
1/4/01




	Each fund's yield, other than for the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio, is computed by dividing the net investment income per share earned during a specified 30-day period ending at month end by the maximum offering price per share on the last day of such period and annualizing the result. For purposes of yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the fund; income from short-term obligations is based on the current payment rate. Yield information may be accompanied with information on tax equivalent yield computed in the same manner, with adjustment for assumed Federal income tax rates. No taxable instruments are presently held by any of the funds.

	Each fund's distribution rate, other than those of the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio, is calculated by analyzing the latest income distribution and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. The distribution rate is not computed in the same manner as, and therefore can be significantly different from, the above-described yield which will be computed in accordance with applicable regulations. A fund may quote its distribution rate together with the above-described standard total return and yield information in its supplemental sales literature. The use of such distribution rates would be subject to an appropriate explanation of, among other matters, how the components of the distribution rate differ from the above described yield.

	California Money Market Portfolio's yield with respect to its Class A shares for the seven-day period ended March 31, 2001 was 2.80% (the effective yield was 2.84%) with an average dollar-weighted fund maturity of 53 days; the New York Money Market Portfolio's yield with respect to its Class A shares for the seven-day period ended March 31, 2001 was 2.88% (the effective yield was 2.92%) with an average dollar-weighted fund maturity of 42 days and the Massachusetts Money Market Portfolio yield with respect to its Class A shares for the seven-day period ended March 31, 2001 was 2.82% (the effective yield was 2.86%) with an average dollar-weighted fund maturity of 55 days. From time to time the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio may advertise their yields, effective yields and taxable equivalent yields. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of each fund refers to the net investment income generated by an investment in each fund over a specific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in each fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. The tax equivalent yield also is calculated similarly to the yield, except that a stated income tax rate is used to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to the tax-exempt yield of each fund.


	Performance information may be useful in evaluating a fund and for providing a basis for comparison with other financial alternatives. Since the performance of each fund changes in response to fluctuations in market conditions, interest rates and fund expenses, no performance quotation should be considered a representation as to the fund's performance for any future period.

THE FUNDS

	The interest of a shareholder is in the assets and earnings of the fund in which he or she holds shares. The Board of Trustees has authorized the issuance of shares in separate series, each representing shares in one of the separate funds. Pursuant to such authority, the Board may also authorize the creation of additional series of shares and additional classes of shares within any series. The investment objectives, policies and restrictions applicable to additional funds would be established by the Board of Trustees at the time such funds were established and may differ from those set forth in the prospectuses and this SAI. In the event of liquidation or dissolution of a fund or of the Trust, shares of a fund are entitled to receive the assets belonging to that fund and a proportionate distribution, based on the relative net assets of the respective funds, of any general assets not belonging to any particular fund that are available for distribution.

	The Declaration of Trust may be amended only by a "majority shareholder vote" as defined therein, except for certain amendments that may be made by the Board of Trustees. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in certain respects to an entity organized as a corporation. The principal distinction between the two forms of business organization relates to shareholder liability described below. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case with a corporation. The Declaration of Trust of the Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written obligation, contract, instrument or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder.

	Special counsel for the Trust is of the opinion that no personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to (a) all types of claims in the latter jurisdictions; (b) tort claims; (c) contract claims where the provision referred to is omitted from the undertaking; (d) claims for taxes; and (e) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Trust; however, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Trust. The Board of Trustees intends to conduct the operations of the Trust, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.


	The Declaration of Trust further provides that no Trustee, officer or employee of the Trust is liable to the Trust or to a shareholder, except as such liability may arise from his or her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or its duties, nor is any Trustee, officer or employee personally liable to any third persons in connection with the affairs of the Trust. It also provides that all third persons shall look solely to the Trust property or the property of the appropriate portfolio of the Trust for satisfaction of claims arising in connection with the affairs of the Trust or a particular portfolio, respectively. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the Trust.

	The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination of the Trust or any of the series of the Trust by action of the shareholders or by action of the Trustees upon notice to the shareholders.

VOTING RIGHTS

	The Board of Trustees has the power to alter the number and the terms of office of the Trustees, and may at any time lengthen their own terms or make their terms of unlimited duration
(subject to certain removal procedures) and fill vacancies, provided that in accordance with the 1940 Act, (i) a shareholder meeting to elect Trustees must promptly be called if at any time at least a majority of the Trustees have not been elected by the shareholders of the Trust, and (ii) at least 2/3 of the Trustees must have been so elected upon the filing of any vacancy by the board without a shareholder vote. Shares do not have cumulative voting rights and therefore the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees irrespective of the votes of other shareholders. Class A, Class
B, Class L and Class Y shares of a portfolio of the Trust, if any, represent interests in the assets of that fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each Class of shares has exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to a particular class. For example, a change in investment policy for a fund would be voted upon only by shareholders of the fund involved.
Additionally, approval of each fund's Advisory Agreement is a matter to be determined separately by that fund. Approval of a proposal by the shareholders of one fund is effective as to that fund whether or not enough votes are received from the shareholders of the other funds to approve the proposal as to those funds. As of July 6, 2001 the following shareholders beneficially owned 5% or more of a class of shares of a portfolio of the Trust:

				% of shares

 Georgia Portfolio					  Class A

Gwyn H. Gordon					6.7323%
Helaine, Sugarman TTEES
Rosalie H. Alterman REV Trust
DTD 5/7/1997
1774 W. Sussex Road
Atlanta, GA  30306-3013

MLPF&S for the Sole Benefit of its			6.3753%
Customers
Attn.: Fund Administration'
4800 Deer Lake Drive East 3rd Floor
Jackonsville, FL  32246

Georgia Portfolio					  Class L

E.K. Gandy						5.0573%
164 Country Club Road
Macon, GA  31210-4747


Limited Term Portfolio					Class Y

Robert E. Kelly and					58.6191%
Maria N. Kelly TEN IN COM
6918 75th Street SW
Tacoma, WA  98498-6332

Randolph  McCormick, Sr.				41.3808%
Broussard, Poche, Lewis
and Breaux, CPA's
Attn.: Peter Borello
994 E. Prodhomme Street
Opelousas, LA  70570-8239

Pennsylvania Portfolio 					Class A

Citi Fiduciary Trust Co. 				5.1415%
#138018738151  Donna Wittek
of NJ Trustee of CE Minerals Exec.
Deferral/Retention Plan
153 East 53rd Street, 23rd Floor (Metro)
New York, NY  10043-0001


Massachusetts Money Market Portfolio 		Class A

John T. Goodhue, Jr.  					5.884%
91 Somerset Street
Belmont, MA 02478-2005
Concord, MA  01742-1613



TAXES

	The following is a summary of certain material tax considerations affecting each fund and its shareholders. Please refer to the applicable prospectus for further discussion. In addition to the considerations described below and in the applicable prospectus, there may be other federal, state, local or foreign tax implications to consider. Because taxes are a complex matter, shareholders and prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of an investment.


	Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. On March 31, 2001, the unused capital loss carryovers, by fund, were approximately as follows: Limited Term Portfolio, $17,022,000; New York Money Market Portfolio, $2,900; New York Portfolio, $14,047,200; Georgia Portfolio, $1,961,900; Pennsylvania Portfolio, $1,524,900; Florida Portfolio, $3,724,000; National Portfolio, $7,921,000. For Federal income tax purposes, these amounts are available to be applied against future capital gains of the fund that has the carryovers, if any, that are realized prior to the expiration of the applicable carryover. The carryovers expire as follows:

PORTFOLIO
March 31,
(in thousands)
2003
2004
2005
2006
2007
2008
2009
Limited Term
$273
$1,740
-
-
-
$9,495
$5,514
CA Money
-
-
-
-
-
-
-
NY Money
-
-
-
-
-
$2.9
-
New York
-
-
-
-
-
$9,400.
4
$4,646
 .8
Georgia
-
-
-
-
$31.9
$983.3
$946.7
Pennsylvania
-
-
-
-
-
$667.7
$857.2
Florida
-
-
-
-
-
$2,430
1,294
National
-
-
-
-
-
$4,244
$3,677
Mass Money
-
-
-
-
-
-
-


	As described above and in the Prospectuses, each fund is designed to provide investors with current income, in the form of "exempt-interest dividends," which is excluded from gross income for federal income tax purposes and, except for the Limited Term Portfolio and the National Portfolio, exempt from otherwise applicable state and/or local personal income taxes in a particular state. No fund is intended to be a balanced investment program, and the funds are not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in any fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because those investors would not gain any additional tax benefit from the receipt of tax-exempt income.

	Each fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. Provided that a fund (a) is a regulated investment company and
(b) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the fund will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. Any such taxes paid by a fund would reduce the amount of income and gains available for distribution to shareholders.

	Because each fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund is not deductible for federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of a fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, the portion of any exempt-interest dividend paid by a fund that represents income derived from certain "private activity bonds" held by the fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" of the substantial user. Moreover, some or all of a fund's exempt-interest dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of a fund's dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and the federal and California "excess net passive income" tax liability of a Subchapter S corporation.
Shareholders should consult their own tax advisors to determine whether they are (a) "substantial users" with respect to a facility or "related" to those users within the meaning of the Code or (b) subject to a federal alternative minimum tax, the federal "branch profits" tax, or the federal or California "excess net passive income" tax.

As a general rule, a fund's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Shareholders of each fund will receive an annual statement as to the income tax status of his or her dividends and distributions for the prior calendar year.
Each shareholder will also receive, if appropriate, various written notices after the close of a fund's prior taxable year as to the federal income tax status of certain dividends or distributions which were received from the fund during the fund's prior taxable year.

Dividends paid by any fund from interest income on taxable investments, net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term capital gains ("capital gain dividends") are taxable as long-term capital gains regardless of the length of time a shareholder has owned fund shares.

If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest. If a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a fund failed to qualify as a regulated investment company for a period greater than one taxable year, such fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

		Shareholders are required to pay tax on all taxable distributions even if those distributions are automatically reinvested in additional shares. None of the dividends paid by any fund will qualify for the corporate dividends-received deduction. Certain distributions paid in January may be treated as if received on December 31 for federal income tax purposes.
Each fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

		Some of the funds may invest in exchange-traded municipal bond index futures contracts. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a fund and, accordingly, will affect the amount of capital gains distributed to the fund's shareholders. For federal income tax purposes, gain or loss on these futures contracts (referred to herein as "section
1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, these instruments are treated as if sold at a fund's fiscal year end for their fair market value. As a result, the fund may be recognizing gains or losses before they are actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss.
Marking-to-market and the application of this 60/40 rule to unrealized gains and losses on section 1256 contracts generally will affect the amount and timing of capital gains or losses of a fund and of distributions taxable to a shareholder. Moreover, if a fund invests in both section 1256 contracts and offsetting positions to such contracts, which together constitute a straddle, then the fund may be required to defer certain realized losses.

		A shareholder's gain or loss, if any, on the disposition of shares of a fund that are held as capital assets (whether by redemption, sale or exchange) generally will be a long-term or short-term capital gain or loss depending on whether the shares had been held for tax purposes for more than one year, or one year or less, respectively. If a shareholder receives a capital gain dividend with respect to any share and redeems or otherwise sells the share before it has been held by the shareholder for more than six months, then any loss (to the extent not disallowed pursuant to the other six-month rule described above relating to exempt-interest dividends) on the sale or other disposition of such share will be treated as long-term capital loss to the extent of the capital gain dividend.

		If a shareholder incurs a sales charge when acquiring shares of a fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account when computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares will be treated as incurred with respect to the second acquisition and, as a general rule, will increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

		Investors considering buying shares of a fund just prior to a record date for a capital gain distribution should be aware that, regardless of whether the price of the fund shares to be purchased reflects the amount of the forthcoming distribution payment, any such payment will be a taxable distribution payment.


		Each fund may be required to withhold (as "backup withholding") all taxable dividends, capital gain distributions, and (except for California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio) the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the fund with their correct taxpayer identification number (social security or employer identification number) and any required certifications. Withhholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax returns.


	From time to time, proceedings have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. It may be expected that similar proposals may be introduced in the future. If such proposals were to be enacted, the ability of a fund to pay "exempt interest" dividends could be adversely affected and the fund would then need to reevaluate its investment objectives and policies and consider changes in its structure.

State Tax Information

California State Taxes California shareholders will not be subject to California state personal income tax on dividends they receive from the California Money Market Portfolio to the extent that such distributions qualify as exempt-interest dividends under the Code and California law and provided that, at the close of each quarter of the Portfolio's taxable year, at least 50% of the Portfolio's total assets are invested in municipal obligations of California issuers. To the extent that distributions are derived from taxable income, including long-term or short-term capital gains, such distributions will not be exempt from California state personal income tax. Dividends on the California Portfolio are not excluded in determining California state franchise taxes on corporations and financial institutions.


Florida Taxes Florida currently does not impose a personal income tax on individuals. Thus, individual shareholders of the Florida Portfolio will not be subject to any Florida state income tax on distributions received from the Florida Portfolio. However, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

Florida currently imposes an "intangibles tax" on certain securities and other intangible assets owned by Florida residents. Certain types of municipal obligations of Florida issuers, U.S. Treasury securities and municipal obligations issued by certain U.S. territories and possessions are exempt from this intangibles tax. The Florida Portfolio seeks generally to select investments that will enable its shares to be exempt from the Florida intangibles tax and attempts to ensure that all of its assets held on the annual assessment date are exempt from this tax. Additionally, the Florida Department of Revenue has ruled that, if on the annual assessment date of any year the Florida Portfolio consists solely of such exempt assets, then the Florida Portfolio's shares will be exempt from the Florida intangibles tax. The Florida Portfolio intends to provide shareholders annually with information relating to its assets necessary to permit shareholders to determine whether the value of Florida Portfolio shares held is exempt from the Florida intangibles tax.

Investors purchasing municipal obligations of their state of residence, or a fund comprised of such obligations, should recognize that the benefits of the exemption from local taxes, in addition to the exemption from federal taxes, necessarily limits the fund's ability to diversify geographically. The Florida Portfolio will make available annually to its shareholders information concerning the tax status of its distributions, including the amount of its dividends designated as exempt-interest dividends and as capital gain dividends.

The foregoing is only a brief summary of the tax considerations generally affecting the Florida Portfolio and its shareholders who are Florida residents. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

Georgia Taxes Exempt-interest dividends and distributions by the Georgia Portfolio to a Georgia resident that are attributable to interest on Georgia municipal obligations or direct obligations of the United States and its territories and possessions will not be subject to the State of Georgia personal income tax.
Dividends or other distributions by the Georgia Portfolio which are attributable to other sources, including all distributions that qualify as capital gains dividends for federal income tax purposes, will be subject to the State of Georgia personal income tax at the applicable rate.

Investors purchasing municipal obligations of their state of residence, or a fund comprised of such obligations, should recognize that the benefits of the exemption from local taxes, in addition to the exemption from federal taxes, necessarily limits the fund's ability to diversify geographically. The Georgia Portfolio will make available annually to its shareholders information concerning the tax status of its distributions, including the amount of its dividends designated as exempt-interest dividends and as capital gain dividends.

The foregoing is only a brief summary of the tax considerations generally affecting the Georgia Portfolio and its shareholders who are Georgia residents. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

Massachusetts Taxes Individual shareholders of the Massachusetts Money Market Portfolio who are otherwise subject to Massachusetts personal income tax will not be subject to Massachusetts personal income tax on exempt-interest dividends received from the fund to the extent the dividends are attributable to interest on obligations of the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities (or on obligations of certain other governmental issuers such as Puerto Rico, the Virgin Islands and Guam) that pay interest which is excluded from gross income for federal income tax purposes and exempt from Massachusetts personal income taxes. Other distributions from Massachusetts Money Market Portfolio, including those related to long-term and short-term capital gains, other than certain gains from certain Massachusetts Municipal Securities identified by the Massachusetts Department of Revenue, generally will not be exempt from Massachusetts personal income tax. Businesses should note that Massachusetts Money Market Portfolio's distributions derived from Massachusetts Municipal Securities are not exempt from Massachusetts corporate excise tax.

The foregoing is only a brief summary of the tax considerations generally affecting the Massachusetts Money Market
Portfolio and its shareholders who are Massachusetts residents.
Shareholders are urged to consult their own tax advisers with specific reference to their own tax situation.

New York State and City Taxes New York resident shareholders of the New York Portfolio or the New York Money Market Portfolio will not be subject to New York State and New York City personal income taxes on exempt-interest dividends attributable to interest on tax-exempt obligations of the State of New York and its political subdivisions, as well as certain other obligations the interest on which is considered exempt for New York State and New York City purposes. The New York Money Market Portfolio is required to report annually the source, tax status and recipient information related to its exempt-interest dividends distributed within the State of New York. Exempt-interest dividends are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions.

The foregoing is only a brief summary of some of the tax considerations generally affecting the New York Portfolio, the New York Money Market Portfolio and their shareholders who are New York residents. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

Pennsylvania Taxes Exempt-interest dividends distributed by the Pennsylvania Portfolio will not be subject to the Pennsylvania personal income tax, the corporate net income tax or to the Philadelphia school district investment income tax to the extent that the dividends are attributable to interest received by the Portfolio from its investments in Pennsylvania municipal obligations and U.S. Government obligations, including obligations issued by U.S. possessions. For Pennsylvania personal income tax purposes, capital gain distributions are treated as ordinary dividends and are taxed at ordinary income tax rates.

Investors purchasing municipal obligations of their state of residence, or a fund comprised of such obligations, should recognize that the benefits of the exemption from local taxes, in addition to the exemption from federal taxes, necessarily limits the fund's ability to diversify geographically. The Pennsylvania Portfolio will make available annually to its shareholders information concerning the tax status of its distributions, including the amount of its dividends designated as exempt-interest dividends and as capital gain dividends.

The foregoing is only a brief summary of some of the tax considerations generally affecting the Pennsylvania Portfolio and its shareholders who are Pennsylvania residents. Investors are urged to consult their tax advisors with specific reference to their own tax situation.


ADDITIONAL INFORMATION

	The Trust, an open-end management investment company, is organized as a "Massachusetts business trust" pursuant to a Declaration of Trust dated August 14, 1985. Pursuant to the Declaration of Trust, the Board of Trustees has authorized the issuance of different series of shares, each representing shares in separate funds. The assets of each fund are segregated and separately managed. Each share of a fund represents an equal proportionate interest in the net assets of that fund with each other share of the same fund and is entitled to such dividends and distributions out of the net income of that fund as are declared in the discretion of the Board of Trustees.
Shareholders are entitled to one vote for each share held and will vote by individual fund except as otherwise permitted by the 1940 Act. It is the intention of the Trust not to hold annual meetings of shareholders. The Board of Trustees may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust, and shareholders are entitled to call a meeting upon a vote of 10% of the fund's outstanding shares for purposes of voting on removal of a Trustee or Trustees. The Trust will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and have only such conversion or exchange rights as the Board of Trustees may grant in its discretion. Shares are redeemable as set forth under "Redemption of Shares."

	The Trust sends to each of its fund's shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the funds at the end of the reporting period. In an effort to reduce each fund's printing and mailing costs, each fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Service Agent or the Transfer Agent.

	PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of each fund. Under the custody agreement with the trust, PNC holds each fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges. The assets of each fund are held under bank custodianship in compliance with the 1940 Act.

	Citi Fiduciary Trust Company, located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

	PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the fund's sub-transfer agent. Under the transfer agency agreement, PFPC maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, PFPC receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

The funds' financial information is incorporated by reference to the funds' Annual Reports to Shareholders for the fiscal year ended March 31, 2001 which were filed with the SEC on June 8, 2001, accession number 950130-01-502261.

OTHER INFORMATION

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offer more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer five "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Classic Series  - our portfolio manager driven funds
Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Index Series - funds that track the market
Our Index funds are designed to provide investment results that track, as closely as possible, the performance of a stock or bond market index. This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of trying to outperform a market or segment, a portfolio manager looks to an index to determine which securities the fund should own.

Premier Selections Series - our best ideas, concentrated funds
We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series - driven by exhaustive fundamental securities analysis
Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management
(CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

Style Pure Series - our solution to funds that stray
Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.



APPENDIX A

Ratings of Municipal Bonds, Notes and Commercial Paper

Moody's Investors Service, Inc.  ("Moody's"):

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group ("S&P")

AAA - Debt rated AAA has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.



Fitch Inc.:


AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Description of State and Local Government Note Ratings

Notes are assigned distinct rating symbols in recognition of the differences between short-term and long-term credit risk.
Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk-- long-term secular trends for example-- may be less important over the short run.

Moody's Investors Service, Inc.:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). A short-term rating may also be assigned on an issue having a demand feature, a variable-rate demand obligation. Such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. Symbols used are as follows:

MIG/VMIG 1 - Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
Standard & Poor's Ratings Group:

SP-1 - Very strong or strong capacity to pay principal interest.
Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.


Fitch Inc.:


Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitments in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.
The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DESCRIPTION OF HIGHEST COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.:

Prime-1 - Issuers (or related supporting institutions) rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Standard & Poor's Ratings Group:

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.



Appendices B-I - Special Note:

The following information (set forth in Appendices B-I) is a summary of special factors available at the time of the preparation of this SAI affecting municipal obligations for state-specific portfolios (California, New York and Massachusetts Money Markets, Florida, Georgia, New York and Pennsylvania Portfolios). Also included (set forth in Appendices H-I) is a summary of specific factors, available at the time of preparation of this SAI, affecting municipal obligations for certain U.S. territories including Puerto Rico, the U.S. Virgin Islands and Guam for both state specific portfolios and the National and Limited Term Portfolios. For any such state and territory, the summary does not purport to be a complete description and is based on information from official statements and other public information relating to securities offerings, finances and bond ratings of issuers within the state and territory. The manager has not independently verified any such information. The respective states and territories typically indicate that budgetary information is based on estimates and projections of revenues and expenditures for a fiscal year and must not be construed as statements of fact; estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state, territory and the nation, and that there can be no assurance that the estimates will be achieved. Generally, NRSROs base their ratings on information and materials furnished to the agencies and on investigations, studies and assumptions by the rating agencies at a particular point in time. There is no assurance that any such rating remains in effect for a given period of time or that it will not be lowered or withdrawn entirely if, in the judgment of the NRSRO originally establishing the rating, circumstances so warrant. Any such change or withdrawal of the rating could have an adverse effect on the market price of the bonds.


APPENDIX B

Special Considerations Relating to California Municipal
Obligations

See Special Note prior to Appendix B

Economic Factors

According to the State's Legislative Analyst Office, with a gross state product in excess of $1 trillion, California's economy is the largest state economy in the United States, accounting for 13% of the nation's output, and the sixth largest economy in the world, trailing only the United States as a whole, Japan, Germany, England and France. In addition to its size, California's economy is diverse, with no industry sector accounting for more than one-quarter of the State's output.

While California's economy is broad, it does have major concentrations in high technology, aerospace and defense related manufacturing, entertainment, and real estate and financial services, and may be sensitive to economic factors affecting those industries. One example of such potential sensitivity occurred from mid-1990 to late 1993, when the State suffered a recession. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. More recently, reflective of the nationwide economic slowdown, the high technology sector of the State's economy has entered a cyclical downturn. Overall, following the strongest growth in a decade in 1999 and 2000, the State's economy is projected to grow more slowly in 2001.

In addition, widely publicized difficulties in California's energy supplies, highlighted by the Governor of California declaring a state of emergency in January 2001, pose risks to the economy, especially if there are prolonged blackouts, shortages of natural gas or significant rate increases. While these factors are partially mitigated by the fact that California's economy is relatively energy-efficient (U.S. Department of Energy statistics for 1999 revealed that California electricity usage per capita was the lowest in the nation, forty-two percent (42%) below the national average) it is not possible to predict at this time what the long-term impact of these developments will have on the State"s economy, and any significant interruptions in energy supplies or significant rate increases could adversely affect the State's revenues.

State Finances

Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The 2000-01 Budget Act was signed by the Governor on June 30, 2000.

The State's funds are segregated into the General Fund and over 900 special funds, including bond, trust and pension funds. The General Fund consists of revenues received by the State Treasury that are not required by law to be credited to any other fund, as well as earnings from the investment of state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

The principal sources of General Fund revenues in 1999-2000 were the California personal income tax (55% of total revenues), the sales tax (29%), bank and corporation taxes (9%), and the gross premium tax on insurance (2%). An estimated 20% of personal income tax receipts (10% of the total General Fund) is derived from capital gains realizations and stock option income. While these sources have been extraordinarily strong in the past few years, they are particularly volatile and are expected to decrease dramatically in 2001. For example, the Governor of California, in his May 2001 revision to his January 2001 budget proposal, forecasted that revenues for the 2001-02 budget year would decrease by $5.3 billion relative to the January projection. The single largest source of this budget-year decline is personal income tax, which is being adversely affected by falling stock options and capital gains. In recognition of the decreased revenue projections, the May 2001 revision proposed reducing State expenditures by more than $3 billion for the 2001-02 budget year. Despite the economic turndown and revised revenue and expenditure projections for the 2001- 02 budget year, the State had Cash and Borrowables of approximately $14.9 billion on April 30, 2001.

The State maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from General Fund revenues, as a reserve to protect the State from unforeseen revenue reductions or unanticipated expenditure increases, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. The proposed 2001-02 budget, as revised, continues to fund the SFEU at greater than $1 billion, or approximately 1.4% of General Fund revenues.

Although the State's strong economy has produced record revenues to the State government in recent years, the State's budget continues to be marked by mandated spending of significant funds on education, a large prison population, and social needs of a growing population with many immigrants. These factors limit the growth of State spending in other areas and also put pressure on local governments. There can be no assurances that, if economic conditions continue to weaken, or other factors intercede, the State will not experience budget gaps.

Obligations of the State of California

The California Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. Several general obligation bond acts exist, providing that debt service on general obligation bonds shall be appropriated annually from the State's General Fund and all debt service on general obligation bonds shall be paid from the General Fund. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education.

According to the State's Treasurer's Office, as of March 1, 2001, California had outstanding approximately $19.1 billion of general obligation bonds and approximately $6.5 billion in lease debt supported by the State General Fund. As of March 1, 2001, the State had available approximately $7.0 billion of authorized general obligation bonds which had not yet been issued. In fiscal year 1999-2000, debt service on general obligation bonds and lease debt was approximately 3.7% of General Fund revenues. In addition to those State obligations supported by the General Fund, certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue- producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by revenue bonds. As of February 1, 2001, State agencies and authorities had $28.6 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund.

Constitutional Limitations on Taxes, Other Charges and
Appropriations

In California, certain constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives have established tax, spending or appropriation limitations that could potentially limit the financial flexibility of State and local governments and ultimately impair their ability to repay their debt obligations. The following constitutes a brief summary of some of these limitations.

Limitation on Property Taxes Certain California Municipal Bonds may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value of the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except under new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties.
Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax."

Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (for example, because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB of the California constitution, and only resumed such ratings on a selective basis.

Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

Limitations on Other Taxes, Fees and Charges. Articles XIIIC and XIIID to the State Constitution, added by Proposition 218 in 1996, contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges. Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs and also contains several provisions affecting "fees" and "charges," defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property-related service." All new and existing property-related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property-related service or are used for unrelated purposes. Furthermore, no property-related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been affected.

Appropriations Limits

The State and its local governments are each subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and motor vehicle weight fees, and (5) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units.
The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

Proposition 111 requires that each agency's actual appropriations be tested against its limit every two years. If the aggregate "proceeds of taxes" for the preceding two-year period exceeds the aggregate limit, the excess must be returned to the agency's taxpayers through tax rate or fee reductions over the following two years. If the State's aggregate "proceeds of taxes" for the preceding two-year period exceeds the aggregate limit, 50% of the excess is transferred to fund the State's contribution to school and community college districts and the remainder is refunded to the taxpayers. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990's because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. For the last ten years, appropriations subject to limitation have been under the State's limit. However, because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $700 million above the limit. No refund will occur unless the State also exceeds its limit in fiscal year 2000-01; the State Department of Finance has estimated the State will be about $3.6 billion below its appropriation limit in fiscal year 2000-01.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Municipal Bonds or on the ability of the State or local governments to pay debt service on such California Municipal Bonds. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Ballot initiatives of legislation may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such initiatives or legislation will be enacted. Nor is it possible, at present, to determine the impact of any such initiatives or legislation on California Municipal Bonds in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Municipal Bonds.

Bond Rating

Three major credit rating agencies, Moody's Investors Service, Inc., S&P and Fitch Inc., assign ratings to California long-term general obligation bonds. A general description of Moody's, S&P's and Fitch's ratings of municipal bonds is set forth in Appendix A to this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

As of May 14, 2001, California general obligation bonds were assigned ratings of "A+" from Standard & Poor's, "Aa2" from Moody's and "AA" from Fitch. These ratings reflect a downgrade by Standard & Poor's in April 2001 and a downgrade by Moody's in May 2001. Both downgrades stem largely from each ratings agency's concerns regarding the State's energy situation and its impact on the State's finances. These recent reductions on the State's credit rating, and any potential future reduction, could adversely affect the market value and marketability of all outstanding notes and bonds issued by the State, its agencies or its local governments and there can be no assurance that current ratings will be maintained in the future.

Legal Proceedings

The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers Other Issuers of California
Municipal Bonds

There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance

Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs.

In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). For the last several years, the State has also provided $100 million annually to support local law enforcement costs. In 2000-01, the State provided $200 million in unrestricted grants to cities and counties.

To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local B-7 governments, particularly counties. Los Angeles County, the largest in the State, was forced to make significant cuts in services and personnel, particularly in the health care system, in order to balance its budget in FY1995-96 and FY1996-
97. Orange County, which emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy. The ultimate financial impact on the County and the State cannot be predicted with any certainty.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997, in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide "general assistance" for able- bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new system on local governments is still unknown.

Land-Secured Bonds

California Municipal Bonds which are land-secured bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or special taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or special taxes, except from amounts, if any, in a reserve fund established for the bonds. Although secured by real property, the judicial foreclosure process can be lengthy and is sometimes unsuccessful.

California Long Term Lease Obligations

Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998, which reconfirmed the legality of these financing methods.

Other Considerations - Recent Developments Regarding Energy

California has experienced difficulties with the supply and price of electricity and natural gas in much of the State since mid-2000, which are likely to continue for several years. In 1996 California deregulated the State's power markets. While the transmission and distribution of electricity remained regulated, the generation of electricity was opened up to competition. Under the deregulation scheme, utilities were prohibited from passing through all wholesale power costs to consumers until 2002. Energy usage in the State has been rising sharply with the strong economy, but no new power generating plants have been built since the 1980's. The three major investor-owned utilities in the State ("IOUs") have been purchasing electricity to meet their needs above their own generating capacity and contracted supplies at fluctuating short-term and spot market rates, while the retail prices they can charge their residential and small business customers have been capped at specified levels. Starting in mid-2000, power purchase costs exceeded retail charges, and the IOUs incurred substantial losses and accumulated large debts to continue to purchase power for their customers. As a result, the credit ratings of the IOUs have deteriorated, making it difficult to continue to purchase power. The two largest IOUs have reported they are in default in paying certain of their obligations. On April 6, 2001, one of the IOUs filed for voluntary protection under Chapter 11 of the federal Bankruptcy Code. The bankruptcy proceedings are pending. While the bankruptcy court decides the allocation of the IOU's available cash flow and assets among its creditors, the IOU will continue operations under current management. No other IOU has sought the protection of or been forced into bankruptcy, although this may change in the future.

In 2001, there have been rolling electricity blackouts throughout California affecting millions of customers. The Governor declared a state of emergency under State law on January 17, 2001, and ordered the State's Department of Water Resources ("DWR") to begin purchasing electricity for resale to retail end use customers, to fill the gap in supplies resulting from the inability of the IOUs to continue to purchase power. DWR also started to enter into long-term power supply contracts to reduce reliance on short-term and spot markets. DWR's purchases are initially being funded by advances from the State's General Fund; about $1.8 billion was expended in the first six weeks and as of May 2001 a total of $6.7 billion in General Fund advances have been authorized. DWR is entitled to repayment from a portion of retail end use customer's payments, remitted through the IOUs, but these amounts will not equal the power purchase costs. In May 2001, state officials announced that the DWR is authorized to sell up to $13.4 billion of revenue bonds in mid-August to help finance the State"s plan to overcome the current energy shortages. Proceeds from the offering would be used to buy more electricity and to pay back the General Fund for purchases already made. State officials announced that the State expected to sell about $12.5 billion of bonds, with approximately $8 billion of the bonds sold as tax-exempt securities. The bonds are to be issued under a trust indenture that will provide that the bonds are payable solely from payments from retail customers for electricity. The revenue bonds will not be a liability of or backed by the General Fund, and neither the faith and credit nor the taxing power of the State will be pledged to pay the revenue bonds. The State may make additional loans or other advances from the General Fund to support the DWR power supply program subsequent to the issuance of the DWR revenue bonds.

The State is intensifying programs for energy conservation, load management and improved energy efficiency in government, businesses and homes. Approval for construction of new power generating facilities, especially smaller and "peaking" power facilities, has been accelerated. A number of new larger power plants are under construction and in permitting phase, and will come on line in 2001-2003. In addition, the State is seeking longer term power supply contracts at lower costs. The combination of these elements is expected to lower wholesale electricity costs in the future and promote the financial recovery of the IOUs.

Natural gas prices in California have been increasing significantly as a result of limited pipeline capacity into the State, and nationwide price increases. The prices nationally may remain high for some time until additional supplies are produced, as natural gas prices are not regulated. One of the State's IOUs also supplies natural gas, and its credit difficulties and bankruptcy filing have impaired its ability to obtain supplies. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

A number of additional plans are under consideration by the State Legislature, including the authorization of State agencies to own, build or purchase power generation or transmission facilities and assist energy conservation efforts. Plans are also being considered to assist the IOUs repay their debts incurred in purchasing power; these may include a State purchase of their transmission facilities, potentially funded with revenue bonds.

A number of lawsuits are pending dealing with many aspects of the energy situation in California, including disputes over the rates which the California Public Utilities Commission ("PUC") may charge retail customers, financial responsibility for purchases of power by the IOUs, and various antitrust and fraud claims against energy suppliers. In May 2001 PUC approved a $5.7 billion energy rate increase that will impact approximately nine million residential, industrial and agricultural customers. PUC further acknowledged that more rate increases may be necessary unless federal regulators find a way to control the wholesale electricity market. A number of lawsuits have been filed concerning various aspects of the current energy situation. These include disputes over rates set by the PUC, responsibility for electricity and natural gas purchases made by the utilities and the California Independent System Operator, continuing contractual obligations of certain small power generators, and antitrust and fraud claims against various parties.

Seismic Activity

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California Municipal Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Water Supply and Flooding

Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. Throughout the late 1980's and early 1990's California experienced a prolonged drought that strained the State's water supply system. Some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in certain regions endured harsh impacts. On the opposite end of the spectrum, during the winter season of 1997-1998 California endured double its normal amount of rainfall and about $550 million in flood and storm damage statewide. As with the potential risks associated with seismic activity, any California Municipal Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.



APPENDIX C

Special Considerations Relating to Florida Municipal Obligations

See Special Note prior to Appendix B.

General

Population. In 1980, Florida was the seventh most populous state in the U.S. Florida has grown dramatically since then and as of April 1, 2000, ranks fourth with an estimated population of 16 million. . The U.S. average population increase since 1990 is about 1.0% annually, while Florida's average increase is about 1.8% annually. . From 1990 to 1999, 82.4% of Florida's population growth was due to more people moving into Florida than moved out. The remaining 17.6% was due to the excess of births over deaths.
 . Approximately one-third of the population increase due to the net in- migration was due to people moving to Florida from foreign countries, and the other two-thirds was due to people moving from other states. . Approximately 60% of Florida's total population is at the working age (18-64). This share is not expected to increase significantly in the next decade. . However, the percentage of Florida residents aged 85 and older was projected to increase by 29% between 1995 and 2000 and by another 23% between 2000 and 2005.

Income. Personal income in Florida has been growing steadily the last decade. . Florida's real income per person has tracked closely with the U.S. average and has tracked above the southeast. . Since 1992, however, Florida's real income per person has been consistently slightly below that of the U.S. Florida has a proportionately greater retirement age population than most states. As a result, property income (dividends, interest, and rent), and transfer payments (for example, Social Security and pension benefits) are relatively more important sources of income to persons residing in Florida. Transfer payments are typically less sensitive to the ups and downs of the economy than wages and salaries and other employment income, and, therefore, act as a stabilizing force in weak economic periods.

The personal income of residents of the various states in the U.S. is frequently used to make comparisons among the various states. However, using personal income to compare Florida to other states can be misleading. Florida's personal income is systematically underestimated. Contributions by employers to employees' pension, profit sharing, and other retirement plans are included in personal C-1 income of that employee while the employee is working and earning wages and salary. When those same employees retire, to avoid double accounting, retirement payments to them from those retirement plans are excluded in computing personal income. Florida retirees are more likely to be collecting retirement benefits that they earned in a state other than Florida. As a result, Florida personal income is underestimated. . Florida has no personal income tax. . Florida's real income per person in 1999 was $28,023. . The U.S. average real income per person was slightly higher at $28,542. . Real income per person in the southeast United States was significantly lower at $25,703. . Total Florida real income increased 4.6% from 1998 to 1999 and is forecasted to increase 3.6% in the fiscal year ended June 30, 2000/1/, and 4.0% in the fiscal year ending June 30, 2001. . Florida real income per person is projected to increase 1.6% in the fiscal year ended June 30, 2000, and 2.1% in the fiscal year ending June 30, 2001.
 . The national economic forecast indicates slower growth during the next two fiscal years. While the Florida economy will also slow, it is expected to continue outperforming the U.S. economy.

Employment

Since 1990, Florida's working age population (age 18-64) has increased approximately 17%, while the number of employed persons in Florida increased approximately 20.2%. . Florida is gradually becoming less dependent on employment related to construction, agriculture, or manufacturing, and more dependent on employment related to trade and services. . In 1998, 13 of the 20 public companies in Florida generating the most revenue were Fortune 500 companies with headquarters in Florida. In 1998, services constituted 36% and trade constituted 25.5% of Florida's total non-farm jobs. The U.S., however, continues to have a greater percentage of manufacturing jobs than Florida. Manufacturing jobs tend to pay higher wages, but service jobs can also pay well and tend to be less sensitive to swings in the business cycle. Florida has a concentration of manufacturing jobs in high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. These type of manufacturing jobs tend to be less cyclical. . From 1990 to 1994, Florida's unemployment rate was consistently slightly higher than that of the U.S. . From 1994 to 1997, Florida's unemployment rate was generally below that of the U.S. . In 1998, Florida's unemployment rate was again very slightly above that of the U.S.
 . It is estimated that in 1999 and 2000 Florida's unemployment rate will once again fall below the U.S. unemployment rate. It is estimated that Florida's unemployment rate will be 3.8% in the fiscal year ended June 30, 2000, and 4.1% in the fiscal year ending June 30, 2001.

Florida's economy is expected to grow at a slow rate along with the U.S., but is expected to out perform the U.S. as a whole. . Total non-farm employment in Florida is expected to increase 3.5% for the fiscal year ended June 30, 2000, and 2.5% for the fiscal year ending June 30, 2001. . Trade and services, the two largest employment sectors, currently account for more than half of the total non-farm employment in Florida.

Employment in the service sectors should experience an increase of 5.4% for the fiscal year ended June 30, 2000, while growing 4.5% for the fiscal year ending June 30, 2001. Trade is expected to expand 2.9% for each of the fiscal years ended June 30, 2000, and ending June 30, 2001. . The service sector is now Florida's largest non-farm employment category.

Construction

In the past, Florida's economy has been highly dependent on the construction industry and construction related manufacturing. This dependency has declined in recent years as a result of continued diversification of Florida's economy. For example, in 1973, total contract construction employment as a share of total non-farm employment was about 10%, in the late 1980's, the share had edged downward to 7.5%, and in 1998, the share was only 5.2%. This trend is expected to continue as Florida's economy continues to diversify. While recent federal tax reforms reducing capital gains realized on the sale of homes may increase the purchases of second, preretirement homes in Florida, single and multi-family private housing starts in Florida are projected to slow over the next two years. .

Single and multi-family private housing starts in Florida for the fiscal year ended June 30, 2000, are projected to fall to a combined level of 138,600, decreasing to 134,900 for the fiscal year ending June 30, 2001. . Total construction expenditures in Florida are forecasted to increase 3.5% for the fiscal year ended June 30, 2000, and increase 0.8% for the fiscal year ending June 30, 2001.

Tourism

Tourism is one of Florida's most important industries. Approximately 48.7 million tourists visited Florida in 1998. Florida's tourist industry over the years has become more sophisticated, attracting visitors year-round and, to a degree, reducing its seasonality. Due in large part to the fact that Florida does not have a state individual income tax, tourists in Florida are, in essence, additional residents for purposes of determining Florida tax revenues.

Tourist arrivals to Florida are forecasted to increase by 4.9% for the fiscal year ended June 30, 2000, and 2.7% for the fiscal year ending June 30, 2001. . Tourist arrivals to Florida by air are expected to increase by 6.3% for the fiscal year ended June 30, 2000, and increase by 4.3% for the fiscal year ending June 30, 2001. . Tourist arrivals by car are expected to increase by 3.1% for the fiscal year ended June 30, 2000, and 0.5% for the fiscal year ending June 30, 2001. In the fiscal year ended June 30, 2000, 51.2 million domestic and international tourists are expected to have visited Florida. For the fiscal year ending June 30, 2001, about 52.6 million tourists are expected to visit Florida.

Revenues and Expenses

Estimated General Revenue plus Working Capital and Budget Stabilization funds available to Florida for the fiscal year ending June 30, 2001, total $21,561.2 million. Of the total General Revenue plus Working Capital and Budget Stabilization funds available to Florida, $19,361.7 million of that is Estimated Revenues and represents an increase of 4.8% over the previous year's Revenues. With effective General Revenues plus Working Capital and Budget Stabilization Funds appropriations at $20,143.7 million, including C-3 $47.0 million transferred to the Budget Stabilization Fund, unencumbered reserves at the fiscal year ending June 30, 2001, are estimated at $1,464.5 million. Estimated General Revenue plus Working Capital and Budget Stabilization funds available to Florida for the fiscal year ending June 30, 2002, total $21,900.3 million, a 1.6% increase over the fiscal year ending June 30, 2001. The $20,350.4 million in Estimated Revenues represents an increase of 5.1% over the previous year's Estimated Revenues.

General Revenues and Expenses

For the fiscal year ended June 30, 1999, approximately 68% of Florida's total direct revenue to its four operating funds were derived from Florida taxes and fees, with federal grants and other special revenue accounting for the balance. The large majority of Florida General Revenue Funds available to Florida for the fiscal year ended June 30, 1999, were made up of the following taxes: .

Sales and use tax--71%

Corporate income tax--8%

Intangible personal property tax--4%

Estate tax--4%

Documentary stamp tax--3%

During the same fiscal year ended June 30, 1999, the large majority of expenditures from Florida's General Revenue Fund were as follows: .

Health and social concerns--36%

Education--27%

Government--12%

Florida Sales and Use Tax

Florida's sales and use tax (6%) currently accounts for Florida's single largest source of tax receipts. Slightly less than 10% of Florida's sales and use tax is designated for local governments and is distributed to the respective counties in which the tax is collected for use by the counties, and the municipalities in such counties. In addition to this money from the State of Florida, local governments may (by a vote of the residents) assess a 0.5% or a 1.0% discretionary sales surtax within their county. Proceeds from this local option sales tax are used for funding local infrastructure programs and acquiring land for public recreation or conservation or protection of natural resources as provided under applicable Florida law. Certain charter counties have other taxing powers in addition, and non-consolidated counties with a population in excess of 800,000 may levy a local option sales tax to fund indigent health care. The indigent health care tax alone cannot exceed 0.5% and when combined with the infrastructure surtax cannot exceed 1.0%. . With the exception of the tax on gasoline and special fuels, the receipts from the sales and use tax are credited to either the General Revenue Fund, the Solid Waste Management Trust Fund, or to local governments. .

For the fiscal year ended June 30, 2000, Florida sales and use tax receipts (exclusive of the tax on gasoline and special fuels) credited to the General Revenue Fund totaled $13,766.7 million, an increase of 8.3% over the fiscal year ended June 30, 1999, collections. .

For the fiscal year ended June 30, 2000, Florida sales and use tax receipts (exclusive of the tax on gasoline and special fuels) credited to the Solid Waste Management Trust Fund totaled $46.0 million, an increase of 3.1% over the fiscal year ended June 30, 1999, collections. . For the fiscal year ended June 30, 2000, Florida sales and use tax receipts (exclusive of the tax on gasoline and special fuels) credited to local governments totaled $1,264.1 million, an increase of 8.4% over the fiscal year ended June 30, 1999, collections.

Alcoholic Beverage Tax

Florida imposes an alcoholic beverage, wholesale tax (excise tax) on beer, wine, and liquor. This tax is one of Florida's major tax sources. The surcharge on alcoholic beverages sold for consumption on premises was reduced by the 1999 Legislature. This reduction is expected to reduce collections by $30.3 million in the fiscal year ended June 30, 2000, and $37.4 million in the fiscal year ending June 30, 2001. Approximately 88% of the revenues collected from this tax are deposited into Florida's General Revenue Fund. .

Receipts from the alcoholic beverage tax and liquor license fees that were credited to the General Revenue Fund totaled $556.6 million for the fiscal year ended June 30, 2000, a decrease of 1.0% from the fiscal year ended June 30, 1999.

Corporate Income Tax

Florida imposes an income tax on corporations. All receipts of the corporate income tax are credited to the General Revenue Fund. . For the fiscal year ended June 30, 2000, corporate income tax totaled $1,406.5 million, a decrease of 4.5% from the fiscal year ended June 30, 1999.

Documentary Stamp Tax

Florida imposes a documentary stamp tax on deeds and other documents relating to realty, corporate shares, bonds, certificates of indebtedness, promissory notes, wage assignments, and retail charge accounts. The receipts from the documentary stamp tax are credited mainly to various trust funds. For the fiscal year ended June 30, 2000, only 7.56% of these taxes were deposited to the General Revenue Fund. . Documentary stamp tax collections totaled $1,223.4 million for the fiscal year ended June 30, 2000, a 3.2% increase from the fiscal year ended June 30, 1999.

Intangible Personal Property Tax

Florida imposes an annual intangible personal property tax on stocks, bonds, including bonds secured by liens on Florida real property, notes, governmental leaseholds, interests in limited partnerships registered with the Securities and Exchange Commission, and certain other intangibles not secured by a lien on Florida real property. The annual rate of tax is currently 1 mill (a mill is $1.00 of tax per $1,000.00 of property value). Florida also imposes a non- recurring tax on mortgages and other obligations secured by liens on Florida real property. The rate of the non-recurring tax was reduced as of January 2000, from 2 mills to 1.5 mills, and a further reduction to 1 mill was effective January 2001. The rate reduction is expected to reduce general revenues by $202.3 million for the fiscal year ending June 30, 2001, and by $252.7 million for the fiscal year ending June 30, 2002. After reduction for administrative costs incurred by the Florida Department of Revenue, 66.5% of the receipts from the intangible personal property tax are distributed to the General Revenue Fund and the remaining 33.5% are distributed to the County Revenue Sharing Trust Fund. . For the fiscal year ended June 30, 2000, total intangible personal property tax collections were $994.7 million, a 17.8% decrease from the fiscal year ended June 30, 1999.

Estate Tax

Florida imposes an estate tax on the estate of a decedent for the privilege of transferring property at death. The estate tax is limited by the Florida Constitution to an amount equal to the aggregate credit or deduction allowable against an estate's federal or other state tax liability. Therefore, an elimination or reduction of the federal estate tax could significantly reduce the revenue from the C-5 Florida estate tax. All receipts of the estate tax are credited to the General Revenue Fund. . For the fiscal year that ended June 30, 2000, receipts from this tax were $778.7 million, an increase of 15.5% over the fiscal year ended June 30, 1999.

Lottery

Florida began its own lottery in 1988. Florida law requires that lottery revenues be distributed 50% to the public in prizes, at least 38.0% for use in enhancing education, and no more than 12.0% for costs of administering the lottery.

Lottery ticket sales for the fiscal year ended June 30, 2000, totaled an estimated $2,266.5 million, providing education with approximately $861.2 million.

Tobacco Litigation Award to Florida

Florida's 1997 tobacco litigation settlement, as amended in 1998, is expected to exceed $11 billion over a 25 year period. The settlement anticipates that Florida will use the proceeds for children's healthcare coverage and other health-related services, to reimburse Florida for medical expenses it has incurred, and for mandated improvements in enforcement efforts against the sale of tobacco products to minors. A portion of the settlement funds have been deposited in the Lawton Chiles Endowment Fund as a continuing source of funding for services to children and elders, and for biomedical research. As of June 30, 2000, the value of the Lawton Chiles Endowment Fund was approximately $1,182 million.

Debt-Balanced Budget Requirement

At the end of the fiscal year ended June 30, 1999, Florida had outstanding about $9,260 million in principal amount of debt secured by its full faith and credit. Since then, the State has issued about $691.3 million in principal amount of full faith and credit bonds. Florida's Constitution and statutes require that Florida not run a deficit in its budget, as a whole, or in any separate fund within its budget. Rather its budget and funds must be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believes a deficit will occur in any fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all Florida agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the Florida Constitution prohibits Florida from borrowing by issuing bonds to fund its operations.

Litigation

Currently under litigation are several issues relating to Florida actions or Florida taxes that put at risk a portion of General Revenue Fund monies. There is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on Florida's financial position. A brief summary of these matters follows. Nathan M. Hameroff, M.D., et al. v. Agency for Healthcare Administration, et al. The plaintiff challenged the constitutionality of Florida's Public Medical Assistance Trust Fund annual assessment on net operating revenue of free standing out-patient facilities offering sophisticated radiology services. The case is set to be heard in Leon County Circuit Court, 2nd Judicial Circuit, and is currently in the discovery phase. If Florida is unsuccessful in its action, the potential cost to Florida could be $116.8 million. Barnett Banks, Inc. v. Florida Department of Revenue The taxpayer in this case challenged the imposition of interest on additional amounts of corporate income tax due as a result of adjustments under a federal income tax audit that were reported to Florida. DOR's historical position is that interest is due from the due date of the return until payment C-6 of the additional amount of tax is made. The taxpayer contends that interest should begin to accrue only from the date the federal audit adjustments were due to be reported to Florida. A Final Order was issued adopting DOR's position, but the taxpayer won on appeal. The potential lost revenue and refund exposure are estimated in the range of $12 to $20 million annually. Savona, et al. v. Agency for Health Care Administration The plaintiffs seek reimbursement of differential between Medicare and Medicaid rates for dual-enrolled eligibles. The case is set to be heard in Leon County Circuit Court, 2nd Judicial Circuit. If the plaintiffs prevail, Florida's share (45%) of the potential liability could be up to $270 million.

Deficit Fund Equity

The Special Disability Trust Fund has a deficit fund balance of approximately $1.7 billion. This deficit is the result of claims expense over net assessment revenue.

Bond Ratings

Florida maintains a bond rating of Aa2, AA+, and AA from Moody's Investors Service, Standard & Poors Corporation, and Fitch Inc., respectively, on all of its general obligation bonds. While these ratings and some of the information presented above indicate that Florida is in satisfactory economic health, there can be no assurance that there will not be a decline in economic conditions or that particular Florida Municipal Obligations purchased by the Fund will not be adversely affected by any such changes.

Information

The sources for the information presented above include official statements and financial statements of the State of Florida. While the funds have not independently verified this information, the funds have no reason to believe that the information is not correct in all material respects.


APPENDIX D

Special Considerations Relating to Georgia Municipal Obligations

See Special Note prior to Appendix B

General

The fund's concentration in the debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to State of Georgia general obligations and state agency issues, the fund will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security's own structure and underlying economics.

Debt

The State of Georgia and its local governments issued $5.3 billion in municipal bonds in calendar 2000, a 7% decrease from the previous year. As of May 1, 2001, the state was rated Aaa by Moody's and AAA by S&P's and Fitch. The State of Georgia currently has net direct obligations of approximately $5.5 billion. In 1973, a constitutional amendment authorizing the issuance of state general obligation (GO) bonds was implemented. Since the implementation of the amendment, the state has funded most of its capital needs through the issuance of GO bonds. Previously, capital requirements were funded through the issuance of bonds by 10 separate authorities and secured by lease rental agreements and annual state appropriations. Georgia's constitution permits the state to issue bonds for two types of public purposes: (1) general obligation debt and (2) guaranteed revenue debt. The Georgia constitution imposes certain debt limits and controls. The state's GO debt service cannot exceed 10% of total revenue receipts less refunds of the state treasury. GO bonds have a maximum maturity of 25 years and 67% of the state's debt is scheduled to be retired in 10 years or less. Maximum GO debt service requirements are well below the legal limit at 5.1% of fiscal year 1999 treasury receipts. The state established "debt affordability" limits that provide that outstanding debt will not exceed 2.7% of personal income or that maximum annual debt service will not exceed 5% of the prior year's revenues. The state's near-term debt offerings will be limited to allow for a decrease to these levels.

In addition to the GO and appropriation-backed debt described above, about $72.2 million of bonds issued by the Georgia Environmental Facilities Authority are outstanding. Also, the Georgia Tollway Authority has about $226.2 million of revenue bonds outstanding. Although these bonds are issued by the above authorities, the state's full faith and credit is pledged towards the repayment of the bonds.

Economy

The State of Georgia is the tenth most populous state with a population of approximately 7.8 million residents, increasing over 20% from 1990 to 1999. In this same period, the state experienced strong economic expansion and job growth. The state's very strong economy attracted new businesses and labor force personnel throughout the 1990s. The services sector has played a key role in the state becoming a regional center for the entire Southeast region. From 1989 to 1998, the services sector strengthened as the leading employment sector in the state increasing to over 28% of employment from about 22.5% of employment. Another leading employment sector continues to be the trade sector that held steady at around 23% of employment throughout the state from 1989 to 1998. The Atlanta metropolitan statistical area continues to serve as the central focus on the strong economic growth occurring throughout the state with approximately 45% of the state's population. This area includes Atlanta, the state's capital and 18 surrounding counties. The next largest metropolitan area is the Columbus-Muscogee area.

The state's economy continues to outperform the nation. The state's very strong economy is highlighted by a very strong labor market. From 1992 to 2000, the state's unemployment rate steadily decreased and is currently at its 30-year low of just 3.6%. The state's per capita income continues to improve against the national average and currently is 96.3% of the U.S. level. This is a significant trend with the realization that the state continues to be very attractive from a quality of life and cost of living perspective.

Financial

The creditworthiness of the portfolio is largely dependent on the financial strength of the State of Georgia and its localities. The state's strong economic performance continues to translate into its strong financial performance and accumulation of substantial reserves. In the early 1990s, the state depleted its reserve fund balances and invoked tightened budgeting practices while experiencing revenue shortfalls brought on by a lagging recession. Economic began to improve in 1992 and have continued on a positive trend. From fiscals 1994 to 1999, the state has annually strengthened its unreserved general fund balances. At the close of fiscal 1999, the state had almost $1.26 billion of unreserved general fund reserves or about 7.1% of expenditures. In addition to this healthy unreserved general fund balance, the state had a revenue shortfall reserve of about $381 million and a reserve for midyear adjustments of around $127 million. Such strong reserve levels allow financing flexibility and provide very strong safeguards against short-term economic swings.

A significant portion of the portfolio's assets is expected to be invested in the debt obligations of local governments and public authorities with investment-grade ratings of BBB or higher. While local governments in Georgia are primarily reliant on independent revenue sources such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. The fund may purchase obligations issued by public authorities in Georgia which are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state's general fund. Likewise, certain enterprises such as water and sewer systems or hospitals may be affected by changes in economic activity.

Sectors

Certain areas of potential investment concentration present unique risks. A significant portion of the fund's assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten the length of hospital stays, a phenomenon that has negatively affected the financial health of many hospitals. All hospitals are dependent on third-party reimbursement sources such as the federal Medicare and state Medicaid programs or private insurers. To the extent these payors reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants that could affect issuers' financial performance. Such risks include unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the electric utility industry.

The fund may invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.


APPENDIX E

Special Considerations Relating to New York Municipal Obligations

See Special Note prior to Appendix B

Risk Factors

The information set forth below is derived from the Official
Statements and/or preliminary drafts of Official Statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.

Economic Trends

Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.

New York City

The City, with a population of approximately 8 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

For each of the 1981 through 2000 fiscal years, the City had an operating surplus, before discretionary transfers, and achieved balanced C-13 operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"), after discretionary transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap- closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in the 2001 and 2002 fiscal years, before discretionary transfers, and budget gaps for each of the 2003, 2004 and 2005 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.

The City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the federal budget negotiation process could result in a reduction in or a delay in the receipt of federal grants which could have additional adverse effects on the City's cash flow or revenues.

The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2001 through 2005 fiscal years (the "2001-2005 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and federal aid and the impact on City revenues and expenditures of any future federal or State policies affecting the City.

Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2001 through 2005 contemplates the issuance of $11.4 billion of general obligation bonds and approximately $5.54 billion of bonds (excluding bond anticipation notes) to be issued by the New York City Transitional Finance Authority (the "Finance Authority"). In addition, the Financial Plan anticipates access to approximately $2.4 billion (including the $604 million of bond proceeds received to date) in financing capacity of TSASC, Inc. ("TSASC"), which issues debt secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States. The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping City indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, New York City Municipal Water Finance Authority ("Water Authority"), Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC. Future developments concerning the C-14 City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. For the 2000 fiscal year, the City had an operating surplus of $3.187 billion, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 2000 fiscal year is the twentieth consecutive year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

On January 25, 2001, the City released the Financial Plan for the 2001 through 2005 fiscal years, which relates to the City and certain entities which receive funds from the City. The Financial Plan is a modification to the financial plan submitted to the Control Board on June 15, 2000 (the "June Financial Plan"), as modified in November 2000. The Financial Plan projects revenues and expenditures for the 2001 and 2002 fiscal years balanced in accordance with GAAP, and projects gaps of $2.4 billion, $2.5 billion and $2.3 billion for fiscal years 2003 through 2005, respectively.

Changes since the June Financial Plan include: (i) an increase in projected revenues of $950 million, $589 million, $604 million and $696 million in fiscal years 2001 through 2004, respectively, reflecting primarily increases in projected personal income, business and sales tax revenues; (ii) an increase in projected revenues of $323 million and $139 million in fiscal years 2001 and 2002, respectively, due to reductions in proposed tax cuts;
(iii) increased pension costs resulting primarily from a cost of living adjustment in pension payments totaling $132 million, $265 million, $380 million and $480 million in fiscal years 2001 through 2004, respectively; (iv) an increase in labor costs totaling $130 million, $220 million, $180 million and $200 million in fiscal years 2001 through 2004, respectively, to reflect the elimination of previously planned savings, partially offset by recently negotiated fringe benefit cost savings; and
(v) other net spending increases of $134 million, $340 million, $401 million and $379 million in fiscal years 2001 through 2004, respectively, including increased spending for Medicaid, police, energy, debt service and other agency spending.

In addition, the Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 2002 fiscal year and to reduce projected gaps for fiscal years 2003 through 2005. The gap-closing actions for the 2001 through 2005 fiscal years include: (i) additional agency savings and revenue actions totaling $346 million, $692 million, $330 million, $312 million and $312 million for fiscal years 2001 through 2005, respectively; (ii) State reimbursement for landfill closure costs in fiscal year 2002 totaling $75 million; (iii) additional federal and State actions of $350 million in each of fiscal years 2002 through 2005; and (iv) the proposed sale of OTB in fiscal year 2002 for $250 million. The Financial Plan includes a proposed discretionary transfer in the 2001 fiscal year of $2.3 billion to pay debt service due in fiscal year 2002 and a proposed discretionary transfer in fiscal year 2002 of $345 million to pay debt service due in fiscal year 2003.

The Financial Plan assumes: (i) collection of projected rent payments for the City's airports, totaling $350 million, $205 million, $140 million and $70 million in the 2002 through 2005 fiscal years, respectively, which depends on the successful completion of negotiations with The Port Authority of New York and New Jersey (the "Port Authority") or the enforcement of the City's rights under the C-15 existing leases through pending legal actions; (ii) State and federal approval of the State and federal gap-closing actions proposed by the City in the Financial Plan; (iii) the annual receipt of $114 million of State payments to a stock transfer tax incentive fund reflected in the Financial Plan as a revenue to the City which was not included in the Governor's Executive Budget; (iv) the successful completion of the sale of OTB, which will require State legislative approval; and (v) the sale of approximately $150 million of assets. The

Financial Plan contains a labor reserve for merit pay wage increases for City employees for two years after their collective bargaining agreements expire, at a cost of $355 million, $750 million, $800 million and $800 million in fiscal years 2001 through 2004, respectively. The Financial Plan does not make any provision for wage increases other than the labor reserve for merit pay increases discussed above. The Financial Plan also reflects a proposed tax reduction program which totals $405 million, $721 million, $1.0 billion and $1.2 billion in fiscal years 2002 through 2005, respectively. This tax reduction program includes elimination of the commercial rent tax over four years; the extension of current tax reductions for owners of cooperative and condominium apartments; an earned income tax credit; a credit against the personal income tax for resident owners of Subchapter S corporations; repeal of the $2 hotel tax; elimination of the sales tax on clothing and footwear; and a 10% reduction in business taxes, each of which requires approval by the State legislature and/or the City Council. It can be expected that the Financial Plan will engender public debate, which will continue through the time the budget is scheduled to be adopted in June 2001, and that there will be proposals to increase spending. Accordingly, the Financial Plan may be changed by the time the budget for fiscal year 2002 is adopted. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and modest employment growth and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2001 through 2005 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Although the City has maintained balanced budgets in each of its last twenty fiscal years and is projected to achieve balanced operating results for the 2001 fiscal year, there can be no assurance that the gap-closing actions proposed in the Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and C-16 reductions in essential City services could adversely affect the City's economic base. On September 13, 2000, Standard & Poor's revised its rating of City bonds upward to A. Moody's rating of City bonds was revised in August 2000 to A2 from A3. On March 8, 1999, Fitch revised its rating of City bonds upward to A from A- and on September 15, 2000, Fitch revised its rating to A+. Moody's, Standard & Poor's and Fitch currently rate the City's outstanding general obligation bonds A2, A and A+, respectively.

New York State and its Authorities

The State Financial Plan projects balance on a cash-basis for the 2000-2001 fiscal year, with a closing balance in the General Fund of $1.4 billion. The Governor's Executive Budget projects balance on a cash basis for the 2001-2002 fiscal year, with a closing balance in the General Fund of $2.3 billion, including a projected reserve of $1.3 billion to mitigate the impact in future years of a potential national economic slowdown. The Legislature and the State Comptroller will review the Governor's Executive Budget and are expected to comment on it. There can be no assurance that the Legislature will enact the Executive Budget into law, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth in the Executive Budget. Depending on the amount of State aid provided to localities, the City might be required to make changes in its Financial Plan. The State Financial Plan contains projections of a potential imbalance in the 2002-2003 fiscal year of $2.5 billion and in the 2003-2004 fiscal year of $2.9 billion, assuming implementation of the 2001-2002 Executive Budget recommendations. The current gap projections do not count on the use of any of the proposed $1.3 billion reserve fund in either 2002-2003 or 2003-2004, and include no new collective bargaining costs after the current labor contracts expire in 2003. In addition, the third quarterly update to the State's Annual Information Statement (the "Update") describes risks relating to a slowing economy and litigation against the State. According to the Update, the State revised the cash-basis 2000-01 State Financial Plan on January 16, 2001, with the release of the 2001-02 Executive Budget. The State Division of the Budget ("DOB") now expects the State to close the 2000-01 fiscal year with an available cash surplus of $1.36 billion in the General Fund. The projected surplus as reported by DOB results from $1.71 billion in higher projected receipts, reduced in part by $346 million in higher estimated disbursements compared to the Mid-Year update. DOB revised its projected receipts and disbursements based on a review of actual operating results through December 2000, as well as an analysis of underlying economic and programmatic trends it believes may affect the Financial Plan for the balance of the fiscal year. DOB projects a closing balance in the General Fund of $1.14 billion in 2000- 01. The balance is comprised of $627 million in the Tax Stabilization Reserve after an $80 million deposit in 2000-01; $338 million in the Community Projects Fund, which pays for Legislative initiatives; $150 million in the Contingency Reserve Fund; and $29 million in the Universal Pre-Kindergarten Fund. In addition to the General Fund closing balance of $1.14 billion, the State will have a projected $1.85 billion in the tax refund reserve account at the end of 2000-01. The refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The projected balance of $1.85 billion is comprised of $1.28 billion from the 2000-01 surplus, $521 million from LGAC that may be used to pay tax refunds during 2000-01 but must be on deposit at the close of the fiscal year, and $49 million in other funds designated to pay other tax refunds. The closing balance also excludes $1.2 billion in the School Tax Relief (STAR) Special Revenue Fund (for future C-17 STAR payments) and $250 million in the Debt Reduction Reserve Fund (for 2001-02 Debt Reduction). Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State Financial Plan. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by recent events. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the Financial Plan forecast. Merging and downsizing by firms, as a consequence of deregulation, continued foreign competition or a sustained economic downturn, may have more significant adverse effects on employment than expected. The 2000-01 Financial Plan is also necessarily based upon forecasts of national and State economic activity. The DOB believes that its projections of receipts and disbursements relating to the 2000-01 Financial Plan, and the assumptions on which they are based, are reasonable, however, actual results could differ materially and adversely from these projections. Standard & Poor's rates the State's general obligation bonds AA, and Moody's rates the State's general obligation bonds A2. On December 19, 2000, Standard & Poor's revised its rating on the State's general obligation bonds from A+ to AA.

Litigation

A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to carry out the State Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2000, amounted to approximately $3.5 billion.


APPENDIX F

Special Considerations Relating to Pennsylvania Municipal
Obligations

See Special Note prior to Appendix B

The following highlights only some of the more significant financial trends and problems affecting Pennsylvania, and is based on information drawn from official statements and prospectuses relating to securities offerings of the Commonwealth of Pennsylvania, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. The fund has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.

Overview

Because the funds concentrate their investments in Pennsylvania, there are risks associated with the funds that would not exist if the funds' investments were more widely diversified. These risks include the possible enactment of new legislation in Pennsylvania that could affect obligations of the state or its political subdivisions, municipalities or agencies, economic factors that could affect such obligations, and varying levels of supply and demand for obligations of the Commonwealth and its political subdivisions, municipalities, and agencies.

Constitutional and Statutory Revenue Limitations

The Constitution of Pennsylvania requires that all taxes shall be uniform, upon the same class of subjects, within the territorial limits of the authority levying the tax, and shall be levied and collected under the general laws of the Commonwealth of Pennsylvania. The Constitution of Pennsylvania provides that the General Assembly may exempt from taxation certain persons and property. For instance, the General Assembly may establish exemption or special tax treatment for classes based on age, disability, infirmity, or poverty.

Local taxes (other than Philadelphia) are generally authorized under the Local Tax Enabling Act. This statute generally authorizes, and imposes limits on, the ability of political subdivisions to impose taxes. Pennsylvania's political subdivisions consist of counties, municipalities, and school districts. The Local Tax Enabling Act does not apply to counties whose taxing authority is limited for the most part to real estate and personal property taxes. Most Philadelphia taxes (other than real estate and personal property taxes) are imposed pursuant to the general authority of two enabling acts (referred to as the Sterling Act and the Little Sterling Act), applicable to the City and School District, respectively. Each of these statutes grants broad taxing powers. The Philadelphia business privilege tax is imposed under the authority of the First Class City Business Tax Reform Act.

The Pennsylvania Intergovernmental Cooperation Authority Act for cities of the first class authorizes Philadelphia to enact a combination of a sales tax, a realty transfer tax or a wage and net profits tax for the benefit of the Pennsylvania Intergovernmental Cooperation Authority ("PICA"). The PICA tax on wages and net profits reduces the amount of wage and net profits taxes imposed under the Sterling Act (prior to the imposition of the PICA tax), so that the combined rate of tax remains the same. Other local taxes are specially enacted or authorized for certain classes of localities, including Philadelphia and Pittsburgh. The Pennsylvania General Assembly has enacted legislation which gives local governments the option of reducing property taxes and simplifying their local tax system by collecting an earned income or other type of tax. The General Assembly may, in the future, consider other local tax reform measures.

Pennsylvania Taxes

The Commonwealth General Fund budgets for fiscal 1996 through 2000 included various tax reduction measures. Tax reductions included in the enacted fiscal 2000 budget totaled an estimated $390.2 million. Enacted permanent tax cuts for fiscal 2001 total an estimated $444.6 million and include a phase-out of the capital stock and franchise tax.

In the fall of 1998, Pennsylvania enacted the Keystone Opportunity Zone Act, which provides for the creation of "keystone opportunity zones" designed to spur economic development by foregoing state and local taxes under certain circumstances. The legislation provides for relief from, among other things, corporate net income taxes, capital stock/foreign franchise taxes, personal income taxes and sales and use taxes (on purchases used and consumed by businesses in the zone). Legislation enacted in 2000 expands the program.

General Economic Conditions In Pennsylvania

Historically, the key industries in Pennsylvania were in the areas of manufacturing and mining, with steel and coal industries of national importance. These industries have made Pennsylvania vulnerable not only to cyclical economic fluctuations, but also to pronounced long-term changes in the nation's economic structure. In recent years, the state has experienced growth in the services sector, including trade, medical and health services, education, and financial institutions. Manufacturing has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth.

The five-year period ending with fiscal 2000 was a time of economic growth with modest rates of growth at the beginning of the period and larger increases during the most recent years. Throughout the period, inflation has remained relatively low, helping to restrain expenditure growth. Favorable economic conditions have helped total revenues and other sources rise at an annual average of 5.5% (5.9% on a "GAAP" basis) during the five-year period. The annual growth rate for taxes, the largest revenue source, increased at an average annual rate of 5.0% (5.0% on a "GAAP" basis). License and fee revenues rose at a 9.5% annual rate, largely because of various motor vehicle fee increases effective for fiscal 1998. Other revenues, mostly charges for sales and services and investment income, increased at an average annual rate of 20.3%. Expenditure and other uses during the fiscal 1996 through fiscal 2000 period rose at a 4.5% (4.6% on a "GAAP" basis) average annual rate, led by a 17.3% average annual increase for economic development and assistance costs, protection of person and property costs.

The 1999 fiscal year ended with an unappropriated surplus (prior to the transfer to the Tax Stabilization Reserve Fund) of $702.9 million, an increase of $214.2 million from June 30, 1998. Transfers to the Tax Stabilization Reserve Fund totaled $225.4 million for fiscal year 1999 consisting of $105.4 million representing the statutory 15% of the fiscal year-end unappropriated surplus and an additional $150 million from the unappropriated surplus authorized by the General Assembly. The $447.5 million balance of the unappropriated surplus was carried over to fiscal year 2000. The higher unappropriated surplus was generated by tax revenues that were $712.0 million (3.9%) above estimate and $61.0 million of non-tax revenue (18.4%) above estimate. Higher than anticipated appropriation lapses also contributed to the higher surplus. A portion of the higher revenues and appropriation lapses were used for supplemental fiscal 1999 appropriations totaling $357.8 million. Including the supplemental appropriations and net of appropriation lapses, expenditures for fiscal 1999 totaled $18,144.9 million, a 5.9% increase over expenditures during fiscal 1998.

For GAAP purposes, assets increased $1,024 million in fiscal 1999 and liabilities rose $119.5 million. The increase in assets over liabilities for fiscal 1999 caused the fund balance as of June 30, 1999 to increase by $904.5 million over the fund balance as of June 30, 1998. The total fund balance as of June 30, 1999 was $2,863.4 million. At the end of the 2000 fiscal year the unappropriated surplus balance (prior to the transfer to the Tax Stabilization Reserve Fund) totaled $718.3 million, a $280.6 million increase from fiscal 1999 year-end. The gain was due to higher than anticipated revenues and appropriation lapses that were partially offset by additional supplemental appropriations and reserves for tax refunds. $107.7 million was transferred from the surplus to the Tax Stabilization Reserve Fund representing the required 15% annual transfer. The remaining $610.5 million fiscal year-end unappropriated surplus balance was carried over to the 2001 fiscal year. Commonwealth revenues for the 2000 fiscal year totaled $20,256.7 million, an increase of 5.4% ($1,030 million) over the prior fiscal year. Expenditures for the fiscal year (excluding pooled financing expenditures and net of appropriation lapses) were $19,171 million representing a 5.7% ($1,026 million), increase over the prior fiscal year.

For GAAP purposes, assets increased $1,731.4 million in fiscal 2000, chiefly due to higher temporary investments. Liabilities also rose during the period by $331.1 million. Together, these changes produced a $1,400.3 million increase to the fund balance at June 30, 2000. The fund balance at the end of fiscal 2000 was $4,263.6 million, the largest fund balance achieved since audited GAAP reporting was instituted in 1984 for the Commonwealth. The $1,105 million June 30, 2000 balance in the Tax Stabilization Reserve Fund is included in the GAAP basis fund balance for the General Fund. Revenues from taxes and other sources during fiscal 2000 increased 5.9 percent over the fiscal 1999 level. Expenditures and other uses rose during the fiscal year by 6.8 percent.

The General Fund budget for the 2001 fiscal year was approved by the General Assembly in May 2000. The enacted budget authorized $19,910.8 million of spending from estimated Commonwealth revenues of $19,314.8 million (net of estimated tax refunds and enacted tax changes and property tax rebate). A draw down of most of the $610.5 million fiscal 2000 year-end unappropriated balance is intended to fund the $596.0 million difference between estimated revenues and authorized spending. The amount of spending authorized in the enacted budget is 2.5 percent over the total amount of spending authorized for fiscal 2000 of $19,426.3 million. Tax changes enacted for the fiscal 2001 budget and effective during the fiscal year are estimated to reduce Commonwealth revenues to the General Fund by $444.6 million. In addition, a non-recurring state-paid tax rebate to qualifying property owners equal to a portion of their fiscal year 1998-99 school district property taxes was included in the budget.

Tax rebate payments to be made during the 2000-01 fiscal year are budgeted in the amount of $330 million. The estimate in the enacted budget for the Commonwealth revenues to be received during fiscal year 2001 is based upon an economic forecast for real gross domestic product to grow at a 3.7% rate from the second quarter of 2000 to the second quarter of 2001. This rate of growth for real gross domestic product represents an expected slow-down in national economic growth compared to the rate of growth in fiscal 2000. The most modest economic growth rate is anticipated to be a response to a slower rate of consumer spending to a level consistent with personal income gains and by smaller increases in business investment as interest rates rise and profit gains are weak. The expected slower economic growth is not expected to cause an appreciable increase in the unemployment rate during the fiscal year. Inflation is expected to remain moderate during the period. Trends for the Pennsylvania economy are expected to maintain their current close association with national economic trends. Personal income growth is anticipated to remain slightly below that of the U.S., while the Pennsylvania unemployment rate is anticipated to be very close to the national rate.

Commonwealth revenues (prior to adjustment for the estimated cost of enacted tax reductions) are projected to increase by 3.2% over fiscal 2000 receipts. Appropriations from Commonwealth funds in the enacted budget for fiscal 2001 are 2.5 percent over fiscal 2000 appropriations. On February 6, 2001, Pennsylvania Governor Ridge delivered his budget address for fiscal 2002. The proposed fiscal 2002 budget for the General Fund is $20.8 billion, an increase of $793 million or 4%. The proposed budget includes $216.9 million in tax reductions (including the continued phase-out of the capital stock and franchise tax). Estimated General Fund revenue in the proposed budget is $20.5 billion.

The following table shows the average annual unemployment rate for Pennsylvania and the nation for the periods indicated. This information is drawn from official statements and prospectuses relating to securities offerings of the state of Pennsylvania, its agencies, and instrumentalities. No independent verification of the information contained in such official statements and other publicly available documents has been made.

Period
Pennsylvania
United States
1990
5.4%
5.6%
1991
7.0%
6.8%
1992
7.6%
7.5%
1993
7.1%
6.9%
1994
6.2%
6.1%
1995
5.9%
5.6%
1996
5.3%
5.4%
1997
5.2%
4.9%
1998
4.6%
4.5%
1999
4.4%
4.2%

As of November 2000, the seasonally adjusted unemployment rate for the Commonwealth was 4.2%, compared to 4.0% for the United
States.

From time to time, certain Pennsylvania municipalities and political subdivisions have experienced economic downturns. For example, the financial condition of the City of Philadelphia in the early 1990s had impaired its ability to borrow and resulted in its obligations being downgraded by the major rating services to below investment grade. However, these obligations have since been upgraded.

The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying its fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time Philadelphia is operating under a five-year fiscal plan approved by PICA on May 16, 2000.

No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $959.4 million in special revenue bonds outstanding as of June 30, 2000. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

There is various litigation pending against the Commonwealth, its officers, and employees. In 1978, the Pennsylvania General assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth are pending, some of which, if decided adversely to the Commonwealth, could have a material adverse impact on governmental operations.

All of the foregoing factors could affect the outstanding obligations of the Commonwealth and its municipalities and political subdivisions, including obligations held by the funds. Further, there can be no assurance that the same factors that adversely affect the economy of the Commonwealth generally will not also adversely affect the market value or marketability of obligations issued by local units of government or local authorities in the Commonwealth, or the ability of the obligators to pay the principal of or interest on such obligations. As of January 2001, Pennsylvania General Obligation Bonds were rated Aa2 by Moody's, AA by Fitch and AA by S&P.


APPENDIX G

Special Considerations Relating to Massachusetts Municipal
Obligations

Summary

The Commonwealth of Massachusetts and certain of its cities and towns and public bodies have experienced financial difficulties in the past that have adversely affected their credit standing. The recurrence of such financial difficulties could adversely affect the market value of the instruments held in the funds. The information summarized below describes some of the more significant factors that could affect the funds or the ability of the obligors to pay debt service. The sources of such information are the official statements of issuers located in the Commonwealth of Massachusetts, as well as other publicly available documents, and statements of public information contained in such statements and documents, but the fund is not aware of facts which would render such information inaccurate.

Fiscal Matters

The Commonwealth's operating fund structure satisfies the requirements of state finance law and is in accordance with generally accepted accounting principles ("GAAP"), as defined by the Governmental Accounting Standards Board. The General Fund and those special revenue funds which are appropriated in the annual state budget receive most of the non-bond and non-federal grant revenues of the Commonwealth. These funds are referred to herein as the "budgeted operating funds" of the Commonwealth. They do not include the capital projects funds of the Commonwealth, into which the proceeds of Commonwealth bonds are deposited. The three principal budgeted operating funds are the General Fund, the Highway Fund and the Local Aid Fund. Expenditures from these three funds generally account for approximately 93% of total expenditures of the budgeted operating funds.

The Commonwealth's budgeted operating funds for fiscal 1997, 1998, 1999 and 2000 showed an excess (deficiency) of revenues and other sources over expenditures and other uses of $221 million, $798 million, ($80) million and $173 million and positive fund balances of $1.394 billion, $2.192 billion, $2.112 billion and $2.285 billion, respectively. Over the same period, budgeted expenditures and other uses were approximately $17.949 billion for fiscal 1997, $19.002 billion for fiscal 1998, $20.245 billion for fiscal 1999 and $22.414 billion for fiscal 2000.

The Commonwealth's fiscal 2001 budget is based on numerous spending and revenue estimates, the achievement of which cannot be assured. The Executive Office of Administration and Finance estimates fiscal 2000 budgeted expenditures and other uses will total approximately $22.1 billion, and budgeted revenues and other sources will total approximately $22.1 billion.

Limitations on Tax Revenues

Chapter 62F, which was enacted by the voters in November, 1986, establishes a state tax revenue growth limit for each fiscal year equal to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. Chapter 62F also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, is to be applied as a credit against the then current personal income tax liability of all taxpayers in the Commonwealth in proportion to the personal income tax liability of all taxpayers in the commonwealth for the immediately preceding tax year. The law does not exclude principal and interest payments on Commonwealth debt obligations from the scope of its tax limit. However, the preamble contained in Chapter 62F provides that "although not specifically required by anything contained in this chapter, it is assumed that from allowable state tax revenues as defined herein the Commonwealth will give priority attention to the funding of state financial assistance to local governmental units, obligations under the state governmental pension systems, and payment of principal and interest on debt and other obligations of the Commonwealth."

Tax revenues in fiscal 1997 through fiscal 2000 were lower than the limit set by Chapter 62F, and the Executive Office for Administration and Finance currently estimates that state tax revenues in fiscal 2000 will not reach the limit imposed by either of these statutes. For fiscal 2000, as calculated by the State Auditor pursuant to Chapter 62F, net state tax revenues were approximately $15.702 billion and allowable state tax revenues were approximately $16.694 billion.

Reductions in Income Tax Rates

On November 7, 2000, Massachusetts voters approved two initiative petitions that will reduce personal income taxes. One of the approved petitions sets the Part B income tax rate at 5.6% on January 1, 2001, 5.3% on January 1, 2002 and 5% on January 1, 2003 and thereafter. The Department of Revenue estimates that this change will reduce fiscal 2001 revenues by $135 million, fiscal 2002 revenues by $457 million and fiscal 2003 revenues by $883 million. The annualized value of the reduction, once fully effective in fiscal 2004, is estimated to be approximately $1.154 billion. The other approved petition provides for a personal income tax deduction for charitable contributions, effective January 1, 2001. The petition essentially re-enacts a provision for such a deduction included in the fiscal 2001 budget. The Department of Revenue estimates the cost of the deduction to be $70 million to $90 million in fiscal 2001 and $157 million to $192 million annually thereafter. An initiative petition that would have established tax credits for amounts paid as tolls and motor vehicle excise taxes was disapproved by the voters.

Local Aid - Proposition 2 1/2

In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Proposition 2 1/2 is not a provision of the state constitution and accordingly is subject to amendment or repeal by the Legislature. Proposition 2 1/2, as amended to date, limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full and fair cash valuation of the real estate and personal property therein, and (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. Proposition 2 1/2 also limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (i) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town at its option. The law contains certain override provisions and, in addition, permits debt service on specific bonds and notices and expenditures for identified capital projects to be excluded from the limits by a majority vote at a general or special election. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. Between fiscal 1981 and fiscal 1999, the aggregate property tax levy grew from $3.346 billion to $6.753 billion, representing an increase of approximately 101.8%. By contrast, according to the federal Bureau of Labor Statistics, the consumer price index for all urban consumers in Boston grew during the same period by approximately 107.9%.

Many communities have responded to the limitation imposed by Proposition 2 1/2 through statutorily permitted overrides and exclusions. There are three types of referenda questions (override of levy limit, exclusion of debt service, or exclusion of capital expenditures) which permit communities to exceed the limits of Proposition 2 1/2. Override activity steadily increased throughout the 1980's before peaking in fiscal 1991 and decreasing thereafter. In fiscal 1999, 24 communities had successful override referenda which added $8.7 million to their levy limits. In fiscal 1999, the impact of successful override referenda going back as far as fiscal 1993, was to raise the levy limits of 125 communities by $67 million. Although Proposition 2 1/2 will continue to constrain local property tax revenues, significant capacity exists for overrides in nearly all cities and towns.

In addition to overrides, Proposition 2 1/2 allows a community, through voter approval, to assess taxes in excess of its levy limit for the payment of certain capital projects (capital outlay expenditure exclusions) and for the payment of specified debt service costs (debt exclusions). Capital exclusions were passed by 20 communities in fiscal 1999 and totaled $4.6 million. In fiscal 1999, the impact of successful debt exclusion votes going back as far as fiscal 1993, was to raise the levy limits of 250 communities by $945.8 million.

Commonwealth Financial Support for Local Governments

During the 1980s, the Commonwealth increased payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of Proposition 2 1/2 on local programs and services. In fiscal 2000, approximately 21.7% of the Commonwealth's budget is estimated to be allocated to direct Local Aid. Local Aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance. Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts as reported on the so-called "cherry sheet" prepared by the Department of Revenue, excluding certain pension funds and nonappropriated funds.

As a result of comprehensive education reform legislation enacted in June 1993, a large portion of general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth's poorer communities. The legislation established a fiscal 1993 state spending base of approximately $1.288 billion for local education purposes and required annual increases in state expenditures for such purposes above that base, subject to appropriation, estimated to be approximately $2.803 billion in fiscal 2000. All of the budgets in fiscal years 1994 through 2000 have fully funded the requirements imposed by this legislation.

Another component of general revenue sharing, the Lottery and Additional Assistance programs, provides unrestricted funds for municipal use. There are also several specific programs funded through direct Local Aid, such as highway construction, school building construction, and police education incentives.

In addition to direct Local Aid, the Commonwealth has provided substantial indirect aid to local governments, including, for example, payments for Massachusetts Bay Transportation Authority assistance and debt service, pensions for teachers, housing subsidies and the costs of courts and district attorneys that formerly had been paid by the counties. Beginning July 1, 2000, Commonwealth support for the Massachusetts Bay Transportation Authority will take the form of dedicated tax revenues.

Initiative Law

A statute adopted by voter initiative petition at the November 1990 statewide election regulates the distribution of Local Aid to cities and towns. This statute requires that, subject to annual appropriation, no less than 40% of collections from personal income taxes, sales and use taxes, corporate excise taxes, and lottery fund proceeds be distributed to cities and towns. Under the law, the Local Aid distribution to each city or town would equal no less than 100% of the total Local Aid received for fiscal 1989. Distributions in excess of fiscal 1989 levels would be based on new formulas that would replace the current Local Aid distribution formulas. By its terms, the new formula would have called for a substantial increase in direct Local Aid in fiscal 1992 and subsequent years. Nonetheless, Local Aid payments remain subject to annual appropriation by the legislature, and appropriations for Local Aid since the enactment of the initiative law have not met the levels set forth in the initiative law.
Commonwealth Expenditures

Fiscal 1997 budgeted expenditures were $17.949 billion, an increase of 6.3% over fiscal 1996 levels. Fiscal 1998 budgeted expenditures were $19.002 billion, an increase of 5.9% over fiscal 1997. Fiscal 1999 budgeted expenditures were $20.245 billion, an increase of 6.5% over fiscal 1998. Fiscal 2000 budgeted expenditures were $22.414, an increase of 10.7% over fiscal year 1999. It is estimated that fiscal 2001 budgeted expenditures will be $22.110 billion.

Commonwealth expenditures since 1997 largely reflect significant growth in several programs and services provided by the Commonwealth, principally direct Local Aid, Medicaid, higher education, and other program expenditures.

The Commonwealth is responsible for the payment of pension benefits for state employees and for school teachers throughout the state and for certain cost-of-living increases payable to local government retirees. The Commonwealth has adopted a funding schedule under which it is required to fund future pension liabilities currently and to amortize the accumulated unfunded liabilities by June 30, 2018. Since the adoption of this schedule, the amount of the unfunded liability has been reduced significantly. In fiscal 1999, the pension expenditure was $990 million. In fiscal 1996, a number of reform measures affecting pensions were enacted into law. Among the most notable were a measure consolidating the assets of the state employees' and teachers' retirement systems into a single investment fund and another that will reform the disability pension system.

Commonwealth Bond and Note Liabilities

The Commonwealth is authorized to issue three types of debt: general obligation debt, special obligation debt, and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts credited to the Highway Fund or with a pledge of receipts credited to the Boston Convention and Exhibition Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. In addition, certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue bonds and notes for which the Commonwealth is either directly, in whole or in part, or indirectly liable. As of January 1, 2001, the Commonwealth's total bond and note liabilities was $18.288 billion, consisting of approximately $12.057 billion of general obligation debt, $564 million of special obligation debt, $1.499 billion of federal grant anticipation notes, $3.958 billion of Commonwealth supported debt and $210 million of Commonwealth guaranteed debt. Based on the United States census resident population estimate for Massachusetts for 1999, the per capita debt as of June 30, 1999 was $2,470.

Commonwealth Capital Spending

Since fiscal 1992, the Executive Office for Administration and Finance has maintained a five-year capital spending plan, including an annual administrative limit on the amount of bond-financed state capital spending. Actual bond-financed capital expenditures during fiscal years 1996, 1997, 1998 and 1999 were approximately $908 million, $955 million, $1.0 billion and $1.0 billion, respectively. Total capital spending for the current five year plan is estimated to be $3.197 billion for fiscal 2001, $2.747 billion for fiscal 2002, $2.284 billion for fiscal 2003, $1.776 billion for fiscal 2004 and $1.668 billion for fiscal 2005. Capital spending for fiscal years 2000 through 2004 to be financed from debt issued by the Commonwealth is forecast at $5.6 billion, which includes both general obligation bonds and special obligation debt, and which is significantly below legislatively authorized capital spending levels. The five-year capital plan contemplates that the projected level of capital spending will leverage approximately $2.301 billion of federal highway funding. Due to the size and complexity of the Commonwealth's capital program, and other factors, the timing and the amount of actual expenditures and debt issuances over the period will likely vary somewhat from the annual spending amounts contained in the five-year capital plan. Central Artery/Ted Williams Tunnel Project.

The largest single component of the Commonwealth's capital program currently is the Central Artery/Ted Williams Tunnel project, a major construction project that is part of the completion of the federal interstate highway system. The project involves the depression of a portion of Interstate 93 in downtown Boston (the Central Artery), which is now an elevated highway, and the construction of a new tunnel under Boston harbor (the Ted Williams Tunnel) to link the Boston terminus of the Massachusetts turnpike (Interstate 90) to Logan International Airport and points north. The magnitude of the Central Artery/Ted Williams Tunnel project has resulted in the realignment of certain transportation assets in the Commonwealth and the development of additional financing mechanisms to support its completion, including payments from the Massachusetts Turnpike Authority and the Massachusetts Port Authority and state borrowings in anticipation of future federal highway reimbursements. The completed project will be owned and operated by the Massachusetts Turnpike Authority as part of the Metropolitan Highway System which was established in conjunction with the project.

On March 15, 2000 the Massachusetts Turnpike Authority filed with the Federal Highway Administration a finance plan update for the Central Artery/Ted Williams Tunnel project describing the components of the additional project cash needs of $1.398 billion, expected total cash outlays of $13.064 billion and the Governor's proposed funding plan. The plan included as an appendix an interim cost validation report by the consultants that had been retained by the Turnpike Authority to undertake an independent assessment of its findings. The consultants analyzed only the estimates related to design and construction costs, which amounted to $975 million of the $1.398 billion total. The consultants reported that the $975 million assessment was realistic but also indicated that they had identified risk areas of potential additional costs totaling approximately $300 million.

On April 11, 2000 the U. S. Secretary of Transportation released a report dated March 31, 2000 that had been prepared by a task force of federal officials pursuant to the action plan that the Secretary had announced on February 17, 2000. The task force report stated that senior management of the Central Artery/Ted Williams Tunnel project had deliberately withheld information about cost overruns from the Federal Highway Administration and recommended a change in project leadership, as well as an evaluation of whether the Turnpike Authority should continue to be responsible for the management of the project. The report validated the methodology used by the Turnpike Authority to identify the potential $1.4 billion cost overrun as realistic and consistent with normal industry practice, but stated that there were risks that could lead to cost exposures in addition to those identified in the March 15, 2000 finance plan update in the range of $300 million to $480 million. The task force estimated that a realistic total cost estimate for the project was $13.4 billion to $13.6 billion. The report stated that the Commonwealth appeared to have adequate resources to finance the additional costs but had not yet identified precisely how it would do so, noting that several of the elements in the Governor's proposed funding plan did not appear to have state legislative support.

Upon receiving the report, the Governor requested and received the resignation of the chairman of the Turnpike Authority and appointed a new chairman. On May 8, 2000 the Turnpike Authority received a letter from the Federal Highway Administration stating that it could not accept the March 15, 2000 finance plan update as filed. The letter indicated that the most critical issue to resolve was the identification of new funding resources and said that if sufficient new funding sources were not made available by the approval of appropriate legislation by May 19, 2000, the federal government would withhold additional "obligation authority" for the project. The letter further stated that prior to May 19, 2000 any use of obligation authority would be available only for work that could not be deferred without cost increases. (Obligation authority has since been reinstated.) In addition, the letter stated that a completely revised finance plan update had to be submitted by June 16, 2000. Finally, the letter provided that total obligation authority for the project would be limited to the amount described in the March 15, 2000 finance plan update ($7.049 billion plus grant anticipation notes of $1.5 billion), and "advance construction" authorizations for the project would be limited to the amount specified in previously accepted finance plan updates (the existing balance, which was approximately $2.864 billion at the end of fiscal 1999, plus $222 million). Under federal highway funding statutes, the "advance construction" approach allows states, with Federal Highway Administration approval, to begin a project before amassing all of the obligation authority needed to cover the federal share of that project, and the Commonwealth has used this approach extensively for the Central Artery/Ted Williams Tunnel project. The limits on obligation authority and advance construction authorizations contained in the letter are consistent with the amount of federal funding contemplated in connection with a total project cost of $11.667 billion, meaning that all additional costs will have to be met with non-federal funds. According to the May 8, 2000 letter, the revised finance plan update must provide for funding resources consistent with total project costs in excess of $13.1 billion, as indicated by the higher estimates described in the March 31, 2000 federal task force report and the independent cost validation report appended to the March 15, 2000 finance plan, and must provide for full funding of a balanced statewide road and bridge program.

On May 17, 2000 the Governor approved legislation to provide financing for the additional costs of the Central Artery/Ted Williams Tunnel project and for the statewide road and bridge program. The legislation authorized approximately $1.520 billion of Commonwealth bonds, to be issued as general obligations or as special obligations payable from the gasoline tax. The legislation reinstated certain fees collected by the Registry of Motor Vehicles to be credited to the Highway Fund, which are expected to generate approximately $100 million per year to offset debt service costs associated with the foregoing bonds and to provide direct funding for the project. (Legislation clarifying that such fees may be pledged to secure special obligation bonds was approved by the Governor on June 30, 2000.) The legislation also provided for the sale of a highway exit ramp by the Commonwealth to the Massachusetts Port Authority in exchange for $65 million and for the additional payment to the Commonwealth by the Massachusetts Turnpike Authority of $200 million (which was received on September 1, 2000). Such moneys have been or will be deposited in a new Central Artery and Statewide Road and Bridge Infrastructure Fund and used to pay additional costs of the Central Artery/Ted Williams Tunnel project and to fund the statewide road and bridge program to the extent of at least $100 million per year for each of fiscal years 2001 through 2005. In addition the legislation authorized up to $650 million to be deposited in the Debt Defeasance Trust Fund (up to $500 million from surplus fiscal 2000 revenues and up to $150 million from accumulated surpluses from fiscal years 1997, 1998 and 1999 which were originally credited to the Capital Projects Fund). Such moneys have been used to establish sinking funds to retire certain Commonwealth bonds payable during fiscal 2001 or on July 1, 2001. During fiscal 2001 and fiscal 2002, an amount equal to the amount that would otherwise have been appropriated for debt service on the defeased Commonwealth bonds will be transferred by the Comptroller from the applicable budgetary operating funds to the Central Artery and Statewide Road and Bridge Infrastructure Fund.

On June 16, 2000 the Massachusetts Turnpike Authority filed with the Federal Highway Administration a finance plan update identifying total project costs, expressed as cash needs through completion in fiscal 2005, of $13.513 billion. This cost figure was based upon the previously identified project cash requirement of $11.667 billion, plus $1.846 billion in additional costs (including $53 million for a garage and surface restoration work to be funded out of Turnpike Authority resources that had previously been excluded from the project budget). The estimate of additional costs was $448 million higher than the revised estimates released on February 1, 2000 but was consistent with the range of estimated additional costs contained in the March 31, 2000 federal task force report. The June 16, 2000 finance plan update included a $130 million contingency for Central Artery/Ted William Tunnel project needs. By letter dated June 15, 2000, the Federal Highway Administration informed the Massachusetts Turnpike Authority that it had been designated a "high-risk grantee" with respect to activities related to the Central Artery/Ted Williams Tunnel project. The letter indicated that such designation will remain in effect until the completion of the project. According to the letter, the designation means that more detailed financial reports and additional project monitoring will be required on the project. On June 22, 2000, the Federal Highway Administration, the Executive Office of Transportation and Construction, the Massachusetts Turnpike Authority and the Massachusetts Highway Department signed a project partnership agreement setting out the federal reporting and monitoring requirements for the project and stipulating that federal funding for the project will not exceed $8.549 billion, as contemplated by the May 8, 2000 Federal Highway Administration letter. In March, 2000, the Executive Office for Administration and Finance engaged the services of an independent consulting and accounting firm to review costs associated with the Central Artery/Ted Williams Tunnel project. On August 7, 2000 the Executive Office received the firm's report. The report recommended that project officials should budget for $2.140 billion in additional costs, an increase of $294 million over the amount provided for in the June 16, 2000 finance plan update. The consultant's report also detailed other scenarios and suggested a range of further potential budget exposures of up to an additional $280 million. On August 8, 2000 the Turnpike Authority received a letter from the Federal Highway Administration stating that it would defer action on the June 16, 2000 finance plan update in view of the consultant's report released on August 7, 2000 and would instead await the filing of the next scheduled finance plan on October 1, 2000.

On September 29, 2000 the Turnpike Authority filed with the Federal Highway Administration a new finance plan dated October 1, 2000. The October 1, 2000 finance plan is based on information as of June 30, 2000 and the results of a comprehensive cost and schedule evaluation. The finance plan estimates total project costs to be $14.075 billion, an increase of $562 million over the estimates contained in the June 16, 2000 finance plan update. Most of the increase is contained in a $203 million increase in estimated construction costs and the addition of a project contingency budget of $258 million. The project cost estimates contained in the October 1, 2000 finance plan are $2.408 billion higher than the $11.667 billion project budget in place prior to the announcement of additional costs on February 1, 2000. Excluding the $53 million for a garage and surface restoration work that had been added to the project budget in the June 16, 2000 update (and which is being financed from Turnpike Authority resources), the difference between the October 1, 2000 estimate and the pre-February 1, 2000 estimate is $2.355 billion. The finance plan contemplates that $2.168 billion of this amount will be defrayed by amounts in the Central Artery and Statewide Road and Bridge Infrastructure Fund established by the legislation approved on May 17, 2000. The balance of the increase, $185 million, is budgeted to come from the proceeds of the sale of certain real estate assets by the Turnpike Authority (approximately $152 million was received on July 14, 2000) and investment earnings thereon ($40 million anticipated, $33 million budgeted). The $2.168 billion figure to be provided by the Central Artery and Statewide Road and Bridge Infrastructure Fund consists of $1.35 billion of Commonwealth bond proceeds, $231 million of license and registration fees not used for debt service, $664 million from avoided debt service related to debt defeasance transactions, $200 million from the Turnpike Authority, $65 million from the Port Authority and $159 million in interest earnings through fiscal year 2005 on the balances in the Central Artery and Statewide Road and Bridge Infrastructure Fund itself, less $500 million that is budgeted to be spent on highway and bridge projects not related to the Central Artery/Ted Williams Tunnel project. The October 1, 2000 finance plan also identifies additional funding sources that could be utilized as a contingency if there were to be growth in the project cost estimate. One potential source of funds is additional sales of Turnpike Authority real estate assets, including assets made available after completion of the project (estimated range of values - $142 million to $309 million). Other sources include up to $150 million of proceeds of additional revenue bonds that could be supported by the currently projected Metropolitan Highway System tolls and $50 million expected to be withdrawn from the owner-controlled insurance program trust fund for the project. Internal project cost estimates prepared by the Massachusetts Division of the Federal Highway Administration as of September 27, 2000 totaled $13.8 billion. The Division indicated at that time that the estimates used by the Turnpike Authority in preparing the October 1, 2000 finance plan constituted a reasonable representation of expected costs to be used as a basis for budgetary planning.

On October 23, 2000 the President of the United States approved legislation providing for appropriations for the U. S. Department of Transportation and related agencies for the federal fiscal year ending September 30, 2001. The legislation provides that the
U. S. Secretary of Transportation is to withhold obligation of federal funds and all project approvals for the Central Artery/Ted Williams Tunnel project in federal fiscal year 2001 and thereafter unless the Secretary has approved the annual update of the project finance plan (approval of the October 1, 2000 finance plan need not occur until December 1, 2000) and has determined that the Commonwealth is in full compliance with the June 22, 2000 project partnership agreement described above and is maintaining a balanced statewide transportation program, including spending at least $400 million each year for construction activities and transportation projects other than the Central Artery/Ted Williams Tunnel project. In addition, the legislation limits total federal funding to $8.549 billion, as previously contemplated by the Federal Highway Administration's May 8, 2000 letter described above. This limit is consistent with the October 1, 2000 finance plan. Finally, the legislation ties future federal funding for the project to an annual finding by the Inspector General of the U. S. Department of Transportation that the annual update of the project finance plan is consistent with Federal Highway Administration financial plan guidance. Should any federal assistance be withheld from the project pursuant to such legislation, such funding would nonetheless be available to the Commonwealth for projects other than the Central Artery/Ted Williams Tunnel project. Moreover, the legislation provides that federal funds will not be withheld if the Secretary of Administration and Finance certifies that such funds are required to pay all or any portion of the principal of federal grant anticipation notes issued for the project. On November 29, 2000 the Office of Inspector General of the U. S. Department of Transportation found the October 1, 2000 finance plan to be consistent with Federal Highway Administration guidance and to contain reasonable estimates of the projected cost, funding and schedule for the project, and on the same day the plan was accepted by the Federal Highway Administration.

Other Factors

Many factors affect the financial condition of the Commonwealth, including many social environmental, and economic conditions, which are beyond the control of the Commonwealth. As with most urban states, the continuation of many of the Commonwealth's programs, particularly its human service programs, is in significant part dependent upon continuing federal reimbursements which have been declining.


APPENDIX H

Special Considerations Relating to Municipal Obligations of the
U.S. Virgin Islands and of Guam

U.S. Virgin Islands

The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be affected adversely by a recession in either the United States or Europe.

An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

Guam

The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in the past few years. During its 1997 fiscal year, the government was able to make noticeable progress on its traditional budgetary problems operating with a balanced budget for that fiscal year. However, during 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar in 1999 have had a negative impact on the island's economy. Based on these factors, S&P downgraded Guam's rating to BBB- from BBB with a negative outlook on May 26, 1999. There does seem to be some recent improvement in the Japanese economy. However, Guam has not realized any economic benefit as visitor arrivals are 0.8% below 1998 levels for the second quarter ended June 30, 1999, driving General Fund revenues down 3.1%.



APPENDIX I

Special Considerations Relating to Puerto Rico Municipal
Obligations

See Special Note Prior to Appendix B

The fiscal year of the Government of Puerto Rico begins each July
1. The Governor is constitutionally required to submit to the Legislature an annual balanced budget of capital improvements and operating expenses of the central government for the ensuing fiscal year. The annual budget is prepared by the Office of Management and Budget ("OMB"), working with the Planning Board, the Department of the Treasury, and the other government offices and agencies. Section 7 of Article VI of the Constitution provides that "The appropriations made for any fiscal year shall not exceed the total revenues, including available surplus, estimated for said fiscal year unless the imposition of taxes sufficient to cover said appropriations is provided by law."

The annual budget, which is developed utilizing elements of program budgeting and zero-base budgeting, includes an estimate of revenues and other resources for the ensuing fiscal year under: (i) laws existing at the time the budget is submitted; and
(ii) legislative measures proposed by the Governor and submitted with the proposed budget, as well as the Governor's recommendations as to appropriations that in his judgment are necessary, convenient, and in conformity with the four-year investment plan prepared by the Planning Board.

Act No. 147 of June 18, 1980 created a Budgetary Fund, as amended (the "Budgetary Fund Act"), to cover the appropriations approved in any fiscal year in which the revenues available for such fiscal year are insufficient, honor the public debt, and provide for unforeseen circumstances in the provision of public services. The Budgetary Fund Act was amended in 1994 to require that an annual legislative appropriation equal to one third of one percent (.33%) of the total budgeted appropriations for each fiscal year be deposited in the Budgetary Fund. In 1997, the Budgetary Fund Act was further amended to increase the annual legislative appropriation required to be deposited in the Budgetary Fund to one percent (1%) of the total revenues of the preceding fiscal year, beginning in fiscal year 2000. In addition, other income (not classified as revenues) that is not assigned by law to a specific purpose is also required to be deposited in the Budgetary Fund. The maximum balance of the Budgetary Fund may not exceed six percent (6%) of the total appropriations included in the budget for the preceding fiscal year. The balance of the Budgetary Fund as of June 30, 2000 is expected to be approximately $62 million.

*In Puerto Rico, the central government has many functions which in the fifty states are the responsibility of local government, such as providing public education and police and fire protection. The central government also makes large annual grants to the University of Puerto Rico and to the municipalities. The grants to the University of Puerto Rico are included in current expenses for education and the debt service on general obligation bonds is included in current expenses for debt service. Debt service on Sugar Corporation notes paid by the Government of Puerto Rico is included in current expenses for economic development, and debt service on Urban Renewal and Housing Corporation bonds and notes and on Housing Bank and Finance Agency mortgage subsidy bonds paid by the Government of Puerto Rico is included in current expenses for housing.

Approximately 25.2% of the General Fund is committed, including debt service on direct debt of the Commonwealth and on the debt of the Sugar Corporation, municipal subsidies, grants to the University of Puerto Rico, contributions to Aqueduct and Sewer Authority, and rental payments to Public Building Authority, among others.

In the fiscal 2000 budget, revenues and other resources of all budgetary funds total $10,637,811,000 excluding balances from the previous fiscal year and general obligation bonds authorized. The estimated net increase in General Fund revenues in fiscal 2000 are accounted for by increases in corporation income taxes (up $207,841,000), personal income taxes (up $196,113,000), income tax withheld from non-residents (up $180,996,000), federal excise tax on off-shore shipments (up $28,849,000), lottery revenues (up $23,438,000), general excise tax of 5% (up $8,646,000), registration and document certification fees (up $5,644,000), excise tax on alcoholic beverages (up $5,535,000), and decreases in the special excise tax on certain petroleum products (down $20,056,000) and customs revenue (down $6,335,000).

Current expenses and capital improvements of all budgetary funds total $11,225,813,000, an increase of $474,591,000 from fiscal
1999. The major changes in General Fund expenditures by program in fiscal 2000 are: increases in general government (up $155,519,000), health (up $119,028,000), debt service (up
$89,804,000), contributions to municipalities (up $66,794,000), welfare (up $45,326,000), education (up $28,614,000), transportation and communications (up $15,673,000), special pension contributions (up $3,792,000), and housing (up $1,355,000), and decreases in other debt service (down $58,691,000), public safety and protection (down $44,133,000), and economic development (down $20,800,000)

The general obligation bond authorization for the fiscal 2000 budget was $475,000,000.

In the fiscal 2001 budget proposal, revenues and other resources of all budgetary funds total $11,251,387,000 excluding balances from the previous fiscal year and general obligation bonds authorized. The estimated net increase in General Fund revenues in fiscal 2001 are accounted for by increases in personal income taxes (up $153,000,000), corporation income taxes (up $94,000,000), income tax withheld from non-residents (up $72,000,000), federal excise taxes on off-shore shipments (up $67,000,000), general excise tax of 5% (up $46,000,000), excise tax on motor vehicles and accessories (up $30,000,000), special excise tax on certain petroleum products (up $20,000,000), registration and document certification fees (up $10,000,000), excise tax on alcoholic beverages (up $9,000,000), and decreases in tollgate taxes (down $21,000,000).

Current expenses and capital improvements of all budgetary funds total $11,713,398,000, an increase of $457,585,000 from fiscal
2000. The major changes in General Fund expenditures by program in fiscal 2001 are: increases in general government (up $232,798,000), education (up $94,320,000), health (up
$62,875,000), public safety and protection (up $45,460,000), debt service (up $36,874,000), other debt service (up $17,460,000), welfare tax (up $7,061,000), special pension contributions (up $6,908,000), and contributions to municipalities (up $6,730,000), and decreases in economic development (down $41,330,000) and transportation and communications (down $5,394,000).

The general obligation bond authorization for the fiscal 2001 budget is $400,000,000.

Public employees of the Government of Puerto Rico and its instrumentalities are covered by five retirement systems: The Employees Retirement System of the Government of Puerto Rico and its Instrumentalities (the "Employees Retirement System"), the Annuity and Pension System for the Teachers of Puerto Rico (the "Teachers Retirement System"), the Commonwealth of Puerto Rico Judiciary Retirement System (the "Judiciary Retirement System"), the Retirement System of the University of Puerto Rico (the "University Retirement System"), and the Employees Retirement System of Puerto Rico Electric Power Authority (the "Electric Power Authority Retirement System"). The University Retirement System and the Electric Power Authority Retirement System apply to employees of the University of Puerto Rico and Electric Power Authority, respectively. The Government of Puerto Rico is not required to contribute directly to those two systems, although a large portion of University revenues are derived from legislative appropriations. The Teachers Retirement System primarily covers public school teachers, the Judiciary Retirement System covers judges, and the Employees Retirement System covers all other employees of the Government of Puerto Rico, its municipalities, and instrumentalities. As of June 30, 1999, the total number of active members of the three systems was as follows: Employees Retirement System, 158,000; Teachers Retirement System, 48,122; and Judiciary Retirement System, 355. The three systems are financed by contributions made by employers (the Government of Puerto Rico, public corporations, or municipalities), employees, and investment income. The government is responsible for approximately 66% of total employer contributions to the Employees Retirement System and 100% and 99% of total employer contributions to the Judiciary and Teachers Retirement Systems, respectively. Retirement and related benefits provided by the systems and required contributions to the systems by employees are determined by statute. Required contributions to the systems by employers are determined by statute with respect to the Teachers Retirement System and, with respect to the Employees and Judiciary Retirement Systems, by the Administrators of the Systems. As of July 30, 1999, the total pension benefit obligation for the Employees Retirement System and the Judiciary Retirement System was $8,308,000,000 and $118,200,000,
respectively, and the unfounded pension benefit obligation for the same period was $6,450,000,000 and $44,300,000, respectively representing a funding ratio of 22% and 62%, respectively. As of June 30, 1999, the accrued pension liability of the Teachers Retirement System was $2,904,195,938, the value of assets amounted to $2,313,730,000 representing a funding ratio of 79.67% and the resulting unfounded accrued liability was $590,465,938, a decrease of $194,037,629 from the prior valuation made as of June 30, 1998.

On February 1, 1990, the Legislature of Puerto Rico enacted Act No. 1 amending the organic act of the Employees Retirement System to reduce the future pension liabilities of the Employees Retirement System. Among other provisions, the legislation increased the level of contribution to the System and limited the retirement benefits for new employees by increasing the length of time for the vesting of certain benefits and reducing the level of benefits in the case of early retirement. The legislation also reduced the level of occupational disability benefits and death benefits received by new employees. Also, Act No. 305 of September 24, 1999, further amends the organic act of the Employees Retirement System to change it, prospectively, from a defined benefit system to a defined contribution system. The individual account of each current employee is credited initially with an amount equal to his aggregate contributions to the Employees Retirement System, plus interest. Current employees who do not elect to transfer to the new defined contribution system will continue accruing benefits under the current defined benefits system. The individual account of each participant of the new defined contribution system is credited monthly with the participant's contribution and is credited semiannually with a rate of return based on either of two notional investment returns. The Government does not credit such accounts with any contribution. Instead, Government contributions will now be used completely to reduce the unfunded accumulated pension liability of the Employees Retirement System. Based on actuarial studies conducted by the actuary of the Employees Retirement System, it is expected that the implementation of the defined contribution system will allow the Government to reduce the current actuarial deficit of the Employees Retirement System. Also, the law approving the sale of a controlling interest in PRTC to a consortium led by GTE International Telecommunications Incorporated provides that any future proceeds received by the Government from the sale of its remaining 43% stock ownership in PRTC will be transferred to the Employees Retirement System to reduce its accumulated unfunded pension benefit obligation. It is recognized that it will be necessary to further strengthen the finances of the Teachers Retirement System in order to assure that combined contributions and investment income continue to exceed benefit payments, avoiding the possible future draw down of assets.

General Economic Conditions in Puerto Rico

The economy of Puerto Rico is fully integrated with that of the United States. In fiscal 1999, trade with the United States accounted for approximately 87% of Puerto Rico's exports and approximately 60% of its imports. In this regard, in fiscal 1999 Puerto Rico experienced a $9.6 billion positive adjusted merchandise trade balance. Gross product in fiscal 1995 was $28.5 billion ($26 billion in 1992 prices) and gross product in fiscal 1999 was $38.2 billion ($29.8 billion in 1992 prices). This represents an increase in gross product of 34.4% from fiscal 1995 to 1999 (14.8% in 1992 prices).

Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1999, aggregate personal income was $37.2 billion ($33 billion in 1992 prices) and personal per capita income was $9,674 ($8,571 in 1992 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total federal payments to Puerto Rico, which include transfers to local government entities and expenditures of federal agencies in Puerto Rico, in addition to federal transfer payments to individuals, are lower on a per capita basis in Puerto Rico than in any state. Transfer payments to individuals in fiscal 1999 were $8.1 billion, of which $5.3 billion, or 65.4%, represented entitlements to individuals who had previously performed services or made contributions under programs such as Social Security, Veteran's Benefits, Medicare, and U.S. Civil Service retirement pensions.

Puerto Rico's economic expansion, which has lasted over ten years, continued throughout the five-year period from fiscal 1995 through fiscal 1999. Almost every sector of the economy participated, and record levels of employment were achieved. Factors behind the continued expansion included Government-sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, increases in the level of federal transfers, low oil prices, and the relatively low cost of borrowing funds during the period. The performance of the economy during fiscal 2000 and 2001 will be affected principally by the performance of the United States economy and by the increase in oil prices and, to a lesser extent, by the level of interest rates. Since Puerto Rico is heavily dependent on oil imports for its energy needs, if oil prices remain at their current high level for a long period of time, that could have an adverse effect on the level of economic activity in Puerto Rico.

Average employment increased from 1,051,000 in fiscal 1995, to 1,158,000 in fiscal 2000. Average unemployment decreased from 13.8% in fiscal 1995, to 12.5% in fiscal 1999. According to the Labor Department's Household Employment Survey, during fiscal 2000, total employment increased 1.1% over the same period in fiscal 1999. Total monthly employment averaged 1,158,500 during fiscal 2000, compared to 1,145,900 in fiscal 1999. Unemployment, although at relatively low historical levels, remains above the U.S. average. Puerto Rico has a diversified economy. During the period between fiscal 1995 and 1999, the manufacturing and services sectors generated the largest portion of gross domestic product. Three sectors of the economy provide the most employment: manufacturing, services, and government.

Manufacturing is the largest sector in the economy accounting in terms of gross domestic product for $26.3 billion or 43.8% of gross domestic product in fiscal 1999. The manufacturing sector employed 139,663 workers as of March 2000. Manufacturing in Puerto Rico is now more diversified than during earlier phases of industrial development. In the last two decades, industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift is best exemplified by heavy investment in pharmaceuticals, scientific instruments, computers, microprocessors, medical products, and electrical products industries in Puerto Rico over the last decade. The services sector, which includes wholesale and retail trade and finance, insurance, real estate, hotels and related services, and other services, ranks second in its contribution to gross domestic product and it is the sector that employs the greatest number of people. The government's (including the public corporations) share of employment, measured according to the payroll survey, has diminished from 34.9% in calendar 1980, to 32.9% in calendar 1992, to 27.6% in calendar 1999. On February 25, 1998, the Governor signed into law Act No. 45, which permits the unionization of government employees (excluding municipal employees). Under this law, government employees are given collective bargaining rights subject to a number of limitations. Among those limitations are: employees are prohibited from striking; annual salary increases are limited; employees cannot be required to become union members and pay union dues; and collective bargaining negotiations cannot occur in an election year. Negotiations of non-economic conditions with government employees pursuant to this bill commenced in fiscal 2000 and negotiations of economic conditions will commence in fiscal 2001. Tourism also contributes significantly to the island economy, accounting for 5.6% of the island's gross domestic product in fiscal 1999.

New Economic Model

The present administration has developed and is implementing a new economic development program, which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the Government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing Government-imposed regulatory restraints.

The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system. Another initiative is the improvement and expansion of Puerto Rico's infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline, cogeneration facilities, and the construction of a light rail system for the San Juan metropolitan area.

The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act was enacted providing special tax incentives for the development of new hotel projects. In November 1993, the Tourism Development Fund was created for the purpose of promoting capital investments in and providing financing to entities that contribute to the development of the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction, which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 11,928 at the end of fiscal 2000 and to a projected 12,650 by the end of fiscal 2000.

The New Economic Model also seeks to reduce the size of the Government's direct contribution to gross domestic product. As part of this goal, the Government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the Government sold the assets of the Puerto Rico Maritime Shipping Authority; (ii) the Aqueduct and Sewer Authority executed a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day pipeline to deliver water to the San Juan metropolitan area and other municipalities along the north coast from the Dos Bocas reservoir in Utuado; (iii) the Electric Power Authority executed power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of approximately 961 megawatts), using fuels other than oil, will be constructed, operated and owned by these producers; (iv) the Corrections Administration entered into operating agreements with two private companies for the operation of three new correctional facilities; (v) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations; (vi) the Government has also transferred to local sugar cane growers certain sugar processing facilities; (vii) the Government sold three hotel properties and is currently negotiating the sale of a complex consisting of two hotels and a convention center; and
(viii) the Government sold a controlling interest in the Puerto Rico Telephone Company ("PRTC"), a subsidiary of the Telephone Authority, to a consortium led by GTE International Telecommunications Incorporated.

One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the Government provides free health services to low income individuals through public health facilities owned and administered by the Government to one in which all medical services are provided by the private sector and the Government provides comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering all municipalities on the island. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date coverage commences. As of July 28, 2000, approximately 1.75 million persons were participating in the program at an estimated annual cost to Puerto Rico for fiscal 2000 of approximately $1.07 billion, of which approximately $833 million will be covered by appropriations from the General Fund. It is expected that the number of participants will increase to approximately 2.16 million persons by the end of fiscal 2001. The required insurance premiums will increase to approximately $1.38 billion and the required appropriations from the General Fund will increase to approximately $1.1 billion. In conjunction with this program, the operation of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health facilities to private entities. The Government has sold forty-eight health facilities to private companies and to municipal Governments and is currently in the process of closing the sale of twenty additional health facilities to such companies. In addition, the Government recently published a final notice stating its intention to privatize the remaining eleven health facilities.

Tax Incentives

Since 1948, Puerto Rico has promulgated various industrial incentive laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities are eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law"), a new industrial incentives law aimed at attracting and retaining foreign investment in Puerto Rico.

The benefits provided by the 1998 Tax Incentives Law are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant. Activities eligible for tax exemption include manufacturing, certain designated services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Tax Incentives Law imposes income tax rates ranging from 2% to 7% for periods ranging from 10 to 25 years. In addition, it grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives Law also provides various special deductions designated to stimulate employment and productivity, research and development, and capital investment in Puerto Rico.

Under the 1998 Tax Incentives Law, companies are able to repatriate or distribute their profits free of dividend taxes. In addition, passive income derived from the investment of eligible funds in Puerto Rico financial institutions, obligations of the government of Puerto Rico, and other designated investments are fully exempt from income and municipal license taxes. Individual shareholders of an exempted business are allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period will be subject to a 4% income tax rate.

For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits and other qualifying expenditures (the "economic activity limitation," also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the U.S. Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), the tax credit, as described below, is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.

Section 30A

The 1996 Amendments added a new Section 30A to the Code. Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").

A QDC is a U.S. corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a
Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."

The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).

A QDC electing Section 30A of the Code may compute the amount of its active business income eligible for the Section 30A Credit, by using either the cost-sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico. In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the
Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995 (the "income cap"). Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.

Section 936

Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, U.S. corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their U.S. corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under
Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year (i) 80% or more of its gross income from sources within Puerto Rico and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.

Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles and other functions carried out in Puerto Rico provided it makes a cost sharing payment in the amount required under section 936; (B) a profit-split formula, whereby it is allowed to claim 50% of the combined net income of its affiliated group from the sale of products manufactured in Puerto Rico; or
(C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the Section 936 rules.

As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that were operating in Puerto Rico on October 13, 1995, and had elected the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.

In the case of taxable years beginning on or after 1998, the possession income subject to the Section 936 credit will be subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years beginning in 2006.

Proposal to Extend the Phaseout of Section 30A

During 1997, the Government of Puerto Rico proposed to Congress the enactment of a new permanent federal incentive program similar to that provided under Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other wage-related expenses, such as fringe benefits, as well as depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998, fiscal 1999, and fiscal 2000 budgets submitted by President Clinton to Congress included a proposal to modify
Section 30A to (i) extend the availability of the Section 30A Credit indefinitely; (ii) make it available to companies establishing operations in Puerto Rico after October 13, 1995; and (iii) eliminate the income cap. This proposal was not included in the 1998, 1999, or 2000 budgets approved by Congress. The fiscal 2001 budget submitted by President Clinton included a proposal to extend the Section 30A Credit for three years and make it available to companies establishing new operations, but would make the credit subject to the existing income cap. Two bills were recently introduced in Congress in one case to extend the Section 30A Credit until 2009 and in the other extend it until the Puerto Rico economy reaches a level closer to that of the U.S. economy. Both bills would make the Section 30A Credit applicable to newly established companies and new lines of businesses and would remove the income cap. While the Government of Puerto Rico plans to continue lobbying for these proposals, it is not possible at this time to predict whether the Section 30A Credit will be so modified.

Outlook

The Government of Puerto Rico believes that the phase out of
Section 936 and 30A will not have a significant adverse effect on the economy of Puerto Rico. It believes that, notwithstanding the loss of the federal income tax benefits provided by Sections 936 and 30A, the tax and other benefits offered by Puerto Rico to U.S. and foreign investors will enable it to continue attracting and retaining investments in manufacturing and service operations.





Part C. Other Information

Item 23. Exhibits

a.1	Restated Declaration of Trust dated as of April 23,
1986 is incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement
No. 2-99861.

a.2	Instrument of the Trustees Establishing and
Designating Classes of Shares of Certain Series of the Trust is incorporated herein by reference to Exhibit 1(b) to Post-
Effective Amendment No. 24.

a.3	Instrument of the Trustees, dated June 12, 1998,
establishing and designating classes of certain series of the Trust is incorporated by reference to Exhibit
1(a) to Post-Effective Amendment No. 40.

b.	Bylaws of the Trust are incorporated by reference to Exhibit
2 to Pre-Effective Amendment No. 2.

c.	Not applicable.

d.1	Management Agreement between the National Portfolio &
Mutual Management Corp. is incorporated by reference to
Exhibit 5(b) to Post-Effective Amendment No. 18.

d.2	Management Agreement between the Limited Term
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No.
18.

d.3	Management Agreement between the New York Portfolio
and Mutual Management Corp. is incorporated by reference to
Exhibit 5(e)  to Post-Effective Amendment No. 18.

d.4	Management Agreement between the Florida Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit (5)(h) to Post-Effective Amendment No. 16.

d.5	Management Agreement between the Georgia Portfolio and
Mutual Management Corp. is incorporated by reference to
Exhibit 5(m) to Post-Effective Amendment No. 27.

d.6	Management Agreement between the Pennsylvania
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No.
27.

d.7	Form of Management Agreement between California Money
Market Portfolio (and New York Money Market Portfolio) and
Mutual Management Corp. is incorporated by reference to
Exhibit 5(s) to Post-Effective Amendment No. 34.

d.8	Form of Management Agreement between Massachusetts
Money Market Portfolio and SSBC Fund Management Inc. is incorporated by reference to Exhibit D.8 to Post-Effective
Amendment No 43.

e.1	Distribution Agreement between Registrant and Smith
Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 7.

e.2	Distribution Agreement between Registrant and CFBDS,
Inc. is incorporated by reference to Exhibit e.2 to Post-
Effective Amendment No. 41.

e.3	Broker Dealer Contract between the Mutual Management
Corp. and CFBDS, Inc. is incorporated by reference to Exhibit e.3 to Post-Effective Amendment No. 41.

e.4	Form of Distribution Agreement with Salomon Smith
Barney Inc. is incorporated by reference to Exhibit e.4 to Post-Effective Amendment No. 45.

e.5	Form of Distribution Agreement with PFS Distributors
Inc. is incorporated by reference to Exhibit e.5 to Post-
Effective Amendment No. 45.

f.	Not applicable.

g.	Custodian Agreement between Registrant and Provident
National Bank is incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1.

h.1	Transfer Agency Agreement between Registrant and
Provident Financial Processing Corp. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 12.

h.2	Transfer Agency Agreement between Registrant and Citi
Fiduciary Trust Company is incorporated by reference to Exhibit
h.2 to Post-Effective Amendment No. 45.

h.3	Sub-Transfer Agency Agreement with PFPC Global Fund
Services is incorporated by reference to Exhibit h.3 to Post-Effective Amendment No. 45.

h.4	Sub-Transfer Agency Agreement with PFS Shareholder
Services is filed herewith.

i.	Opinion of Gaston & Snow is incorporated by reference to
Exhibit 10 to Pre-Effective Amendment No. 1.

j.1 	Auditors' Consent is filed herewith.

j.2	Power of Attorney is filed herewith.

k.	Schedule of Computation of Performance Quotations is
incorporated by reference to Exhibit 16 to Post-Effective
Amendment No. 5.

l.	Subscription Agreement between Registrant and Mutual
Management Corp. is incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1.

m.1	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the California Money Market Portfolio is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 21.

m.2	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the Georgia Portfolio is incorporated by reference to
Exhibit 15(f) to Post-Effective Amendment No. 27.

m.3	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the Pennsylvania Portfolio is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 27.

m.4	Form of Plan of Distribution pursuant to Rule 12b-1 on
behalf of Class A shares of each Portfolio, except the California Money Market and the New York Money Market
Portfolios is incorporated by reference to Exhibit 15(n) to Post-Effective Amendment No. 34.

m.5	Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit m.5 to Post-Effective Amendment No. 41.

m.6	Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 with Salomon Smith Barney Inc. and PFS Distributors, Inc. is incorporated by reference to Exhibit m.6 to Post-Effective Amendment No. 45.

n.	Financial Data Schedule is not applicable.

o. Amended and Restated Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 to Post-Effective
Amendment No. 40.

p. Code of Ethics is incorporated by reference to Exhibit p to Post-Effective Amendment No. 45.


Item 24.	Persons Controlled by or under Common Control with
Registrant

	The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption
"Management" in the prospectus included in Part A of this Post-Effective Amendment on Form N-1A.

Item 25.	Indemnification

	Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 5.2 of ARTICLE V provides: "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act
(including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties."

Item 26.	Business and other Connections of Investment Adviser

Manager-Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) ("Smith Barney Fund Management"). Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).


Item 27.	Principal Underwriters

(a) Salomon Smith Barney, Inc. ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Smith Barney Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney
Sector Series Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Core Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Allocation Series Inc.,
Smith Barney California Municipals Fund Inc.
Smith Barney Equity Funds,
Smith Barney Fundamental Value Fund Inc.,
Smith Barney Income Funds,
Smith Barney Investment Funds Inc.,
Smith Barney Investment Trust,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Sector Series Inc.

In addition, Salomon Smith Barney is also the distributor for the following Salomon Brothers Funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors value Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc. and SSB Citi Funds Inc.

In addition, Salomon Smith Barney is also the distributor for the CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust,
CitiFunds Institutional Trust, CitiFunds Tax Free Reserves and
CitiFunds Trust III.


In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to
each director and officer of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities and Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c)	Not applicable.


Item 28.	Location of Accounts and Records


(1) With respect to the Registrant's Investment Adviser:
Smith Barney Fund Management LLC
Smith Barney Muni Funds
		7 World Trade Center
		New York, New York 10048

(2)		With respect to the Registrant's Transfer Agent
Citi Fiduciary Trust Company
		125 Broad Street
		New York, New York 10004

(3)		With respect to the Registrant's Custodian
PFPC Trust Company
		8800 Tincium Boulevard
		Philadelphia, Pennsylvania  19153

(4)		With respect to the Registrant's Custodian
State Street



(5)		With respect to the Registrant's Sub-Transfer Agent
PFPC Global Fund Services.
		P.O. Box 9699
		Providence, Rhode Island  02940

(6)		With respect to the Registrant's Sub-Transfer Agent:
PFS Shareholder Services
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062

(7)		With respect to the Registrant's Co-Distributors:
Salomon Smith Barney Inc.
388 Greenwich Street
New York, New York  10013

PFS Distributors, Inc.
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062



Item 29.	Management Services

	Not applicable.

Item 30.	Undertakings

(a)	Not applicable.

(b)	Not applicable.

(c)	Registrant undertakes to furnish each person to whom a
prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 27th day of July, 2001


	SMITH BARNEY MUNI FUNDS

						By:	/s/ Heath B. McLendon

Heath B. McLendon,
President
and Chief Executive
Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title		Date

/s/ Heath B. McLendon	President, Chief Executive Officer and
Trustee		7/27/01
(Heath B. McLendon)

              *                     	Trustee
	7/27/01
(Lee Abraham)

              *                      	Trustee
	7/27/01
(Allan J. Bloostein)

              *                     	Trustee
	7/27/01
(Jane F. Dasher)

              *                     	Trustee
	7/27/01
(Donald R. Foley)

              *                     	Trustee
	7/27/01
(Paul Hardin III)

              *                      	Trustee
	7/27/01
(Richard E. Hanson)

              *                     	Trustee
	7/27/01
(Roderick C. Rasmussen)

              *                     	Trustee
	7/27/01
(John P. Toolan)

/s/ Lewis E. Daidone      	Senior
Vice President and Treasurer
	7/27/01
(Lewis E. Daidone)

*By: /s/ Christina T. Sydor	Secretary
	7/27/01
Christina T. Sydor
Pursuant to Power of Attorney



EXHIBIT INDEX

Exhibit No. 	Exhibit


(h)(4)		Sub-
Transfer Agency Agreement with PFS
Shareholder Services

(j)(1)
	Auditors' Consent

(j)(2)		Power
of Attorney